Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 36.9%

	Face Amount	Value
U.S. Treasury Bond
3.000%, 02/15/49	$ 985,000	$ 1,164,916
2.500%, 02/15/45	31,355,000	33,130,967
2.500%, 02/15/46	1,775,000	1,883,857
2.375%, 11/15/49	395,000	417,419
2.375%, 05/15/51	760,000	806,312
2.000%, 02/15/50	4,745,000	4,634,901
2.000%, 08/15/51	12,840,000	12,557,119
1.875%, 02/15/41	9,465,000	9,036,487
1.875%, 02/15/51	290,000	275,296
1.875%, 11/15/51	65,265,000	62,042,541
1.750%, 08/15/41	6,400,000	5,970,000
1.625%, 11/15/50	4,240,000	3,792,316
1.375%, 11/15/40	2,265,000	1,989,218
1.375%, 08/15/50	5,080,000	4,273,153
1.250%, 05/15/50	505,000	411,674
1.125%, 05/15/40	605,000	511,272
1.125%, 08/15/40	3,550,000	2,989,211
U.S. Treasury Note
2.625%, 02/15/29	35,185,000	37,235,626
1.750%, 12/31/26	3,240,000	3,263,541
1.625%, 05/15/31	21,585,000	21,321,933
1.500%, 01/31/27	4,325,000	4,301,010
1.375%, 10/31/28	8,090,000	7,897,230
1.375%, 12/31/28	4,005,000	—
1.250%, 11/30/26	19,000,000	18,685,312
1.250%, 03/31/28	2,190,000	2,129,775
1.250%, 08/15/31	9,530,000	9,092,216
1.125%, 10/31/26	2,805,000	2,742,326
1.125%, 02/29/28	8,685,000	8,393,917
1.125%, 02/15/31	8,870,000	8,398,435
1.000%, 12/15/24	13,000,000	12,870,000
0.875%, 01/31/24	6,490,000	6,452,987
0.875%, 06/30/26	19,905,000	19,303,185
0.875%, 09/30/26	107,950,000	104,416,324
0.875%, 11/15/30	34,939,000	32,430,489
0.750%, 03/31/26	1,595,000	1,542,851
0.750%, 04/30/26	14,082,000	13,606,182
0.750%, 08/31/26	2,607,000	2,509,747
0.750%, 01/31/28	20,150,000	19,046,473
0.625%, 11/30/27	8,280,000	7,787,405
0.625%, 12/31/27	13,220,000	12,419,570
0.625%, 08/15/30	270,000	245,837
0.500%, 04/30/27	5,430,000	5,122,866
0.500%, 05/31/27	1,100,000	1,035,848
0.500%, 08/31/27	9,175,000	8,602,638
0.375%, 10/31/23	11,275,000	11,134,943
0.375%, 11/30/25	625,000	598,315
0.375%, 12/31/25	4,585,000	4,384,585
0.289%, VAR US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/23	37,170,000	37,203,922

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.275%, VAR US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23	$24,740,000	$24,772,216
0.274%, VAR US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23	12,195,000	12,206,887
0.269%, VAR US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/23	41,850,000	41,891,183
0.250%, 05/15/24	4,935,000	4,825,312
0.250%, 09/30/25	380,000	363,256
0.250%, 10/31/25	245,000	233,812
0.125%, 01/15/24	1,005,000	984,978

Total U.S. Treasury Obligations (Cost $666,735,022)		655,339,791

CORPORATE OBLIGATIONS — 28.0%

	Face Amount	Value

COMMUNICATION SERVICES — 4.1%
Alibaba Group Holding
3.600%, 11/28/24	$1,755,000	$1,824,865
America Movil
4.375%, 04/22/49	1,440,000	1,656,806
AT&T
8.750%, 11/15/31	790,000	1,126,353
4.500%, 03/09/48	796,000	879,466
4.350%, 06/15/45	2,360,000	2,524,793
3.650%, 09/15/59	2,191,000	2,077,944
3.550%, 09/15/55	2,029,000	1,915,023
3.500%, 09/15/53	774,000	737,520
2.750%, 06/01/31	975,000	958,724
CCO Holdings
4.500%, 06/01/33(A)	1,450,000	1,377,138
4.250%, 01/15/34(A)	1,225,000	1,137,057
Charter Communications Operating
6.484%, 10/23/45	5,085,000	6,402,840
5.750%, 04/01/48	700,000	805,370
5.375%, 05/01/47	1,175,000	1,301,134
Comcast
4.400%, 08/15/35	2,055,000	2,348,310
3.450%, 02/01/50	765,000	762,192
2.800%, 01/15/51	190,000	169,799
CommScope
6.000%, 03/01/26(A)	3,435,000	3,478,764
Cox Communications
3.850%, 02/01/25(A)	1,100,000	1,151,235
3.500%, 08/15/27(A)	850,000	887,827
3.350%, 09/15/26(A)	750,000	779,469
Prosus
4.987%, 01/19/52(A)	2,750,000	2,690,791

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
4.850%, 07/06/27(A)	$ 850,000	$908,385
4.193%, 01/19/32(A)	425,000	421,053
3.680%, 01/21/30(A)	2,075,000	2,028,635
3.061%, 07/13/31(A)	4,750,000	4,365,727
Telecom Italia
5.303%, 05/30/24(A)	2,375,000	2,451,202
Telecom Italia Capital
7.721%, 06/04/38	1,970,000	2,122,675
7.200%, 07/18/36	300,000	318,000
Tencent Holdings MTN
3.975%, 04/11/29(A)	1,690,000	1,790,277
Time Warner Cable
6.750%, 06/15/39	1,300,000	1,660,886
T-Mobile USA
4.500%, 04/15/50	775,000	848,294
4.375%, 04/15/40	425,000	456,557
3.875%, 04/15/30	3,650,000	3,834,152
3.500%, 04/15/31(A)	925,000	902,365
3.375%, 04/15/29(A)	925,000	905,871
2.250%, 02/15/26(A)	950,000	915,563
Verizon Communications
4.400%, 11/01/34	2,810,000	3,149,138
4.272%, 01/15/36	1,300,000	1,458,018
3.550%, 03/22/51	390,000	394,876
2.650%, 11/20/40	1,625,000	1,451,770
2.100%, 03/22/28	440,000	428,672
ViacomCBS
4.950%, 01/15/31	1,140,000	1,297,396
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79	1,650,000	1,896,628
Walt Disney
6.650%, 11/15/37	810,000	1,140,948

		72,140,508

CONSUMER DISCRETIONARY — 1.7%
Elanco Animal Health
5.900%, 08/28/28	1,635,000	1,773,975
Ford Motor Credit
5.125%, 06/16/25	600,000	629,136
4.375%, 08/06/23	1,050,000	1,071,945
4.140%, 02/15/23	900,000	910,125
4.134%, 08/04/25	675,000	688,500
4.063%, 11/01/24	2,850,000	2,899,875
3.810%, 01/09/24	850,000	859,563
3.375%, 11/13/25	775,000	775,868
3.350%, 11/01/22	1,250,000	1,258,525
General Motors Financial
5.100%, 01/17/24	3,505,000	3,716,076
3.250%, 01/05/23	730,000	742,997

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
1.250%, VAR U.S. SOFR + 1.200%, 11/17/23	$ 5,805,000	$5,867,856
Hyundai Capital America
3.000%, 06/20/22(A)	2,665,000	2,687,584
Mileage Plus Holdings
6.500%, 06/20/27(A)	4,780,000	5,078,750
Nordstrom
6.950%, 03/15/28	1,165,000	1,266,833
RELX Capital
4.000%, 03/18/29	650,000	705,152

		30,932,760

CONSUMER STAPLES — 0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	575,000	682,438
Anheuser-Busch InBev Worldwide
5.550%, 01/23/49	450,000	581,239
5.450%, 01/23/39	1,285,000	1,579,986
4.350%, 06/01/40	425,000	470,150
Coca-Cola
3.450%, 03/25/30	475,000	510,021
1.650%, 06/01/30	875,000	822,149
Delta Air Lines
4.750%, 10/20/28(A)	3,840,000	4,097,647
Keurig Dr Pepper
4.417%, 05/25/25	335,000	358,333
Mars
2.375%, 07/16/40(A)	960,000	864,895

		9,966,858

ENERGY — 4.7%
BP Capital Markets America
3.060%, 06/17/41	1,670,000	1,582,623
Cameron LNG
3.701%, 01/15/39(A)	1,285,000	1,308,117
Cheniere Energy
4.625%, 10/15/28	450,000	456,750
ConocoPhillips
4.150%, 11/15/34	386,000	422,356
Energy Transfer
4.400%, 03/15/27	2,490,000	2,644,170
2.900%, 05/15/25	1,655,000	1,678,024
Exxon Mobil
4.227%, 03/19/40	1,100,000	1,246,936
2.610%, 10/15/30	850,000	856,637

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Kinder Morgan
5.550%, 06/01/45	$ 3,225,000	$ 3,843,456
5.200%, 03/01/48	750,000	869,435
4.300%, 06/01/25	525,000	559,297
Kinder Morgan Energy Partners
5.500%, 03/01/44	310,000	360,278
4.300%, 05/01/24	1,865,000	1,958,237
Marathon Oil
6.600%, 10/01/37	8,065,000	10,421,414
Marathon Petroleum
4.700%, 05/01/25	190,000	204,236
Midwest Connector Capital
3.900%, 04/01/24(A)	3,045,000	3,134,328
MPLX
5.500%, 02/15/49	1,220,000	1,460,406
Occidental Petroleum
3.500%, 08/15/29	5,345,000	5,264,825
3.200%, 08/15/26	975,000	957,938
2.900%, 08/15/24	2,900,000	2,905,017
Petrobras Global Finance BV
7.250%, 03/17/44	725,000	771,763
6.750%, 06/03/50	1,800,000	1,802,556
5.500%, 06/10/51	625,000	550,119
5.093%, 01/15/30	2,364,000	2,397,096
Petroleos Mexicanos
7.690%, 01/23/50	9,835,000	9,105,538
6.950%, 01/28/60	141,000	120,767
6.700%, 02/16/32(A)	3,183,000	3,149,069
6.625%, 06/15/35	1,750,000	1,631,893
6.375%, 01/23/45	880,000	737,079
6.350%, 02/12/48	506,000	418,462
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/24(A)	2,261,497	2,405,690
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(A)	1,435,627	1,622,273
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(A)	866,115	952,735
TransCanada PipeLines
4.625%, 03/01/34	1,010,000	1,138,979
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month + 4.640%, 08/15/76	1,375,000	1,468,500
5.625%, VAR ICE LIBOR USD 3 Month + 3.528%, 05/20/75	475,000	490,438
5.500%, VAR U.S. SOFR + 4.416%, 09/15/79	1,725,000	1,811,250

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
5.300%, VAR ICE LIBOR USD 3 Month + 3.208%, 03/15/77	$ 4,650,000	$ 4,777,364
Ultrapar International
5.250%, 10/06/26(A)	1,075,000	1,120,688
5.250%, 06/06/29(A)	1,875,000	1,910,156
Williams
3.500%, 11/15/30	975,000	1,006,989
3.350%, 08/15/22	2,725,000	2,744,924

		84,268,808

FINANCIALS — 11.4%
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,445,000	1,410,889
3.000%, 10/29/28	225,000	220,289
American International Group
3.900%, 04/01/26	720,000	764,726
3.400%, 06/30/30	925,000	970,633
Ares Capital
4.250%, 03/01/25	1,370,000	1,428,839
Athene Global Funding
0.750%, VAR U.S. SOFR + 0.700%, 05/24/24(A)	6,890,000	6,901,527
Aviation Capital Group
4.125%, 08/01/25(A)	420,000	436,135
Avolon Holdings Funding
4.375%, 05/01/26(A)	1,220,000	1,269,139
Bank of America MTN
4.450%, 03/03/26	1,120,000	1,210,062
4.250%, 10/22/26	1,050,000	1,134,775
4.200%, 08/26/24	605,000	639,414
4.183%, 11/25/27	2,000,000	2,147,844
3.705%, VAR ICE LIBOR USD 3 Month + 1.512%, 04/24/28	1,350,000	1,420,312
3.093%, VAR ICE LIBOR USD 3 Month + 1.090%, 10/01/25	1,330,000	1,361,927
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/23	2,413,000	2,450,000
2.676%, VAR U.S. SOFR + 1.930%, 06/19/41	1,625,000	1,480,484
Bank of Montreal MTN
0.730%, VAR SOFRINDX + 0.680%, 03/10/23	7,570,000	7,603,687
Bank of Nova Scotia
0.599%, VAR SOFRINDX + 0.550%, 09/15/23	8,255,000	8,282,324
Barclays
4.836%, 05/09/28	650,000	699,537

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
4.375%, 09/11/24	$ 1,975,000	$ 2,076,402
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/32	1,000,000	968,595
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/24	2,165,000	2,128,195
Belrose Funding Trust
2.330%, 08/15/30(A)	1,680,000	1,594,249
BGC Partners
5.375%, 07/24/23	3,475,000	3,634,118
Blackstone Private Credit Fund
2.625%, 12/15/26(A)	2,085,000	1,977,549
Blue Owl Finance
3.125%, 06/10/31(A)	2,800,000	2,620,642
BNP Paribas MTN
4.625%, 03/13/27(A)	2,200,000	2,377,386
4.375%, 09/28/25(A)	2,175,000	2,310,217
4.375%, 05/12/26(A)	450,000	479,090
4.250%, 10/15/24	2,700,000	2,862,032
Boston Properties
3.250%, 01/30/31	1,675,000	1,705,000
3.125%, 09/01/23	1,225,000	1,251,583
Brookfield Finance
4.850%, 03/29/29	1,205,000	1,351,682
Canadian Imperial Bank of Commerce
0.850%, VAR U.S. SOFR + 0.800%, 03/17/23	6,225,000	6,261,399
Cantor Fitzgerald
4.875%, 05/01/24(A)	1,225,000	1,292,116
Capital One Financial
4.200%, 10/29/25	1,600,000	1,701,276
3.750%, 04/24/24	475,000	494,809
3.500%, 06/15/23	778,000	799,319
0.740%, VAR U.S. SOFR + 0.690%, 12/06/24	8,150,000	8,143,003
Citigroup
8.125%, 07/15/39	640,000	1,034,649
6.625%, 06/15/32	450,000	579,174
4.650%, 07/23/48	440,000	530,952
4.450%, 09/29/27	1,685,000	1,831,279
4.412%, VAR U.S. SOFR + 3.914%, 03/31/31	875,000	962,944
3.400%, 05/01/26	255,000	267,755
2.666%, VAR U.S. SOFR + 1.146%, 01/29/31	1,350,000	1,324,029
Commonwealth Bank of Australia
0.450%, VAR U.S. SOFR + 0.400%, 07/07/25(A)	8,970,000	8,974,034

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Corporate Office Properties
2.750%, 04/15/31	$ 900,000	$ 865,732
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month + 1.240%, 06/12/24(A)	900,000	928,137
Crown Castle International
3.200%, 09/01/24	520,000	535,474
Fairfax Financial Holdings
4.850%, 04/17/28	770,000	839,988
FS KKR Capital
4.625%, 07/15/24	730,000	760,014
Goldman Sachs Group MTN
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/38	2,375,000	2,566,722
4.000%, 03/03/24	1,455,000	1,520,825
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/25	845,000	870,059
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,399,977
HSBC Holdings
6.800%, 06/01/38	425,000	578,189
6.500%, 05/02/36	685,000	897,558
6.500%, 09/15/37	2,375,000	3,150,269
4.950%, 03/31/30	1,250,000	1,423,677
4.375%, 11/23/26	420,000	448,106
4.300%, 03/08/26	2,500,000	2,680,776
4.000%, 03/30/22	410,000	412,414
3.950%, VAR ICE LIBOR USD 3 Month + 0.987%, 05/18/24	1,350,000	1,389,250
2.848%, VAR U.S. SOFR + 2.387%, 06/04/31	825,000	807,530
2.357%, VAR U.S. SOFR + 1.947%, 08/18/31	1,200,000	1,128,306
0.976%, VAR U.S. SOFR + 0.708%, 05/24/25	1,450,000	1,416,316
Intercontinental Exchange
2.650%, 09/15/40	1,485,000	1,359,698
JPMorgan Chase
8.750%, 09/01/30	1,095,000	1,598,050
7.625%, 10/15/26	100,000	122,927
4.493%, VAR U.S. SOFR + 3.790%, 03/24/31	1,450,000	1,619,300
4.250%, 10/01/27	1,199,000	1,305,130
4.125%, 12/15/26	500,000	538,936
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/48	675,000	747,084

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/24	$ 1,515,000	$ 1,576,473
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/49	270,000	293,002
3.797%, VAR ICE LIBOR USD 3 Month + 0.890%, 07/23/24	2,155,000	2,222,358
3.625%, 12/01/27	240,000	252,516
3.328%, VAR U.S. SOFR + 1.580%, 04/22/52	590,000	593,021
2.956%, VAR U.S. SOFR + 2.515%, 05/13/31	2,895,000	2,876,572
2.522%, VAR U.S. SOFR + 2.040%, 04/22/31	925,000	901,568
Lloyds Banking Group
4.650%, 03/24/26	525,000	565,293
4.582%, 12/10/25	1,953,000	2,084,132
4.500%, 11/04/24	525,000	555,276
Macquarie Group
1.340%, VAR U.S. SOFR + 1.069%, 01/12/27(A)	710,000	678,907
Metropolitan Life Global Funding I MTN
0.620%, VAR U.S. SOFR + 0.570%, 01/13/23(A)	3,755,000	3,767,658
Mitsubishi UFJ Financial Group
1.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/27	1,840,000	1,769,617
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month + 1.628%, 01/23/30	395,000	436,308
3.950%, 04/23/27	1,890,000	2,013,420
3.875%, 04/29/24	1,485,000	1,551,183
3.217%, VAR U.S. SOFR + 1.485%, 04/22/42	810,000	797,528
3.125%, 01/23/23	1,685,000	1,717,560
3.125%, 07/27/26	115,000	118,969
NatWest Group
6.125%, 12/15/22	1,010,000	1,050,751
6.000%, 12/19/23	3,450,000	3,703,562
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/25	1,640,000	1,712,970
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27	3,025,000	2,916,230
New York Life Insurance
6.750%, 11/15/39(A)	565,000	808,558

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Owl Rock Capital
3.400%, 07/15/26	$ 1,000,000	$ 994,876
2.625%, 01/15/27	9,170,000	8,781,079
Santander Holdings USA
3.244%, 10/05/26	2,630,000	2,688,524
Spirit Realty
3.400%, 01/15/30	1,330,000	1,358,734
Truist Bank
2.636%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.150%, 09/17/29	2,315,000	2,353,682
UBS Group
1.494%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/27(A)	430,000	409,726
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/34(A)	2,275,000	2,611,904
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/35(A)	1,600,000	1,671,781
Unum Group
6.750%, 12/15/28	615,000	745,768
Wells Fargo MTN
5.013%, VAR U.S. SOFR + 4.502%, 04/04/51	2,619,480	3,361,840
4.300%, 07/22/27	1,950,000	2,120,499
4.100%, 06/03/26	500,000	533,960
3.068%, VAR U.S. SOFR + 2.530%, 04/30/41	575,000	555,386
2.188%, VAR U.S. SOFR + 2.000%, 04/30/26	565,000	564,206
2.164%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/11/26	855,000	854,936

		201,846,798

HEALTH CARE — 1.0%
Abbott Laboratories
3.400%, 11/30/23	2,893,000	2,989,256
Aetna
2.800%, 06/15/23	1,375,000	1,399,907
Anthem
3.350%, 12/01/24	680,000	706,663
2.375%, 01/15/25	360,000	364,984
Cigna
7.875%, 05/15/27	764,000	963,802
4.125%, 11/15/25	425,000	454,063
3.750%, 07/15/23	848,000	874,818

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
CVS Health
5.050%, 03/25/48	$ 2,875,000	$ 3,527,189
4.780%, 03/25/38	1,525,000	1,762,167
4.125%, 04/01/40	225,000	243,021
3.750%, 04/01/30	300,000	319,025
3.500%, 07/20/22	1,635,000	1,649,499
Royalty Pharma
1.750%, 09/02/27	975,000	927,970
Zoetis
4.500%, 11/13/25	1,000,000	1,081,299

		17,263,663

INDUSTRIALS — 1.0%
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	15,977	16,883
Burlington Northern and Santa Fe Railway 2001-1 Pass Through Trust
6.727%, 07/15/22	55,980	56,407
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	29,250	30,218
Burlington Northern Santa Fe
3.750%, 04/01/24	1,750,000	1,825,860
Caterpillar Financial Services MTN
0.200%, VAR U.S. SOFR + 0.150%, 11/17/22	5,180,000	5,182,119
Cemex
7.375%, 06/05/27(A)	1,700,000	1,854,657
5.450%, 11/19/29(A)	475,000	492,575
5.200%, 09/17/30(A)	1,950,000	2,008,500
CRH America
3.875%, 05/18/25(A)	1,175,000	1,234,420
CSX Transportation
6.251%, 01/15/23	33,358	34,854
Federal Express 1999 Pass Through Trust
7.650%, 01/15/23	145,370	151,159
FedEx
5.250%, 05/15/50	1,200,000	1,494,441
SMBC Aviation Capital Finance DAC
3.550%, 04/15/24(A)	845,000	872,009
Union Pacific
4.163%, 07/15/22	375,000	377,802
3.200%, 05/20/41	790,000	793,591
2.950%, 01/15/23	1,975,000	2,001,891

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Union Pacific Railroad 2002 Pass Through Trust
6.061%, 01/17/23	$ 70,086	$ 72,256
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	1,912	1,976
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	35,700	39,397
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	23,285	27,472

		18,568,487

INFORMATION TECHNOLOGY — 1.8%
Apple
2.650%, 02/08/51	580,000	529,149
2.400%, 08/20/50	1,380,000	1,194,855
Arrow Electronics
3.875%, 01/12/28	1,677,000	1,772,979
3.250%, 09/08/24	1,585,000	1,630,809
Broadcom
4.150%, 11/15/30	370,000	393,750
4.110%, 09/15/28	446,000	474,561
3.875%, 01/15/27	1,720,000	1,812,703
Dell International
8.350%, 07/15/46	308,000	486,718
6.020%, 06/15/26	8,075,000	9,162,148
3.375%, 12/15/41(A)	210,000	190,215
Hewlett Packard Enterprise
1.450%, 04/01/24	1,440,000	1,428,361
International Business Machines
2.950%, 05/15/50	680,000	626,616
Microchip Technology
0.983%, 09/01/24(A)	1,450,000	1,410,564
NXP BV
4.875%, 03/01/24(A)	1,490,000	1,577,173
3.875%, 06/18/26(A)	210,000	222,561
Oracle
3.900%, 05/15/35	2,005,000	2,016,852
3.600%, 04/01/40	420,000	389,046
2.950%, 04/01/30	1,100,000	1,077,592
2.875%, 03/25/31	200,000	193,020
PayPal Holdings
3.250%, 06/01/50	2,575,000	2,565,502
VMware
4.650%, 05/15/27	1,655,000	1,815,627
1.400%, 08/15/26	750,000	718,219
0.600%, 08/15/23	600,000	591,880

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Western Digital
2.850%, 02/01/29	$ 420,000	$ 405,334

		32,686,234

MATERIALS — 0.3%
Dow Chemical
9.400%, 05/15/39	212,000	365,330
7.375%, 11/01/29	682,000	894,009
DuPont de Nemours
4.493%, 11/15/25	2,620,000	2,834,152
Glencore Funding
1.625%, 09/01/25(A)	195,000	190,981
LYB International Finance III
4.200%, 05/01/50	200,000	214,796
3.375%, 10/01/40	1,060,000	1,029,397
2.250%, 10/01/30	150,000	143,234

		5,671,899

UTILITIES — 1.4%
Alabama Power
3.700%, 12/01/47	1,550,000	1,620,278
Berkshire Hathaway Energy
6.125%, 04/01/36	54,000	71,044
CenterPoint Energy Houston Electric
3.350%, 04/01/51	940,000	962,564
CenterPoint Energy Resources
1.750%, 10/01/30	1,135,000	1,049,530
Commonwealth Edison
4.000%, 03/01/48	485,000	535,772
Consolidated Edison of New York
4.450%, 03/15/44	2,010,000	2,251,484
Dominion Energy
5.750%, VAR ICE LIBOR USD 3 Month + 3.057%, 10/01/54	2,100,000	2,194,500
Duke Energy Florida
3.850%, 11/15/42	385,000	403,585
3.200%, 01/15/27	655,000	686,811
Enel Finance International
6.800%, 09/15/37(A)	1,725,000	2,334,218
6.000%, 10/07/39(A)	1,050,000	1,339,582
Exelon
3.950%, 06/15/25	1,120,000	1,183,927
Georgia Power
2.200%, 09/15/24	570,000	573,707
MidAmerican Energy MTN
5.800%, 10/15/36	320,000	418,768

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Pacific Gas and Electric
4.950%, 07/01/50	$ 1,215,000	$ 1,235,332
PacifiCorp
6.350%, 07/15/38	690,000	929,428
PECO Energy
4.150%, 10/01/44	825,000	919,141
3.000%, 09/15/49	845,000	796,075
Southern
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.733%, 01/15/51	2,225,000	2,241,710
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.915%, 09/15/51	1,625,000	1,585,789
Virginia Electric and Power
4.650%, 08/15/43	580,000	677,093

		24,010,338

Total Corporate Obligations (Cost $483,483,313)		497,356,353

MORTGAGE-BACKED SECURITIES — 26.6%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 21.3%
FHLMC
7.000%, 11/01/32	$ 254,438	$ 284,375
7.000%, 10/01/32	7,705	8,717
7.000%, 07/01/32	3,443	3,971
7.000%, 06/01/32	59,942	69,151
6.500%, 01/01/38	1,175	1,329
6.500%, 09/01/37	31,435	35,836
6.500%, 08/01/37	4,157	4,585
6.500%, 12/01/32	66,617	74,887
6.500%, 12/01/31	2,626	2,910
6.000%, 05/01/39	48,067	54,579
6.000%, 02/01/39	19,753	22,306
6.000%, 09/01/38	12,108	13,856
6.000%, 06/01/38	3,322	3,452
6.000%, 11/01/36	6,823	7,670
6.000%, 12/01/33	13,740	15,680
6.000%, 01/01/24	22,462	23,113
5.500%, 06/01/37	909	993
5.500%, 01/01/35	80,046	89,365
5.000%, 04/01/34	9,364	10,303
4.500%, 09/01/48	802,968	861,283
4.500%, 03/01/47	1,144,282	1,246,997
4.500%, 11/01/45	413,256	451,879
4.500%, 02/01/45	1,276,744	1,388,539
4.500%, 08/01/44	1,056,887	1,156,972
4.500%, 07/01/44	370,534	406,133
4.500%, 03/01/44	14,064	15,375
4.500%, 01/01/44	113,164	123,411

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 12/01/43	$ 111,106	$ 120,755
4.500%, 11/01/43	13,734	15,147
4.500%, 09/01/41	322,954	351,807
4.500%, 07/01/41	12,916	14,167
4.500%, 12/01/33	26,177	28,321
4.500%, 06/01/31	25,496	27,469
4.500%, 06/01/26	6,644	6,906
4.500%, 02/01/26	8,899	9,380
4.000%, 01/01/52	1,360,000	1,445,438
4.000%, 06/01/50	0	—
4.000%, 05/01/46	1,724,765	1,855,295
4.000%, 07/01/34	84,161	90,609
4.000%, 10/01/31	51,953	55,385
3.500%, 02/01/52	1,875,000	1,957,489
3.500%, 01/01/52	1,825,485	1,903,887
3.500%, 10/01/51	2,924,361	3,049,958
3.500%, 08/01/51	0	—
3.500%, 04/01/37	782,360	823,395
3.000%, 12/01/51	1,605,516	1,642,503
3.000%, 11/01/51	7,238,378	7,427,627
3.000%, 09/01/51	0	—
3.000%, 08/01/51	0	—
3.000%, 07/01/51	2,070,837	2,125,465
3.000%, 02/01/50	1,658,942	1,706,684
2.738%, VAR ICE LIBOR USD 12 Month + 1.622%, 12/01/45	405,999	420,339
2.702%, VAR ICE LIBOR USD 12 Month + 1.630%, 02/01/45	163,125	169,204
2.514%, VAR ICE LIBOR USD 12 Month + 1.630%, 02/01/45	21,102	21,877
2.500%, 02/01/51	4,310,007	4,330,684
2.500%, 11/01/50	7,939,966	7,949,801
2.500%, 10/01/50	6,335,496	6,365,829
2.500%, 07/01/50	8,578,229	8,608,918
2.142%, VAR ICE LIBOR USD 12 Month + 1.878%, 01/01/42	43,148	45,017
2.069%, VAR ICE LIBOR USD 12 Month + 1.704%, 04/01/38	101,189	106,048
2.056%, VAR ICE LIBOR USD 12 Month + 1.807%, 10/01/41	12,961	13,484
2.052%, VAR ICE LIBOR USD 12 Month + 1.794%, 08/01/42	3,533	3,670
2.037%, VAR ICE LIBOR USD 12 Month + 1.754%, 11/01/39	119,007	124,810
2.014%, VAR ICE LIBOR USD 12 Month + 1.630%, 01/01/45	386,839	399,415

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.000%, 01/01/52	$ 1,420,000	$ 1,386,565
2.000%, 12/01/50	6,107,440	5,979,471
2.000%, 11/01/50	1,365,556	1,337,460
2.000%, 09/01/50	3,341,888	3,267,437
2.000%, 07/01/50	9,986,359	9,769,408
2.000%, 02/01/42	1,730,000	1,711,005
1.977%, VAR ICE LIBOR USD 12 Month + 1.651%, 08/01/44	491,652	509,867
1.917%, VAR ICE LIBOR USD 12 Month + 1.650%, 04/01/43	55,609	57,626
1.880%, VAR ICE LIBOR USD 12 Month + 1.630%, 12/01/44	38,792	39,990
1.880%, VAR ICE LIBOR USD 12 Month + 1.630%, 07/01/44	56,409	58,396
1.880%, VAR ICE LIBOR USD 12 Month + 1.630%, 05/01/44	13,880	14,361
1.876%, VAR ICE LIBOR USD 12 Month + 1.613%, 01/01/44	29,200	30,165
1.862%, VAR ICE LIBOR USD 12 Month + 1.611%, 11/01/44	854,470	883,678
1.860%, VAR ICE LIBOR USD 12 Month + 1.611%, 10/01/44	47,883	49,522
FHLMC STACR REMIC Trust 2021-DNA3, Ser 2021-DNA3, Cl M2
2.150%, VAR SOFR30A + 2.100%, 10/25/33 (A)	815,000	824,149
FHLMC STACR REMIC Trust 2021-DNA6, Ser 2021-DNA6, Cl M2
1.550%, VAR SOFR30A + 1.500%, 10/25/41 (A)	1,975,000	1,962,656
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.861%, 07/25/32 (B)	24,694	25,987
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.518%, 07/25/33 (B)	221,065	234,672
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (B)	75,818	91,206
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (B)	4,401	5,581
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	385,735	451,693

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	$ 24,629	$ 28,869
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	63,207	69,334
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	15,185	16,766
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	55,921	61,960
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	200,170	225,405
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	55,448	60,998
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	156,043	175,899
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	60,131	64,573
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,795	3,043
FHLMC, Ser 2009-3609, Cl LA
4.000%, 12/15/24	3	3
FHLMC, Ser 2013-299, Cl F1
0.606%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/15/43	214,721	215,517
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (B)	152,667	161,800
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (B)	272,628	295,863
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	689,088	694,548
FNMA
7.000%, 12/01/37	338	387
7.000%, 08/01/32	142,938	160,465
7.000%, 11/01/29	50,768	56,434
6.500%, 01/01/49	1,750	2,024
6.500%, 10/01/39	51,269	58,218
6.500%, 08/01/39	12,518	14,335
6.500%, 10/01/38	18,036	20,629
6.500%, 03/01/38	7,151	7,922
6.500%, 02/01/38	1,068	1,223
6.500%, 12/01/37	1,330	1,521
6.500%, 11/01/37	1,247	1,422
6.500%, 03/01/35	190,989	214,401
6.500%, 05/01/33	3,294	3,635
6.500%, 12/01/32	12,214	13,658
6.500%, 08/01/32	27,698	30,683
6.000%, 05/01/38	42,239	48,624
6.000%, 08/01/37	15,612	17,468
6.000%, 03/01/37	13,125	14,924
6.000%, 09/01/36	88,583	100,934
6.000%, 03/01/36	11,898	13,550
6.000%, 11/01/35	15,822	17,959
6.000%, 07/01/35	2,842	3,193

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.000%, 04/01/35	$ 21,937	$ 24,809
6.000%, 04/01/34	15,830	17,923
6.000%, 03/01/34	231,140	261,069
6.000%, 12/01/33	4,326	4,927
6.000%, 11/01/33	4,371	4,987
6.000%, 12/01/32	5,643	6,342
6.000%, 06/01/23	1,567	1,590
6.000%, 10/01/22	308	311
5.500%, 02/01/38	3,126	3,442
5.500%, 04/01/37	106,367	119,277
5.500%, 09/01/36	12,596	14,157
5.500%, 10/01/35	64,351	72,531
5.500%, 04/01/35	209,099	232,940
5.500%, 11/01/33	8,171	9,185
5.500%, 06/01/33	12,750	14,326
5.500%, 11/01/29	9,402	10,330
5.500%, 01/01/25	6,322	6,445
5.500%, 05/01/24	1,206	1,236
5.500%, 03/01/24	1,143	1,163
5.500%, 01/01/24	155	155
5.500%, 11/01/23	68	69
5.000%, 03/01/49	540,580	587,896
5.000%, 12/01/48	365,666	400,135
5.000%, 08/01/40	19,100	21,451
5.000%, 09/01/39	56,659	63,500
5.000%, 09/01/25	33,807	34,760
5.000%, 04/01/25	330	339
4.500%, 03/01/52	914,175	985,698
4.500%, 06/01/48	560,688	600,955
4.500%, 02/01/46	1,134,124	1,241,928
4.500%, 02/01/45	519,195	569,628
4.500%, 10/01/44	32,995	36,068
4.500%, 09/01/43	10,848	11,820
4.500%, 01/01/43	990,724	1,075,592
4.500%, 07/01/42	242,426	265,561
4.500%, 12/01/41	31,174	34,125
4.500%, 11/01/41	31,512	34,354
4.500%, 09/01/41	18,019	19,578
4.500%, 08/01/41	17,649	19,331
4.500%, 05/01/41	2,202,127	2,408,593
4.500%, 06/01/36	28,346	31,073
4.500%, 09/01/31	22,016	23,702
4.500%, 06/01/31	17,506	18,850
4.500%, 01/01/31	62,945	67,736
4.500%, 08/01/26	114,412	119,103
4.500%, 10/01/24	33,998	35,316
4.000%, 10/01/51	1,800,000	1,913,000
4.000%, 08/01/51	—	—
4.000%, 04/01/48	1,828,984	1,949,880
4.000%, 03/01/46	3,932,728	4,243,663
4.000%, 01/01/37	733,251	781,887
4.000%, 01/01/35	2,389,683	2,571,905
4.000%, 10/01/34	1,194,259	1,269,827
4.000%, 06/01/34	1,383,338	1,485,732
4.000%, 03/01/34	574,931	618,977

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.000%, 11/01/33	$ 842,269	$906,359
4.000%, 10/01/32	26,265	27,928
4.000%, 09/01/31	196,651	210,678
4.000%, 12/01/30	245,628	261,351
4.000%, 11/01/30	207,333	220,617
3.729%, VAR ICE LIBOR USD 12 Month + 1.620%, 11/01/48	729,675	748,059
3.500%, 01/01/52	2,413,428	2,517,081
3.500%, 11/01/51	1,554,504	1,621,268
3.500%, 10/01/51	1,754,301	1,829,645
3.500%, 08/01/51	68,475	71,416
3.500%, 06/01/51	0	—
3.500%, 04/01/37	660,412	688,776
3.500%, 02/01/31	1,218,399	1,278,832
3.500%, 12/01/29	427,202	445,780
3.000%, 02/01/52	2,420,000	2,476,409
3.000%, 10/01/51	2,690,974	2,763,492
3.000%, 04/01/51	2,456,886	2,518,932
3.000%, 07/01/50	1,188,128	1,221,958
2.961%, VAR ICE LIBOR USD 12 Month + 1.610%, 10/01/47	206,791	213,002
2.895%, VAR ICE LIBOR USD 12 Month + 1.580%, 09/01/47	418,940	431,019
2.610%, VAR ICE LIBOR USD 12 Month + 1.565%, 05/01/45	438,921	454,272
2.500%, 12/01/51	7,912,667	7,944,513
2.500%, 09/01/51	1,573,457	1,575,607
2.500%, 08/01/51	7,346,745	7,355,399
2.500%, 05/01/51	1,492,315	1,494,351
2.500%, 04/01/51	0	—
2.500%, 02/01/51	13,908,459	13,938,822
2.500%, 01/01/51	1,548,881	1,549,659
2.500%, 11/01/50	12,003,510	12,051,493
2.500%, 10/01/50	11,525,666	11,566,783
2.500%, 07/01/50	15,310,489	15,344,951
2.500%, 05/01/46	0	—
2.500%, 10/01/41	3,178,672	3,234,280
2.500%, 05/01/41	921,349	937,465
2.500%, 08/01/36	2,126,782	2,183,113
2.500%, 07/01/36	1,206,646	1,242,351
2.143%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.143%, 08/01/34	2,794	2,812
2.082%, VAR ICE LIBOR USD 12 Month + 1.789%, 06/01/38	5,988	6,285
2.081%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.999%, 09/01/34	1,014	1,064

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.028%, VAR ICE LIBOR USD 12 Month + 1.778%, 12/01/39	$ 14,185	$ 14,249
2.000%, 11/01/51	3,199,879	3,103,023
2.000%, 10/01/51	5,467,557	5,335,060
2.000%, 09/01/51	6,238,939	6,093,314
2.000%, 08/01/51	1,580,043	1,542,625
2.000%, 04/01/51	1,438,178	1,395,620
2.000%, 02/01/51	1,239,047	1,211,060
2.000%, 01/01/51	5,262,097	5,148,122
2.000%, 09/01/50	5,195,852	5,080,405
2.000%, 10/01/41	2,345,487	2,304,862
2.000%, 09/01/36	1,583,105	1,592,446
2.000%, 03/01/36	4,145,065	4,175,569
2.000%, 01/01/36	1,389,603	1,399,954
1.960%, VAR ICE LIBOR USD 12 Month + 1.698%, 04/01/44	103,332	107,118
1.933%, VAR ICE LIBOR USD 12 Month + 1.568%, 02/01/44	12,572	12,974
1.925%, VAR ICE LIBOR USD 12 Month + 1.550%, 02/01/44	1,454	1,461
1.894%, VAR ICE LIBOR USD 12 Month + 1.552%, 02/01/44	15,492	15,986
1.872%, VAR ICE LIBOR USD 12 Month + 1.566%, 05/01/44	87,880	91,019
1.858%, VAR ICE LIBOR USD 12 Month + 1.580%, 04/01/44	152,573	158,047
1.850%, VAR ICE LIBOR USD 12 Month + 1.600%, 12/01/44	39,717	41,014
1.840%, VAR ICE LIBOR USD 12 Month + 1.590%, 12/01/44	358,504	369,995
1.836%, VAR ICE LIBOR USD 12 Month + 1.589%, 07/01/44	301,780	312,663
1.830%, VAR ICE LIBOR USD 12 Month + 1.580%, 09/01/44	3,523	3,643
1.826%, VAR ICE LIBOR USD 12 Month + 1.576%, 10/01/44	187,079	193,299
1.815%, VAR ICE LIBOR USD 12 Month + 1.565%, 01/01/44	68,834	71,149
1.815%, VAR ICE LIBOR USD 12 Month + 1.565%, 08/01/43	4,224	4,361

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
1.714%, VAR ICE LIBOR USD 12 Month + 1.464%, 06/01/35	$ 3,107	$ 3,119
1.500%, 10/01/50	1,795,770	1,701,226
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2
2.108%, VAR ICE LIBOR USD 1 Month + 2.000%, 03/25/31	2,255,855	2,279,636
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	19,137	19,990
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	145,610	159,046
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	111,970	125,738
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	3,897	4,313
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	10,348	11,283
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	45,350	52,390
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,985	2,293
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	6,154	7,079
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,802	2,037
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
7.000%, 09/25/41 (B)	97,515	103,970
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (B)	7,222	7,950
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (B)	7,222	7,694
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
5.253%, 10/25/42 (B)	78,034	87,431
FNMA TBA
2.500%, 03/01/43	45,469,000	45,299,954
FNMA Trust 2003-W2, Ser 2003- W2, Cl 1A3
7.500%, 07/25/42	9,534	11,120

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Trust 2004-W2, Ser 2004- W2, Cl 2A2
7.000%, 02/25/44	$ 19,200	$ 21,882
FNMA Trust 2004-W2, Ser 2004- W2, Cl 5A
7.500%, 03/25/44	7,666	8,681
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	11,778	13,011
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	16,876	18,943
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	47,352	53,315
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	8,811	9,690
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	7,718	9,008
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	248,616	257,514
FNMA, Ser 2014-1, Cl KF
0.708%, VAR ICE LIBOR USD 1 Month + 0.600%, 02/25/44	443,458	450,151
FREMF 2015-K42 Mortgage Trust, Ser K42, Cl C
3.849%, 01/25/48 (A)(B)	3,300,000	3,395,114
FREMF 2015-K44 Mortgage Trust, Ser K44, Cl C
3.669%, 01/25/48 (A)(B)	1,900,000	1,946,199
FREMF 2015-K46 Mortgage Trust, Ser K46, Cl C
3.695%, 04/25/48 (A)(B)	2,560,000	2,608,374
FREMF 2015-K47 Mortgage Trust, Ser K47, Cl C
3.588%, 06/25/48 (A)(B)	1,445,000	1,478,794
FREMF 2016-K55 Mortgage Trust, Ser K55, Cl C
4.163%, 04/25/49 (A)(B)	1,225,000	1,272,053
FREMF 2016-K56 Mortgage Trust, Ser K56, Cl C
3.941%, 06/25/49 (A)(B)	2,555,000	2,651,801
FREMF 2016-K57 Mortgage Trust, Ser K57, Cl C
3.917%, 08/25/49 (A)(B)	3,060,000	3,168,387
FREMF 2016-K60 Mortgage Trust, Ser K60, Cl C
3.540%, 12/25/49 (A)(B)	1,370,000	1,403,503
FREMF 2017-K62 Mortgage Trust, Ser K62, Cl C
3.879%, 01/25/50 (A)(B)	3,166,000	3,275,933
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.726%, 10/25/49 (A)(B)	2,424,000	2,518,037
FREMF 2018-K732 Mortgage Trust, Ser K732, Cl C
4.057%, 05/25/25 (A)(B)	3,050,000	3,153,051

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.275%, 11/25/51 (A)(B)	$ 2,750,000	$ 2,909,273
FREMF 2018-K85 Mortgage Trust, Ser K85, Cl B
4.320%, 12/25/50 (A)(B)	2,900,000	3,151,482
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C
4.294%, 11/25/51 (A)(B)	1,792,000	1,912,133
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.301%, 01/25/53 (A)(B)	545,000	550,285
FREMF Mortgage Trust, Ser 2017-K61, Cl C
3.687%, 12/25/49 (A)(B)	2,160,000	2,194,201
GNMA
7.000%, 12/15/29	1,012	1,143
6.500%, 05/15/29	1,908	2,105
4.000%, 01/20/52	1,335,000	1,398,268
3.500%, 01/20/52	1,560,000	1,622,351
3.500%, 08/20/51	0	—
3.000%, 10/20/51	2,005,865	2,057,643
2.500%, 10/20/51	1,599,738	1,612,597
2.500%, 09/20/51	3,169,791	3,195,271
2.500%, 05/20/51	905,245	912,521
2.500%, 03/20/51	2,094,282	2,111,117
GNMA, Ser 2002-49, Cl ZG
6.000%, 07/20/32	463,006	462,966
GNMA, Ser 2012-98, Cl BM
4.913%, 08/20/42 (B)	211,793	224,682
GNMA, Ser 2017-H17, Cl FQ
0.502%, VAR ICE LIBOR USD 12 Month + 0.270%, 09/20/67	3,065,504	3,026,141
GNMA, Ser 2017-H22, Cl FH
0.455%, VAR ICE LIBOR USD 12 Month + 0.220%, 11/20/67	1,993,707	1,962,385
GNMA, Ser 2017-H24, Cl FQ
0.567%, VAR ICE LIBOR USD 12 Month + 0.200%, 11/20/67	2,074,515	2,040,512
GNMA, Ser 2018-H04, Cl FK
0.351%, VAR ICE LIBOR USD 12 Month + 0.040%, 03/20/68	1,857,054	1,815,242
GNMA, Ser 2018-H05, Cl CF
0.371%, VAR ICE LIBOR USD 12 Month + 0.060%, 03/20/68	1,918,778	1,876,786
GNMA, Ser 2019-H09, Cl FG
0.631%, VAR ICE LIBOR USD 12 Month + 0.350%, 05/20/69	872,832	865,435

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2020-H01, Cl FV
0.754%, VAR ICE LIBOR USD 1 Month + 0.650%, 01/20/70	$ 7,736,174	$ 7,852,189
Vendee Mortgage Trust 1993-1, Ser 1993-1, Cl ZB
7.250%, 02/15/23	4,889	5,010
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	3,884	4,092
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	2,478	2,720
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.615%, 08/15/27 (B)	709	756

		377,996,585

Non-Agency Mortgage-Backed Obligation — 5.3%
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (A)	1,100,000	920,201
Benchmark 2020-B16 Mortgage Trust, Ser B16, Cl D
2.500%, 02/15/53 (A)	4,755,000	4,019,548
CFCRE Commercial Mortgage Trust 2016-C6, Ser C6, Cl D
4.197%, 11/10/49 (A)(B)	1,800,000	1,619,601
Citigroup Commercial Mortgage Trust 2014-GC21, Ser GC21, Cl D
4.942%, 05/10/47 (A)(B)	3,585,000	3,320,729
COMM 2015-CCRE24 Mortgage Trust, Ser CR24, Cl D
3.463%, 08/10/48 (B)	490,000	448,328
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.508%, VAR ICE LIBOR USD 1 Month + 2.400%, 04/25/31 (A)	723,879	727,555
CSMC 2014-USA OA, Ser USA, Cl A2
3.953%, 09/15/37 (A)	1,250,000	1,293,183
CSMC 2014-USA OA, Ser USA, Cl C
4.336%, 09/15/37 (A)	3,140,000	3,007,104
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,135,000	1,100,879
CSMC Trust, Ser 2016-NXSR, Cl AS
4.049%, 12/15/49 (B)	4,145,000	4,409,800
FASST 2021-JR1 A2
2.000%, 04/25/51	2,302,760	2,257,802
FASST 2021-S2 A2 09/2051
1.750%, 09/25/51	2,235,712	2,176,363

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FASST 21-S1-A2 07/25/2051
1.750%, 07/25/51	$ 3,918,020	$ 3,806,885
FIN AMER 19-JR2 06/25/69
2.000%, 06/25/69	1,987,355	2,166,379
FIN AMER 19-JR3 09/25/69
2.000%, 09/25/69	1,402,880	1,502,551
GS Mortgage Securities II, Ser GC10, Cl B
3.682%, 02/10/46 (A)	6,785,000	6,867,381
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (A)	2,205,000	1,995,684
JPMBB Commercial Mortgage Securities Trust 2014-C19, Ser C19, Cl D
4.656%, 04/15/47 (A)(B)	3,030,000	3,015,678
JPMBB Commercial Mortgage Securities Trust 2014-C26, Ser C26, Cl D
3.877%, 01/15/48 (A)(B)	1,000,000	951,421
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.148%, 10/15/48 (B)	4,740,000	4,744,740
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS
3.800%, 01/15/48	5,885,000	6,106,793
New Residential Mortgage Loan Trust 2021-NQM2R, Ser 2021- NQ2R, Cl M1
2.201%, 10/25/58 (A)(B)	1,684,000	1,654,642
NW RE-REMIC TRUST 2021- FRR1, Ser FRR1, Cl AK88
2.820%, 12/18/51 (A)	2,500,000	2,592,219
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	900,000	900,000
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (A)	1,530,000	1,528,026
Palisades Center Trust 2016- PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (A)	3,990,000	3,576,842
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(B)	1,155,478	1,152,073
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	2,470,000	2,529,031
Shops at Crystals Trust 2016- CSTL, Ser CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,500,000	2,378,118

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SLG Office Trust 2021-OVA, Ser OVA, Cl D
2.851%, 07/15/41 (A)	$ 3,035,000	$ 2,859,928
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.676%, 05/10/45 (A)(B)	6,970,000	7,006,211
Verus Securitization Trust 2021- 2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,500,000	2,449,691
Verus Securitization Trust 2021- 3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,350,000	1,322,731
Verus Securitization Trust 2021- 4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,215,000	1,166,458
Verus Securitization Trust 2021- R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,370,000	2,336,903
Wells Fargo Commercial Mortgage Trust 2015-C28, Ser C28, Cl D
4.084%, 05/15/48 (B)	1,450,000	1,375,357
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (A)	3,100,000	2,771,380

		94,058,215

Total Mortgage-Backed Securities (Cost $480,155,613)		472,054,800

ASSET-BACKED SECURITIES — 5.8%

	Face Amount	Value

Automotive — 2.6%
Carmax Auto Owner Trust 2019- 2, Ser 2019-2, Cl D
3.410%, 10/15/25	$ 1,700,000	$ 1,734,742
Carvana Auto Receivables Trust 2019-1, Ser 2019-1A, Cl D
3.880%, 10/15/24 (A)	4,220,000	4,278,177
Carvana Auto Receivables Trust 2019-2, Ser 2019-2A, Cl D
3.280%, 01/15/25 (A)	3,200,000	3,246,842
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C
2.280%, 02/15/30 (A)	1,040,000	1,040,976
Drive Auto Receivables Trust 2018-5, Ser 2018-5, Cl D
4.300%, 04/15/26	2,700,000	2,757,666
Drive Auto Receivables Trust 2019-1, Ser 2019-1, Cl D
4.090%, 06/15/26	3,335,000	3,395,169

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Drive Auto Receivables Trust 2019-3, Ser 2019-3, Cl D
3.180%, 10/15/26	$ 4,720,000	$ 4,820,009
Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl D
2.700%, 05/17/27	2,230,000	2,265,515
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	2,200,000	2,247,315
DT Auto Owner Trust 2019-1, Ser 2019-1A, Cl D
3.870%, 11/15/24 (A)	2,500,000	2,535,173
Exeter Automobile Receivables Trust 2020-2, Ser 2020-2A, Cl D
4.730%, 04/15/26 (A)	1,600,000	1,671,000
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (A)	3,825,000	3,866,834
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (A)	1,500,000	1,461,887
Santander Drive Auto Receivables Trust 2019-1, Ser 2019-1, Cl D
3.650%, 04/15/25	2,930,529	2,965,627
Santander Drive Auto Receivables Trust 2019-2, Ser 2019-2, Cl D
3.220%, 07/15/25	4,000,000	4,064,378
Santander Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl C
4.110%, 12/15/25	1,180,000	1,209,095
Santander Drive Auto Receivables Trust 2020-3, Ser 2020-3, Cl D
1.640%, 11/16/26	2,430,000	2,434,158

		45,994,563

Other Asset-Backed Securities — 3.2%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	87,543	89,565
CASC 2019-NRM1 11/25/49
0.000%, 11/25/49	1,185,781	1,050,579
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (A)	3,165,488	3,300,103
KKR CLO Trust, Ser 2021-39A, Cl A
1.312%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/15/34 (A)	4,300,000	4,304,708
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
1.358%, VAR ICE LIBOR USD 1 Month + 1.250%, 06/25/65 (A)	877,286	896,830

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
0.858%, VAR ICE LIBOR USD 1 Month + 0.750%, 03/25/67 (A)	$ 8,539,000	$ 8,518,615
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
0.708%, VAR ICE LIBOR USD 1 Month + 0.600%, 12/26/69 (A)	5,480,216	5,491,009
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C 0.000%, VAR TSFR3M +
2.050%, 04/14/35 (A)(C)	6,000,000	6,000,000
SBAP 2004-20K 1
4.880%, 11/01/24	2,921	3,010
SBAP 2006-20B 1
5.350%, 02/01/26	2,465	2,575
SBAP 2006-20C 1
5.570%, 03/01/26	2,243	2,344
SBAP 2007-20C 1
5.230%, 03/01/27	2,273	2,376
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
0.808%, VAR ICE LIBOR USD 3 Month + 0.550%, 10/25/64 (A)	6,734,381	6,709,784
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A
0.858%, VAR ICE LIBOR USD 1 Month + 0.750%, 01/25/45 (A)	3,574,120	3,570,097
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (A)	2,386,419	2,453,906
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
2.504%, VAR ICE LIBOR USD 3 Month + 2.250%, 01/20/32 (A)	3,480,000	3,470,545
TICP CLO XI, Ser 2018-11A, Cl E
6.254%, VAR ICE LIBOR USD 3 Month + 6.000%, 10/20/31 (A)	2,230,000	2,213,275
United States Small Business Administration, Ser 2003-20B, Cl 1
4.840%, 02/01/23	2,165	2,193
United States Small Business Administration, Ser 2003-20J, Cl 1
4.920%, 10/01/23	1,633	1,669

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2003-20K, Cl 1
4.980%, 11/01/23	$ 2,367	$ 2,426
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	2,646	2,712
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	919	946
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	777	800
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	4,067	4,186
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	9,495	9,822
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	1,164	1,214
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	3,490	3,677
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	2,391	2,536
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	2,750	2,909
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	6,163	6,561
Voya CLO 2015-1, Ser 2017-1A, Cl A1R
1.141%, VAR ICE LIBOR USD 3 Month + 0.900%, 01/18/29 (A)	3,948,173	3,945,323
Wellfleet CLO X, Ser 2021-XA, Cl BR
2.454%, VAR ICE LIBOR USD 3 Month + 2.200%, 07/20/32 (A)	2,000,000	1,996,580

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Wind River 2014-1 CLO, Ser 2018-1A, Cl ARR
1.291%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/18/31 (A)	$ 2,200,943	$ 2,201,039

		56,263,914

Total Asset-Backed Securities (Cost $102,238,765)		102,258,477

MUNICIPAL BONDS — 0.5%

	Face Amount	Value

California — 0.2%
Los Angeles Unified School District, Ser RY
6.758%, 07/01/34	$ 150,000	$ 204,088
State of California
7.500%, 04/01/34	1,150,000	1,718,206
7.300%, 10/01/39	1,075,000	1,629,484

		3,551,778

Illinois — 0.1%
State of Illinois
5.100%, 06/01/33	2,275,000	2,531,913

New Jersey — 0.2%
New Jersey Turnpike Authority
7.414%, 01/01/40	350,000	550,533
7.102%, 01/01/41	1,350,000	2,072,115

		2,622,648

Total Municipal Bonds (Cost $7,045,748)		8,706,339

PREFERRED STOCK — 0.2%

	Shares	Value
FINANCIALS — 0.2%
Citigroup Capital XIII, 6.669%, VAR ICE LIBOR USD 3 Month +
6.370%, 10/30/40	156,815	$ 4,221,460

Total Preferred Stock (Cost $4,091,303)		4,221,460

SHORT-TERM INVESTMENT — 4.5%

	Face Amount	Value
Brown Brothers Harriman, 0.000% (D)	$80,783,173	$80,783,173

Total Short-Term Investments (Cost $80,783,173)		80,783,173

Total Investments in Securities — 102.5% (Cost $1,824,532,937)		$1,820,720,393

Percentages are based on Nest Assets of $1,776,691,995.

Catholic Responsible Investments	Bond Fund
January 31, 2022
(Unaudited)

A list of the open futures contracts held by the Fund at January 31, 2002 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Ultra Long Treasury Bond	86	Mar-2022	$16,317,387	$16,248,625	$(68,762)

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2022 was $287,970,846 and represented 16.2% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of January, 31, 2022.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

STACR — Structured Agency Credit Risk

TSFR3M — Term Structured Financing Rate 3 Month Average

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$194,385,656	$460,954,135	$—	$655,339,791
Corporate Obligations	—	497,356,353	—	497,356,353
Mortgage-Backed Securities	—	472,054,800	—	472,054,800
Asset-Backed Securities	—	102,258,477	—	102,258,477
Short-Term Investment	80,783,173	—	—	80,783,173
Municipal Bonds	—	8,706,339	—	8,706,339
Preferred Stock	4,221,460	—	—	4,221,460

Total Investments in Securities	$279,390,289	$1,541,330,104	$—	$1,820,720,393

The following is a list of the level of inputs used as of January 31, 2002, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(68,762)	—	—	(68,762)

Total Other Financial Instruments	$(68,762)	$—	$—	$(68,762)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	Equity Index Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value

COMMUNICATION SERVICES — 10.5%
Activision Blizzard	67,215	$ 5,310,657
Alphabet, Cl A *	25,673	69,472,935
Alphabet, Cl C *	24,352	66,090,597
AT&T	753,199	19,206,574
Charter Communications, Cl A *	10,671	6,331,531
Comcast, Cl A	389,105	19,451,359
Discovery *	14,746	411,561
Discovery, Cl C *	26,527	725,513
DISH Network, Cl A *	21,758	683,201
Electronic Arts	24,395	3,236,241
Fox	12,642	470,030
Fox	27,669	1,123,638
Interpublic Group of	33,916	1,205,375
Live Nation Entertainment *	11,652	1,276,011
Lumen Technologies	79,524	982,917
Match Group *	24,419	2,752,021
Meta Platforms, Cl A *	210,933	66,076,872
Netflix *	38,209	16,320,592
News	10,637	236,567
News	34,132	759,096
Omnicom Group	18,309	1,379,766
Take-Two Interactive Software *	9,946	1,624,580
T-Mobile US *	70,801	7,658,544
Twitter *	68,979	2,587,402
Verizon Communications	465,322	24,769,090
ViacomCBS, Cl B	52,383	1,752,211
Walt Disney *	155,083	22,172,217

		344,067,098

CONSUMER DISCRETIONARY — 12.2%
Advance Auto Parts	5,434	1,258,025
Amazon.com *	39,656	118,629,734
Aptiv *	23,334	3,186,958
AutoZone *	1,809	3,593,307
Bath & Body Works	22,727	1,274,303
Best Buy	19,095	1,895,752
Booking Holdings *	3,542	8,699,612
BorgWarner	20,642	905,152
Caesars Entertainment *	18,450	1,404,783
CarMax *	14,008	1,557,269
Carnival *	69,722	1,381,193
Chipotle Mexican Grill, Cl A *	2,427	3,605,503
Darden Restaurants	11,195	1,565,845
Dollar General	20,125	4,195,660
Dollar Tree *	19,401	2,545,799

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Domino’s Pizza	3,139	$ 1,427,146
DR Horton	28,116	2,508,510
eBay	53,975	3,242,278
Etsy *	10,936	1,717,827
Expedia Group *	12,594	2,308,354
Ford Motor	338,625	6,874,087
Gap	18,734	338,523
Garmin	13,063	1,625,298
General Motors *	125,216	6,602,640
Genuine Parts	12,285	1,636,731
Hasbro	11,185	1,034,389
Hilton Worldwide Holdings *	24,042	3,488,735
Home Depot	90,070	33,053,889
Las Vegas Sands *	29,671	1,299,590
Lennar, Cl A	23,450	2,253,779
LKQ	23,120	1,269,057
Lowe’s	59,729	14,176,678
Marriott International, Cl A *	23,598	3,802,110
McDonald’s	64,457	16,723,369
MGM Resorts International	33,562	1,433,769
Mohawk Industries *	4,732	747,041
NIKE, Cl B	110,223	16,320,720
Norwegian Cruise Line Holdings * .	31,871	663,873
NVR *	282	1,502,276
O’Reilly Automotive *	5,812	3,787,971
Penn National Gaming *	14,363	655,096
Pool	3,448	1,642,110
PulteGroup	21,861	1,151,856
PVH	6,128	582,221
Ralph Lauren, Cl A	4,244	470,405
Ross Stores	30,704	3,001,316
Royal Caribbean Cruises *	19,320	1,503,289
Starbucks	101,786	10,007,599
Tapestry	23,710	899,794
Target	42,098	9,279,662
Tesla *	70,347	65,895,442
TJX	103,698	7,463,145
Tractor Supply	9,831	2,146,206
Ulta Beauty *	4,689	1,705,577
Under Armour, Cl A *	16,398	308,774
Under Armour, Cl C *	18,507	295,927
VF	28,170	1,836,966
Whirlpool	5,240	1,101,396
Wynn Resorts *	9,042	772,639

Catholic Responsible Investments	Equity Index Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Yum! Brands	25,285	$ 3,164,923

		399,421,878

CONSUMER STAPLES — 6.0%
Archer-Daniels-Midland	48,249	3,618,675
Brown-Forman, Cl B	15,773	1,063,573
Campbell Soup	17,414	768,306
Clorox	17,967	3,015,941
Coca-Cola	428,028	26,113,988
Colgate-Palmolive	174,760	14,408,962
Conagra Brands	41,367	1,437,917
Constellation Brands, Cl A	14,169	3,368,680
Costco Wholesale	45,147	22,805,104
Estee Lauder, Cl A	43,868	13,677,604
General Mills	52,273	3,590,110
Hershey	12,503	2,463,966
Hormel Foods	24,355	1,156,132
J M Smucker	9,347	1,314,001
Kellogg	22,029	1,387,827
Kimberly-Clark	62,944	8,664,241
Kraft Heinz	61,256	2,192,965
Kroger	58,342	2,543,128
Lamb Weston Holdings	12,730	817,393
McCormick	21,536	2,160,276
Molson Coors Beverage, Cl B	16,227	773,379
Mondelez International, Cl A	135,428	9,077,739
Monster Beverage *	32,443	2,813,457
PepsiCo	155,756	27,026,781
Sysco	44,218	3,455,637
Tyson Foods, Cl A	25,443	2,312,514
Walgreens Boots Alliance	61,937	3,081,985
Walmart	224,140	31,337,013

		196,447,294

ENERGY — 3.3%
APA	31,308	1,039,739
Baker Hughes, Cl A	75,400	2,068,976
Chevron	164,518	21,606,149
ConocoPhillips	113,819	10,086,640
Coterra Energy	70,207	1,537,533
Devon Energy	54,339	2,747,923
Diamondback Energy	14,690	1,853,290
EOG Resources	50,481	5,627,622
Exxon Mobil	361,283	27,443,057
Halliburton	77,213	2,373,528
Hess	23,763	2,193,087
Kinder Morgan	168,214	2,920,195

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Marathon Oil	67,167	$ 1,307,741
Marathon Petroleum	53,094	3,809,495
Occidental Petroleum	76,287	2,873,731
ONEOK	38,496	2,335,937
Phillips 66	37,808	3,205,740
Pioneer Natural Resources	19,585	4,286,961
Schlumberger	120,942	4,725,204
Valero Energy	35,173	2,918,304
Williams	104,847	3,139,119

		110,099,971

FINANCIALS — 11.6%
Aflac	52,544	3,300,814
Allstate	24,728	2,983,928
American Express	54,118	9,731,499
American International Group	71,626	4,136,402
Ameriprise Financial	9,652	2,937,200
Aon, Cl A	19,006	5,254,019
Arthur J Gallagher	17,880	2,823,967
Assurant	4,915	749,587
Bank of America	614,669	28,360,828
Bank of New York Mellon	65,495	3,881,234
Berkshire Hathaway, Cl B *	189,112	59,195,838
BlackRock, Cl A	12,318	10,136,975
Brown & Brown	20,200	1,338,856
Capital One Financial	36,714	5,387,045
Cboe Global Markets	9,199	1,090,358
Charles Schwab	129,671	11,372,147
Chubb	37,155	7,329,938
Cincinnati Financial	12,927	1,523,188
Citigroup	171,181	11,147,307
Citizens Financial Group	36,749	1,891,471
CME Group, Cl A	31,001	7,114,730
Comerica	11,357	1,053,703
Discover Financial Services	25,281	2,926,276
Everest Re Group	3,396	962,426
FactSet Research Systems	3,247	1,369,877
Fifth Third Bancorp	59,026	2,634,330
First Republic Bank	15,463	2,684,222
Franklin Resources	24,260	775,592
Globe Life	7,986	816,968
Goldman Sachs Group	29,282	10,385,740
Hartford Financial Services Group .	29,349	2,109,313
Huntington Bancshares	124,751	1,878,750
Intercontinental Exchange	48,599	6,155,549
Invesco	29,486	668,153

Catholic Responsible Investments	Equity Index Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
JPMorgan Chase	252,217	$ 37,479,446
KeyCorp	80,267	2,011,491
Lincoln National	14,653	1,025,417
Loews	17,243	1,028,717
M&T Bank	11,063	1,873,851
MarketAxess Holdings	3,280	1,129,894
Marsh & McLennan	43,558	6,692,251
MetLife	61,650	4,134,249
Moody’s	13,951	4,785,193
Morgan Stanley	122,515	12,562,688
MSCI, Cl A	7,112	3,812,885
Nasdaq	10,063	1,803,390
Northern Trust	17,917	2,089,839
People’s United Financial	36,903	715,180
PNC Financial Services Group	36,457	7,509,778
Principal Financial Group	21,239	1,551,721
Progressive	50,467	5,483,744
Prudential Financial	32,606	3,637,851
Raymond James Financial	15,962	1,689,897
Regions Financial	82,080	1,882,915
S&P Global	20,789	8,632,009
Signature Bank NY	5,230	1,593,215
State Street	31,576	2,983,932
SVB Financial Group *	5,062	2,955,702
Synchrony Financial	47,161	2,008,587
T Rowe Price Group	19,387	2,993,934
Travelers	21,221	3,526,506
Truist Financial	115,134	7,232,718
US Bancorp	116,438	6,775,527
W R Berkley	12,030	1,016,535
Wells Fargo	340,246	18,305,235
Willis Towers Watson	10,748	2,514,602
Zions Bancorp	13,509	916,180

		380,463,309

HEALTH CARE — 11.3%
Abbott Laboratories	249,049	31,743,785
ABIOMED *	8,377	2,478,503
Align Technology *	12,713	6,292,426
AmerisourceBergen, Cl A	34,377	4,682,147
Anthem	34,630	15,271,484
Bio-Rad Laboratories, Cl A *	28,294	16,968,761
Boston Scientific *	241,945	10,379,440
Cardinal Health	66,361	3,422,237
Cerner	54,577	4,977,422
Cigna	61,273	14,120,976

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
CVS Health	201,103	$ 21,419,480
DaVita *	24,680	2,674,572
DENTSPLY SIRONA	46,140	2,464,799
Dexcom *	12,414	5,343,979
Edwards Lifesciences *	94,360	10,304,112
Henry Schein *	26,393	1,987,393
Hologic *	48,751	3,424,270
Humana	24,535	9,629,987
IDEXX Laboratories *	14,564	7,388,317
Incyte *	169,658	12,610,679
Intuitive Surgical *	53,689	15,257,340
IQVIA Holdings *	77,863	19,068,649
Laboratory Corp of America
Holdings *	17,414	4,725,463
McKesson	22,148	5,685,835
Medtronic	221,901	22,964,534
Mettler-Toledo International *	14,243	20,975,381
Quest Diagnostics	22,177	2,994,339
ResMed	22,010	5,031,486
STERIS	17,000	3,814,800
Stryker	60,999	15,130,802
Teleflex	11,235	3,484,985
Waters *	41,905	13,414,629
West Pharmaceutical Services	42,809	16,833,355
Zimmer Biomet Holdings	48,897	6,015,309
Zoetis, Cl A	140,645	28,099,465

		371,081,141

INDUSTRIALS — 7.2%
3M	110,905	18,412,448
A O Smith	11,456	875,468
Alaska Air Group *	10,923	597,925
Allegion	7,737	949,562
American Airlines Group *	55,876	920,278
AMETEK	22,479	3,074,453
Carrier Global	91,310	4,353,661
Caterpillar	78,839	15,890,789
CH Robinson Worldwide	11,213	1,173,440
Cintas	7,582	2,968,580
Copart *	18,407	2,379,105
CSX	191,282	6,545,670
Cummins	18,534	4,093,790
Deere	41,719	15,703,032
Delta Air Lines *	54,994	2,182,712
Dover	12,420	2,110,282
Eaton	48,351	7,660,249

Catholic Responsible Investments	Equity Index Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Emerson Electric	87,983	$ 8,090,037
Equifax	10,524	2,523,234
Expeditors International of
Washington	14,606	1,672,095
Fastenal	54,129	3,068,032
FedEx	21,082	5,183,221
Fortive	30,950	2,183,213
Fortune Brands Home & Security .	11,708	1,102,542
Generac Holdings *	5,442	1,536,712
Howmet Aerospace	32,808	1,020,001
IDEX	6,558	1,412,856
IHS Markit	34,404	4,018,043
Illinois Tool Works	44,650	10,444,528
Ingersoll Rand	35,143	1,975,388
JB Hunt Transport Services	7,247	1,395,337
Johnson Controls International	68,624	4,986,906
Masco	21,085	1,335,313
Nielsen Holdings	30,939	583,510
Norfolk Southern	20,991	5,709,342
Old Dominion Freight Line	8,036	2,426,309
Otis Worldwide	37,200	3,177,996
PACCAR	40,667	3,781,624
Parker-Hannifin	16,750	5,192,668
Pentair	14,288	910,146
Quanta Services	12,292	1,262,634
Republic Services, Cl A	18,065	2,306,178
Robert Half International	9,603	1,087,636
Rockwell Automation	11,146	3,223,646
Rollins	19,670	606,820
Roper Technologies	13,264	5,798,490
Snap-on	4,634	965,030
Southwest Airlines *	51,065	2,285,669
Stanley Black & Decker	19,709	3,442,177
Trane Technologies	24,278	4,202,522
TransDigm Group *	5,860	3,610,873
Union Pacific	55,554	13,585,731
United Airlines Holdings *	27,930	1,197,638
United Parcel Service, Cl B	65,793	13,304,003
United Rentals *	6,245	1,999,149
Verisk Analytics, Cl A	13,873	2,720,911
Waste Management	33,197	4,994,157
Westinghouse Air Brake
Technologies	16,085	1,429,956
WW Grainger	3,694	1,828,936
Xylem	15,555	1,633,586

		235,106,239

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 29.5%
Accenture, Cl A	53,907	$ 19,060,437
Adobe *	40,607	21,696,320
Advanced Micro Devices *	105,899	12,098,961
Akamai Technologies *	14,015	1,605,418
Amphenol, Cl A	51,564	4,103,979
Analog Devices	46,357	7,601,157
ANSYS *	7,526	2,558,915
Apple	1,419,408	248,084,130
Applied Materials	77,886	10,762,288
Arista Networks *	19,349	2,405,274
Autodesk *	18,964	4,737,018
Automatic Data Processing	36,375	7,499,434
Broadcom	36,888	21,611,941
Broadridge Financial Solutions	10,056	1,601,116
Cadence Design Systems *	23,906	3,637,059
CDW	11,707	2,213,208
Ceridian HCM Holding *	11,770	892,401
Cisco Systems	359,950	20,038,417
Citrix Systems	10,741	1,094,938
Cognizant Technology Solutions,
Cl A	45,301	3,869,611
DXC Technology *	21,728	653,578
Enphase Energy *	11,792	1,656,422
EPAM Systems *	4,893	2,329,753
F5 *	5,202	1,080,039
Fidelity National Information
Services	52,527	6,299,038
Fiserv *	51,241	5,416,174
FleetCor Technologies *	7,004	1,668,773
Fortinet *	11,706	3,479,491
Gartner *	7,094	2,084,856
Global Payments	25,028	3,751,197
Hewlett Packard Enterprise	112,819	1,842,334
HP	99,423	3,651,807
Intel	383,698	18,732,136
International Business Machines	77,357	10,332,575
Intuit	24,426	13,562,048
IPG Photonics *	3,081	475,922
Jack Henry & Associates	6,387	1,071,802
Juniper Networks	28,099	978,407
Keysight Technologies *	15,889	2,682,381
KLA	13,079	5,091,262
Lam Research	12,238	7,219,441
Mastercard, Cl A	74,036	28,606,030
Microchip Technology	47,828	3,705,713
Micron Technology	97,946	8,058,017

Catholic Responsible Investments	Equity Index Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Microsoft	676,215	$ 210,289,341
Monolithic Power Systems	3,737	1,505,749
Motorola Solutions	14,558	3,376,583
NetApp	19,315	1,670,941
NortonLifeLock	50,148	1,304,350
NVIDIA	218,556	53,515,622
NXP Semiconductors	22,939	4,712,588
Oracle	139,126	11,291,466
Paychex	27,683	3,259,950
Paycom Software *	4,152	1,392,166
PayPal Holdings *	101,349	17,425,947
PTC *	9,113	1,059,477
Qorvo *	9,508	1,305,258
QUALCOMM	103,116	18,123,668
salesforce.com *	83,553	19,436,934
Seagate Technology Holdings	17,668	1,893,126
ServiceNow *	17,166	10,055,500
Skyworks Solutions	14,245	2,087,177
SolarEdge Technologies *	4,530	1,079,137
Synopsys *	13,155	4,084,628
TE Connectivity	28,148	4,025,446
Teledyne Technologies *	4,024	1,695,834
Teradyne	14,061	1,651,183
Texas Instruments	83,593	15,004,108
Trimble *	21,700	1,565,872
Tyler Technologies *	3,535	1,674,883
VeriSign *	8,336	1,810,413
Visa, Cl A	143,288	32,407,447
Western Digital *	26,747	1,383,890
Xilinx	21,382	4,138,486
Zebra Technologies, Cl A *	4,610	2,347,043

		968,175,431

MATERIALS — 2.8%
Air Products and Chemicals	22,499	6,347,418
Albemarle	10,090	2,227,267
Amcor	132,235	1,588,142
Avery Dennison	7,142	1,467,110
Ball	27,968	2,715,693
Celanese, Cl A	9,391	1,462,273
CF Industries Holdings	18,517	1,275,266
Corteva	62,840	3,021,347
Dow	92,528	5,526,697
DuPont de Nemours	49,765	3,811,999
Eastman Chemical	11,597	1,379,231
Ecolab	26,059	4,936,877

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
FMC	10,933	$ 1,206,675
Freeport-McMoRan	146,368	5,447,817
International Flavors & Fragrances	21,955	2,896,304
International Paper	33,417	1,612,370
Linde	52,991	16,887,172
LyondellBasell Industries, Cl A	27,852	2,694,124
Martin Marietta Materials	5,381	2,093,855
Mosaic	31,966	1,277,042
Newmont	74,882	4,580,532
Nucor	24,653	2,499,814
Packaging Corp of America	8,194	1,234,262
PPG Industries	21,066	3,290,509
Sealed Air	12,778	867,882
Sherwin-Williams	25,193	7,218,046
Vulcan Materials	11,447	2,178,479
Westrock	23,041	1,063,572

		92,807,775

REAL ESTATE — 2.7%
Alexandria Real Estate Equities ‡	12,164	2,370,034
American Tower ‡	54,518	13,711,277
AvalonBay Communities ‡	12,054	2,943,948
Boston Properties ‡	12,262	1,374,325
CBRE Group, Cl A *	28,868	2,925,483
Crown Castle International ‡	38,396	7,007,654
Digital Realty Trust ‡	24,479	3,653,001
Duke Realty ‡	32,900	1,900,962
Equinix ‡	7,767	5,630,298
Equity Residential ‡	29,482	2,615,938
Essex Property Trust ‡	5,614	1,866,655
Extra Space Storage ‡	11,549	2,288,896
Federal Realty Investment Trust ‡	6,039	769,912
Host Hotels & Resorts *‡	61,591	1,067,988
Iron Mountain ‡	24,960	1,146,163
Kimco Realty ‡	53,155	1,289,540
Mid-America Apartment
Communities ‡	9,932	2,052,746
Prologis ‡	65,265	10,234,857
Public Storage ‡	13,160	4,718,255
Realty Income ‡	48,830	3,389,290
Regency Centers ‡	13,287	953,342
SBA Communications, Cl A ‡	9,383	3,053,604
Simon Property Group ‡	29,349	4,320,173
UDR ‡	25,083	1,425,718
Vornado Realty Trust ‡	13,863	568,522

Catholic Responsible Investments	Equity Index Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Welltower ‡	37,512	$ 3,249,665
Weyerhaeuser ‡	64,569	2,610,525

		89,138,771

UTILITIES — 2.5%
American Water Works	15,659	2,517,967
Atmos Energy	11,394	1,221,665
CenterPoint Energy	54,286	1,539,551
CMS Energy	25,037	1,611,882
Consolidated Edison	30,494	2,636,206
Dominion Energy	128,927	10,399,252
Edison International	32,887	2,064,975
Entergy	17,314	1,935,186
Eversource Energy	29,669	2,655,079
Exelon	111,313	6,450,588
FirstEnergy	46,914	1,968,512
NextEra Energy	303,028	23,672,547
NRG Energy	21,178	845,638
Pinnacle West Capital	9,804	682,456
Public Service Enterprise Group	45,946	3,056,787
Sempra Energy	46,375	6,407,170
Southern	169,943	11,809,339

		81,474,800

Total Common Stock
(Cost $1,954,255,354)		3,268,283,707

Total Investments in Securities — 99.6%
(Cost $1,954,255,354)		$3,268,283,707

Percentages are based on Nest Assets of $3,282,626,297.

A list of the open futures contracts held by the Fund at January 31, 2002 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	59	Mar-2022	$13,195,975	$13,287,538	$91,563

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

S&P — Standard & Poor’s

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

The following is a list of the level of inputs used as of January 31, 2002, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$91,563	$–	$–	$91,563

Total Other Financial Instruments	$91,563	$–	$–	$91,563

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	International Equity Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%

	Shares	Value

AUSTRALIA — 0.1%
Rio Tinto	16,660	$1,323,697

BRAZIL — 0.5%
Banco do Brasil	179,800	1,109,274
Marfrig Global Foods	114,000	484,554
MercadoLibre *	847	958,855
Petroleo Brasileiro ADR, Cl A	225,970	2,743,276
SLC Agricola	51,260	443,481
Vibra Energia	134,400	579,363

		6,318,803

CANADA — 4.3%
Air Canada *	450,400	8,095,726
Alimentation Couche-Tard	86,690	3,494,729
Canadian National Railway	43,161	5,257,850
Canadian Pacific Railway	282,373	20,166,060
Gildan Activewear	56,000	2,228,023
Northland Power	46,700	1,351,649
Shopify, Cl A *	13,538	13,056,010
TFI International	13,000	1,250,629

		54,900,676

CHINA — 6.4%
360 DigiTech ADR	37,779	747,646
Alibaba Group Holding ADR *	22,938	2,885,371
Anhui Conch Cement, Cl H	397,141	2,107,903
Bank of China, Cl H	3,962,000	1,545,884
Beijing New Building Materials, Cl A	174,400	898,401
Bosideng International Holdings	2,436,000	1,194,829
China Construction Bank, Cl H	6,077,921	4,658,575
China Everbright Environment Group	718,000	534,245
China Life Insurance, Cl H	291,000	511,409
China Lumena New Materials *(A)	15,350	—
China Petroleum & Chemical ADR	33,287	1,734,253
China Railway Group, Cl H	1,240,000	766,278
CITIC	868,000	978,108
Contemporary Amperex Technology, Cl A	9,600	916,846
COSCO SHIPPING Holdings, Cl H *	1,257,200	2,316,354
Dongfeng Motor Group, Cl H	974,000	861,715
East Money Information, Cl A	165,600	831,040
Ganfeng Lithium, Cl H	47,400	758,151

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Guangzhou Tinci Materials
Technology, Cl A	26,296	$398,609
Haier Smart Home, Cl H	650,400	2,615,950
Industrial & Commercial Bank of China, Cl H	2,734,000	1,659,140
JD.com, Cl A *	11,828	434,508
JD.com ADR *	25,397	1,901,727
Jiangxi Copper, Cl H	452,000	739,487
Lenovo Group	934,000	1,012,789
Li Ning	1,408,872	13,776,229
NARI Technology, Cl A	136,500	760,226
NetEase ADR	5,418	560,004
PetroChina, Cl H	3,146,000	1,574,673
PICC Property & Casualty, Cl H	1,330,000	1,242,148
Pinduoduo ADR *	7,488	448,082
Pop Mart International Group	148,600	741,928
Power Construction Corp of China, Cl A	415,300	568,431
Shanghai Friendess Electronic Technology, Cl A	16,877	841,282
Shenzhou International Group Holdings	468,100	8,684,943
Silergy	2,000	265,203
Sinopharm Group, Cl H	320,400	718,100
Tencent Holdings	235,694	14,642,269
Tongwei, Cl A	134,500	805,308
Want Want China Holdings	1,029,000	1,009,880
Wuxi Lead Intelligent Equipment,
Cl A	42,097	482,129
Zhejiang Expressway, Cl H	634,000	545,935

		80,675,988

DENMARK — 1.8%
Coloplast, Cl B	14,168	2,051,301
DSV	77,358	15,656,193
GN Store Nord	24,425	1,474,230
Pandora	15,848	1,714,410
Royal Unibrew	9,357	1,071,692
Vestas Wind Systems	53,807	1,447,087

		23,414,913

FINLAND — 0.2%
Neste	44,179	1,977,865

FRANCE — 9.8%
Alstom	265,120	8,605,898
AXA	329,075	10,373,123
Capgemini	19,823	4,434,699
Cie de Saint-Gobain	56,356	3,803,778

Catholic Responsible Investments	International Equity Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — continued
Danone	149,031	$9,259,401
Dassault Systemes	55,627	2,666,454
Hermes International	2,813	4,206,753
Ipsen	8,513	827,532
Kering	4,769	3,547,066
L’Oreal	13,290	5,644,796
LVMH Moet Hennessy Louis Vuitton	34,608	28,355,721
Pernod Ricard	58,896	12,533,574
Teleperformance	7,268	2,728,200
TotalEnergies	291,539	16,526,839
Valeo	154,197	4,301,174
Vinci	59,008	6,456,348

		124,271,356

GERMANY — 4.5%
BASF	171,257	13,060,862
Bayerische Motoren Werke	17,716	1,866,803
Carl Zeiss Meditec	18,408	2,948,734
CompuGroup Medical & KgaA	19,138	1,267,571
Deutsche Post	34,948	2,095,170
Deutsche Telekom	100,029	1,879,979
GEA Group	47,891	2,253,100
Puma	17,903	1,906,580
RWE	244,710	10,263,070
SAP	114,129	14,241,341
Siemens	31,163	4,931,875

		56,715,085

GREECE — 0.0%
FF Group *,(B)	8,921	4,800

HONG KONG — 1.8%
AIA Group	1,820,935	19,033,368
Techtronic Industries	191,500	3,174,424
WH Group	998,034	667,524

		22,875,316

INDIA — 2.5%
HDFC Bank ADR	63,469	4,355,878
ICICI Bank ADR	477,687	10,380,139
Infosys ADR	395,009	9,310,362
Tata Motors ADR *	110,550	3,732,168
Wipro ADR	381,531	2,933,973
WNS Holdings ADR *	9,263	779,574

		31,492,094

INDONESIA — 0.4%
Bank Central Asia	3,382,900	1,799,636

COMMON STOCK — continued

	Shares	Value

INDONESIA — continued
Bank Rakyat Indonesia Persero	12,320,800	$3,511,043

		5,310,679

IRELAND — 2.7%
CRH	83,817	4,215,674
ICON *	71,152	18,906,509
Kingspan Group	27,483	2,650,154
Ryanair Holdings ADR *	75,771	8,457,559

		34,229,896

ISRAEL — 0.1%
Nice ADR *	5,291	1,354,813

ITALY — 4.3%
Amplifon	47,150	2,001,046
DiaSorin	13,790	2,127,531
Enel	1,777,059	13,581,500
Ferrari	73,095	16,870,563
Intesa Sanpaolo	662,595	1,959,838
UniCredit	1,078,627	17,266,373

		53,806,851

JAPAN — 8.9%
Advantest	19,400	1,664,261
Daifuku	22,500	1,567,190
Ebara	48,600	2,386,470
FANUC	84,800	16,842,272
GMO Payment Gateway	10,800	941,534
Harmonic Drive Systems	22,900	905,044
Hoya	42,100	5,479,398
ITOCHU	82,300	2,643,989
Keyence	30,310	15,568,594
Lasertec	50,300	11,339,138
M3	39,500	1,515,832
Miura	22,000	651,583
Murata Manufacturing	157,200	11,850,629
Nintendo	11,300	5,534,443
Nomura Research Institute	48,200	1,687,563
Obic	9,600	1,589,798
Omron	23,200	1,702,966
Seven & i Holdings	52,100	2,539,022
Shimano	12,300	2,754,305
Shin-Etsu Chemical	20,900	3,507,974
SoftBank Group	37,500	1,662,611
Sony Group	71,600	8,088,861
Sumitomo Mitsui Financial Group	174,200	6,251,806
Sundrug	36,000	907,940
Toyota Industries	47,600	3,730,973

		113,314,196

Catholic Responsible Investments	International Equity Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

LUXEMBOURG — 0.2%
ArcelorMittal	84,368	$2,501,188

MEXICO — 0.7%
America Movil ADR, Cl L	62,679	1,182,126
Arca Continental	89,300	526,484
Cemex ADR *	109,108	667,741
Grupo Financiero Banorte, Cl O	350,618	2,215,538
Grupo Mexico	254,400	1,092,926
Wal-Mart de Mexico	1,091,466	3,698,478

		9,383,293

NETHERLANDS — 5.3%
Adyen *	4,567	9,249,071
Akzo Nobel	74,689	7,705,480
ASM International	9,015	3,093,596
ASML Holding, Cl G	19,877	13,460,704
ASML Holding	18,699	12,626,741
BE Semiconductor Industries	18,372	1,541,728
Heineken	18,139	1,942,454
ING Groep	247,587	3,659,983
Koninklijke DSM	12,617	2,365,109
Shell	458,715	11,605,943

		67,250,809

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,440,787

NORWAY — 0.1%
Nordic Semiconductor *	50,551	1,495,735

POLAND — 0.2%
Dino Polska *	23,974	1,842,913
KGHM Polska Miedz	15,867	545,713

		2,388,626

RUSSIA — 0.7%
Gazprom PJSC ADR	298,613	2,583,655
LUKOIL PJSC ADR	27,805	2,469,461
Sberbank of Russia PJSC ADR	127,770	1,795,468
TCS Group Holding GDR	28,842	2,070,352

		8,918,936

SINGAPORE — 0.3%
DBS Group Holdings	128,800	3,381,736

SOUTH AFRICA — 0.4%
Absa Group	101,312	1,117,627
Anglo American	27,688	1,205,815
Sasol *	27,123	607,930

COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA — continued
Sibanye Stillwater	511,878	$1,903,200

		4,834,572

SOUTH KOREA — 2.5%
AfreecaTV	4,335	559,246
DB Insurance	5,217	260,584
DL E&C	4,087	399,535
Hana Financial Group	44,977	1,691,005
Hyosung TNC	1,666	591,598
Hyundai Marine & Fire Insurance	12,717	270,722
KB Financial Group ADR	41,725	2,077,905
Kia	70,730	4,949,458
LG	12,829	791,166
LG Electronics	9,969	1,091,386
POSCO ADR	24,482	1,384,212
Samsung Electro-Mechanics	5,134	786,042
Samsung Electronics GDR	5,778	8,978,185
Samsung Electronics	122,077	7,593,040
Youngone	7,085	274,702

		31,698,786

SPAIN — 3.8%
Aena SME *	52,778	8,522,134
Amadeus IT Group	346,755	23,753,376
Banco Bilbao Vizcaya Argentaria .	615,590	3,924,416
CaixaBank	3,034,706	9,752,149
Iberdrola	160,897	1,841,647

		47,793,722

SWEDEN — 3.6%
AAK	63,539	1,186,343
Atlas Copco, Cl A	252,402	14,788,516
Evolution	111,950	13,792,435
Getinge, Cl B	97,632	3,801,612
Kinnevik, Cl B *	34,276	1,017,317
Nibe Industrier, Cl B	229,839	2,169,590
Swedbank	257,126	5,024,028
Thule Group	27,518	1,322,082
Volvo, Cl B	99,842	2,243,787

		45,345,710

SWITZERLAND — 6.6%
Alcon	212,075	16,258,521
Credit Suisse Group	829,996	7,825,422
Geberit	3,255	2,203,882
Logitech International	36,877	3,062,067
Nestle	163,066	20,945,720
Partners Group Holding	1,725	2,386,738
Sika	44,245	15,392,495

Catholic Responsible Investments	International Equity Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — continued
Straumann Holding	1,255	$2,068,672
Tecan Group	5,417	2,623,936
Zurich Insurance Group	21,663	10,306,062

		83,073,515

TAIWAN — 5.3%
Asustek Computer	40,000	521,380
ChipMOS Technologies	161,000	272,340
Formosa Plastics	210,000	799,288
Fubon Financial Holding	811,000	2,227,855
Hon Hai Precision Industry	608,000	2,235,218
King Yuan Electronics	163,000	267,283
Lite-On Technology	280,000	645,488
MediaTek	158,000	6,207,195
Powertech Technology	312,000	1,105,959
Realtek Semiconductor	44,000	845,780
Sino-American Silicon Products	136,000	1,056,489
Taiwan Semiconductor Manufacturing ADR	383,051	46,973,544
Unimicron Technology	53,000	392,088
United Microelectronics ADR	172,099	1,691,733
Yang Ming Marine Transport *	147,000	536,550
Yuanta Financial Holding	1,494,000	1,367,061

		67,145,251

THAILAND — 0.4%
Home Product Center	1,902,500	811,001
Kasikornbank	399,700	1,806,653
Krung Thai Bank	697,600	295,054
PTT	1,620,600	1,907,606
Tisco Financial Group	180,700	538,118

		5,358,432

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC (B)	643,747	1,575,157

UNITED KINGDOM — 9.8%
3i Group	213,418	3,958,238
Ashtead Group	38,241	2,716,939
Balfour Beatty	407,519	1,397,013
Barclays	2,494,702	6,634,270
BP	3,198,961	16,505,509
Compass Group	391,477	8,866,836
Dechra Pharmaceuticals	29,442	1,641,304
Experian	361,939	14,971,776
Halma	47,506	1,605,617
Howden Joinery Group	197,700	2,177,016
Intermediate Capital Group	64,729	1,664,778

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
JD Sports Fashion	1,205,247	$3,082,474
Lloyds Banking Group	2,450,108	1,689,804
Next	19,790	2,005,573
Persimmon	39,633	1,279,037
Prudential	610,190	10,248,531
RELX	191,765	5,868,061
SSP Group	2,635,352	9,702,778
St. James’s Place	40,845	839,012
Tate & Lyle	976,348	9,296,452
Taylor Wimpey	873,595	1,790,322
Unilever	210,796	10,751,136
WH Smith	249,753	5,612,491

		124,304,967

UNITED STATES — 8.2%
Accenture, Cl A	37,061	13,104,028
Aon, Cl A	32,385	8,952,509
Atlassian, Cl A *	22,735	7,373,870
BRP	14,200	1,179,611
EPAM Systems *	17,250	8,213,415
Ferguson	20,815	3,261,205
Globant *	4,648	1,186,077
JBS	334,800	2,221,912
Lululemon Athletica *	38,485	12,844,754
Mettler-Toledo International *	9,152	13,477,967
ResMed	68,871	15,743,910
Schneider Electric	25,417	4,290,997
STERIS	50,749	11,388,076

		103,238,331

Total Common Stock (Cost $959,190,512)		1,223,116,581

PREFERRED STOCK — 0.7%

	Shares	Value

GERMANY — 0.7%
Volkswagen	43,784	$9,114,700

SOUTH KOREA — 0.0%
LG Chemical	3,331	842,474

Total Preferred Stock (Cost $10,272,781)		9,957,174

MUTUAL FUND — 0.1%

	Shares	Value

iShares MSCI Saudi Arabia ETF	25,994	$1,183,507

Total Mutual Funds (Cost $1,130,287)		1,183,507

Catholic Responsible Investments	International Equity Fund
January 31, 2022
(Unaudited)

RIGHTS — 0.0%

	Number of Rights	Value

China Lumena, Expires 11/23/21	15,350	$ —

Total Rights (Cost $61,194)		—

SHORT-TERM INVESTMENT — 4.2%

	Face Amount	Value
Brown Brothers Harriman, 0.000% (a)	52,763,997	$52,763,997

Total Short-Term Investments (Cost $52,763,997)		52,763,997

Total Investments in Securities — 101.6% (Cost $1,023,418,771)		$1,287,021,259

Percentages are based on Nest Assets of $1,266,218,935

*	Non-income producing security.
(a)	The rate reported is the 7-day effective yield as of January, 31, 2022.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
L.P. — Limited Partnership
MSCI — Morgan Stanley Capital International
PJSC — Public Joint-Stock Company

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock
Australia	$—	$1,323,697	$—	$1,323,697
Brazil	6,318,803	—	—	6,318,803
Canada	54,900,676	—	$—	$54,900,676
China	8,277,083	72,398,905	—	80,675,988
Denmark	—	23,414,913	—	23,414,913
Finland	—	1,977,865	—	1,977,865
France	—	124,271,356	—	124,271,356
Germany	—	56,715,085	—	56,715,085
Greece	4,800	—	—	4,800
Hong Kong	—	22,875,316	—	22,875,316
India	31,492,094	—	—	31,492,094
Indonesia	—	5,310,679	—	5,310,679
Ireland	27,364,068	6,865,828	—	34,229,896
Israel	1,354,813	—	—	1,354,813
Italy	—	53,806,851	—	53,806,851
Japan	—	113,314,196	—	113,314,196
Luxembourg	—	2,501,188	—	2,501,188
Mexico	9,383,293	—	—	9,383,293
Netherlands	25,066,647	42,184,162	—	67,250,809
New Zealand	—	1,440,787	—	1,440,787
Norway	—	1,495,735	—	1,495,735
Poland	—	2,388,626	—	2,388,626
Russia	4,276,175	4,642,761	—	8,918,936
Singapore	—	3,381,736	—	3,381,736
South Africa	—	4,834,572	—	4,834,572
South Korea	3,462,117	28,236,669	—	31,698,786
Spain	—	47,793,722	—	47,793,722
Sweden	—	45,345,710	—	45,345,710
Switzerland	—	83,073,515	—	83,073,515
Taiwan	48,665,277	18,479,974	—	67,145,251
Thailand	—	5,358,432	—	5,358,432
United Arab Emirates	—	1,575,157	—	1,575,157
United Kingdom	—	124,304,967	—	124,304,967
United States	95,686,129	7,552,202	—	103,238,331

Total Common Stock	316,251,975	906,864,606	—	1,223,116,581
Short-Term Investment	52,763,997	—	—	52,763,997
Preferred Stock
Germany	—	9,114,700	—	9,114,700
South Korea	—	842,474	—	842,474

Total Preferred Stock	—	9,957,174	—	9,957,174
Mutual Fund	1,183,507	—	—	1,183,507
Rights	—	—	—	—

Total Investments in Securities	$370,199,479	$916,821,780	$—	$1,287,021,259

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value

AUSTRALIA — 6.0%
Abacus Property Group ‡	29,018	$70,578
Adairs	17,889	39,176
ALS	35,700	298,987
Alumina	397,407	537,997
Ansell	12,000	228,179
ARB	964	31,627
Aurelia Metals	121,603	36,540
Bravura Solutions	280,516	427,646
Charter Hall Group ‡	12,667	151,208
Charter Hall Long Wale REIT ‡	38,991	133,168
Charter Hall Retail REIT ‡	52,049	148,115
Collins Foods	5,698	47,273
Coronado Global Resources	84,753	82,133
Emeco Holdings	67,399	42,790
Grange Resources	277,823	152,187
GUD Holdings	10,270	89,938
Ingenia Communities Group ‡	41,349	161,488
Inghams Group	17,339	40,319
Myer Holdings *	85,112	26,559
Nick Scali	9,632	92,806
NRW Holdings	81,709	92,109
Orora	318,700	781,571
Super Retail Group	21,761	179,919
Technology One	4,742	35,464
West African Resources *	242,745	191,663
Westgold Resources	246,335	319,279

		4,438,719

AUSTRIA — 1.6%
ANDRITZ	915	48,379
Palfinger	17,140	583,901
Schoeller-Bleckmann Oilfield Equipment	11,360	476,880
Semperit Holding	1,979	60,127

		1,169,287

BELGIUM — 0.8%
Bekaert	3,917	182,388
Telenet Group Holding	3,564	136,558
Tessenderlo Group *	1,554	60,330
Warehouses De Pauw CVA ‡	4,205	180,300

		559,576

BRAZIL — 0.5%
Cia de Saneamento do Parana	36,700	139,612
ERO Copper *	1,645	20,475
Jalles Machado	44,200	83,406

COMMON STOCK — continued

	Shares	Value

BRAZIL — continued
Marfrig Global Foods	27,100	$115,188
Portobello	39,100	—

		358,681

CANADA — 3.6%
AGF Management, Cl B	15,195	88,413
ARC Resources	19,675	230,351
Aritzia *	2,794	129,550
Artis Real Estate Investment Trust ‡	16,934	161,777
Canaccord Genuity Group	9,244	110,335
Canfor *	14,631	332,240
CI Financial	5,233	97,064
Crescent Point Energy	15,771	101,560
Descartes Systems Group *	1,562	113,582
Finning International	12,374	344,814
Granite Real Estate Investment Trust ‡	1,076	81,627
Home Capital Group, Cl B *	2,522	71,428
Interfor	1,295	38,571
Magnet Forensics *	1,528	29,856
Methanex	1,194	54,292
North West	5,379	148,242
Pet Valu Holdings	2,093	50,770
Primaris REIT ‡	1	6
Richelieu Hardware	4,921	193,389
Stelco Holdings	1,694	49,003
True North Commercial Real Estate
Investment Trust ‡	28,006	159,210
Western Forest Products	51,234	81,375

		2,667,455

CHINA — 2.1%
Central China New Life	37,000	23,798
China BlueChemical	194,000	53,324
China Reinsurance Group, Cl H	844,000	82,634
China World Trade Center, Cl A	70,400	151,873
China Yongda Automobiles Services Holdings	28,500	36,764
Chlitina Holding	3,000	22,864
COFCO Joycome Foods	146,000	60,351
G-bits Network Technology Xiamen, Cl A	400	22,186
Guangdong Baolihua New Energy Stock, Cl A	37,000	30,055
JNBY Design	55,000	80,946
Kerry Logistics Network	155,023	388,028
NetDragon Websoft Holdings	36,000	91,019
Newborn Town *	46,000	24,518

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
S-Enjoy Service Group	58,000	$104,074
Shenzhen New Nanshan Holding Group, Cl A	60,100	38,394
Tongdao Liepin Group *	19,400	47,162
West China Cement	258,000	43,684
Yuexiu Property	187,600	191,024
Zhejiang Orient Gene Biotech, Cl A	1,276	43,638

		1,536,336

DENMARK — 1.1%
Chemometec	138	14,230
D	2,334	53,099
Dfds *	7,850	381,777
Jyske Bank	4,072	238,979
Per Aarsleff Holding	1,739	78,000
Ringkjoebing Landbobank	345	45,292

		811,377

EGYPT — 0.1%
Centamin	59,485	71,629

FINLAND — 0.7%
Kemira	2,079	30,444
Puuilo *	3,629	32,501
Tecnotree *	42,942	65,093
Tokmanni Group	4,455	92,978
Uponor	3,742	82,878
Valmet	6,451	244,965

		548,859

FRANCE — 5.5%
Biosynex	4,159	85,596
Eurobio Scientific *	2,437	57,092
Korian	5,299	115,802
Lagardere	3,469	94,337
LISI	20,333	637,197
Mercialys ‡	4,125	45,547
Rothschild	24,314	1,048,929
SCOR	6,848	233,051
Societe BIC	3,030	172,505
Sopra Steria Group	6,034	1,056,707
Sword Group	1,224	56,326
Technip Energies *	9,258	142,074
Television Francaise 1	5,294	50,405
Verallia	2,443	76,331
Vicat	1,454	60,131
Virbac	343	137,260

		4,069,290

COMMON STOCK — continued

	Shares	Value

GERMANY — 2.7%
Adesso	552	$113,688
Amadeus Fire	293	53,981
Aurubis	4,880	506,433
flatexDEGIRO *	13,520	259,398
Hornbach Baumarkt	970	51,899
Hornbach Holding & KGaA	706	107,445
Kloeckner	18,414	206,901
Koenig & Bauer	855	26,453
PATRIZIA	16,003	348,563
ProSiebenSat.1 Media	5,990	93,108
Sirius Real Estate	47,783	82,770
Wacker Chemie	1,024	148,950

		1,999,589

GREECE — 0.2%
National Bank of Greece *	33,472	131,842

HONG KONG — 0.4%
Perfect Medical Health Management	116,000	73,121
Truly International Holdings	114,000	46,305
Vitasoy International Holdings	108,000	211,299

		330,725

HUNGARY — 0.1%
Magyar Telekom Telecommunications	36,018	47,459

INDIA — 1.6%
Azure Power Global *	19,178	278,273
MakeMyTrip *	15,121	403,579
WNS Holdings ADR *	5,607	471,885

		1,153,737

INDONESIA — 0.7%
Astra Agro Lestari	34,100	23,601
First Pacific	284,000	109,528
Golden Agri-Resources	325,400	59,278
Industri Jamu Dan Farmasi Sido Muncul	647,300	41,944
Japfa Comfeed Indonesia	951,600	110,852
Link Net	243,100	74,746
Metrodata Electronics	741,000	34,891
Nickel Mines	43,433	44,387

		499,227

IRAQ — 0.1%
Gulf Keystone Petroleum	18,316	54,065

IRELAND — 0.2%
AerCap Holdings *	1,781	112,203

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

ISRAEL — 1.9%
AudioCodes	4,500	$133,290
AudioCodes	9,110	267,615
Bezeq The Israeli
Telecommunication *	59,866	102,483
Maytronics	6,492	138,455
Palram Industries 1990	2,746	42,066
Phoenix Holdings	15,324	182,036
Plus500	7,541	149,302
Radware *	5,067	170,403
ZIM Integrated Shipping Services .	2,865	191,153

		1,376,803

ITALY — 3.8%
Autogrill	123,140	930,849
Banco BPM	58,240	181,021
BPER Banca	56,818	119,870
Buzzi Unicem	4,628	96,366
De’ Longhi	23,986	824,275
Digital Bros	689	21,843
doValue *	56,896	490,354
Exprivia *	23,411	55,338
Hera	9,768	40,466
MFE-MediaForEurope, Cl A *	19,942	16,508
MFE-MediaForEurope, Cl B	19,942	25,364
Piaggio & C	15,161	48,434

		2,850,688

JAPAN — 24.7%
77 Bank	3,100	41,059
Advance Residence Investment ‡	196	575,795
Aichi Bank	3,000	125,903
Ain Holdings	8,800	451,995
Anritsu	18,700	256,889
Ariake Japan	8,900	472,378
Asics	36,200	705,849
Astena Holdings	8,000	27,008
Bell System24 Holdings	4,400	54,403
Belluna	3,200	20,191
Careerlink	7,100	100,586
Cawachi	4,300	86,568
Charm Care	18,400	183,831
Cosmo Energy Holdings	3,900	78,206
Credit Saison	15,600	174,578
Cresco	2,900	45,064
CTI Engineering	2,300	48,079
Daihen	1,700	60,989
Dainichiseika Color & Chemicals Manufacturing	2,000	39,465

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Daiseki	6,720	$269,143
DCM Holdings	10,800	102,605
Dear Life	8,200	37,530
DMG Mori	49,200	782,623
Earth	1,900	96,834
EJ Holdings	4,100	41,645
Exedy	9,000	132,547
FIDEA Holdings	2,300	27,964
Fuji Seal International	30,300	572,019
H.U. Group Holdings	4,600	116,726
Hakuto	2,800	62,450
Hanwa	7,000	193,930
Hokkaido Electric Power	36,900	160,346
Horiba	11,700	629,813
IDOM	4,000	23,114
Iino Kaiun Kaisha	9,400	44,277
INFRONEER Holdings	12,000	110,927
Internet Initiative Japan	27,400	908,549
ISB	4,100	32,678
Itfor	6,300	41,262
Itoham Yonekyu Holdings	24,200	142,144
Iwatani	10,000	472,716
JINUSHI	4,500	66,942
Joshin Denki	1,600	29,252
JSB	1,800	44,194
JSP	3,300	46,382
Juki	12,600	85,285
Juroku Financial Group	2,700	53,692
JVCKenwood	111,300	171,946
Kamei	2,900	25,289
Kawasaki Kisen Kaisha *	1,200	75,195
KFC Holdings Japan	1,900	47,626
Kintetsu World Express	4,900	121,858
Ki-Star Real Estate	500	30,694
Kobe Steel	13,800	65,578
Komeri	4,200	97,934
Kureha	1,500	112,318
KYB	1,700	44,500
Lawson	3,100	136,185
Lintec	20,500	477,813
Mabuchi Motor	18,500	583,198
Macnica Fuji Electronics Holdings .	7,200	159,407
Mimasu Semiconductor Industry	7,800	168,466
Mirai ‡	472	198,194
Mirait Holdings	2,200	36,576
Mitsubishi Logistics	3,000	72,684

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Mitsui Chemicals	1,900	$50,925
Mitsui-Soko Holdings	5,500	114,712
Nachi-Fujikoshi	1,100	41,153
Nafco	3,800	55,359
Nippon Electric Glass	6,000	150,340
Nippon Steel Trading	1,200	54,180
Nippon Suisan Kaisha	10,000	46,917
Nippon Systemware	2,100	36,773
Nipro	24,200	224,485
Nishi-Nippon Financial Holdings	12,300	87,333
Nishio Rent All	1,000	24,541
Nisshinbo Holdings	41,500	347,187
Ogaki Kyoritsu Bank	2,600	45,894
Oita Bank	1,700	28,462
Okamura	11,700	123,447
Onoken	2,900	41,483
OSG	20,100	354,807
Oyo	5,500	101,315
Pacific Metals	6,000	119,746
Prima Meat Packers	3,300	72,498
Restar Holdings	4,300	73,102
Ride On Express Holdings	3,800	50,219
Riken	1,000	22,769
Riken Vitamin	1,700	25,122
Rock Field	3,400	45,280
Sakai Chemical Industry	4,000	72,780
Sakata Seed	14,800	434,669
Sanei Architecture Planning	3,400	47,369
Sanyo Shokai	3,300	23,804
SCREEN Holdings	600	60,822
Sega Sammy Holdings	59,200	995,316
Seiren	19,600	370,934
Seven Bank	291,200	614,246
Shin Nippon Biomedical Laboratories	13,300	142,372
SKY Perfect JSAT Holdings	42,700	161,010
Star Asia Investment ‡	54	28,337
Star Mica Holdings	4,500	54,623
Starts	900	19,594
Starts Proceed Investment ‡	35	65,452
Starzen	1,700	30,060
Sumitomo Seika Chemicals	600	16,107
Taihei Dengyo Kaisha	2,500	59,033
Takaoka Toko	2,000	24,656
Takara Leben	25,500	69,618
Takara Leben Real Estate Investment ‡	68	68,597

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
THK	16,800	$419,696
Toagosei	5,900	58,367
Tokyotokeiba	3,700	135,969
Tosei	12,000	109,865
Toyo Seikan Group Holdings	9,400	114,292
Toyobo	8,300	93,282
Trans Genic	6,500	23,685
Transcosmos	1,700	43,307
Uchida Yoko	1,600	63,448
Unitika *	11,800	31,824
Xebio Holdings	2,700	21,198

		18,314,267

LUXEMBOURG — 1.8%
L’Occitane International	329,250	1,299,213

MALAYSIA — 0.5%
Bumi Armada *	1,089,500	145,052
Cahya Mata Sarawak	206,300	60,897
Frencken Group	98,300	120,715
Lotte Chemical Titan Holding	81,600	43,616

		370,280

MALTA — 0.3%
Kambi Group *	3,122	80,708
Kindred Group SDR	11,025	127,354

		208,062

MAURITIUS — 0.1%
Capital	67,806	87,751

MEXICO — 0.2%
Alfa, Cl A	233,600	169,128

NETHERLANDS — 0.6%
ASR Nederland	3,338	155,139
Boskalis Westminster	1,886	53,301
Eurocommercial Properties	4,151	100,536
Heijmans	1,731	27,859
Ordina	23,773	118,751
Signify	431	22,791

		478,377

NIGERIA — 0.3%
Airtel Africa	93,746	196,025

NORWAY — 2.3%
Aker Solutions *	60,199	157,040
Belships	47,965	72,507
BW Energy *	8,596	22,078
DNO	19,652	28,903

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

NORWAY — continued
FLEX LNG	2,248	$44,454
Hexagon Composites	99,700	307,508
Norway Royal Salmon	35,833	778,788
PhotoCure *	19,900	211,200
SpareBank 1 Nord Norge	6,120	77,060

		1,699,538

PHILIPPINES — 0.2%
DMCI Holdings	930,100	155,211

POLAND — 0.0%
Enea *	16,072	30,285

RUSSIA — 0.1%
Globaltrans Investment GDR	5,451	38,394
HeadHunter Group ADR	873	38,683

		77,077

SINGAPORE — 0.2%
Propnex	31,700	37,932
SPH REIT ‡	123,300	87,630

		125,562

SOUTH AFRICA — 0.6%
Astral Foods	3,529	38,554
Investec	44,659	250,616
Murray & Roberts Holdings	55,759	49,847
Omnia Holdings	6,255	24,941
Royal Bafokeng Platinum	8,707	93,038

		456,996

SOUTH KOREA — 2.6%
AfreecaTV *	800	103,206
Asia Paper Manufacturing *	655	26,124
DB HiTek *	3,338	213,740
DB Insurance *	2,287	114,233
DGB Financial Group *	7,147	55,092
DoubleUGames *	1,406	59,286
Global Standard Technology *	1,259	39,719
Hanwha General Insurance *	35,791	106,749
JB Financial Group *	17,331	117,355
Korea Gas *	8,831	258,413
Korea Real Estate Investment & Trust *	118,656	233,584
Korean Reinsurance *	3,153	26,839
Kyung Dong Navien *	1,391	56,577
LF *	5,258	69,120
Samsung Securities	939	31,455
SaraminHR *	1,428	46,324
SD Biosensor *	1,559	79,718

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
Seegene	844	$38,130
Seohee Construction	54,968	72,773
SK Chemicals *	1,190	126,807
Sunjin *	3,688	32,313

		1,907,557

SPAIN — 1.7%
Fluidra	7,050	223,934
Gestamp Automocion	17,015	76,386
Laboratorios Farmaceuticos Rovi	1,903	140,101
Melia Hotels International	106,627	805,482
Viscofan	561	34,028

		1,279,931

SWEDEN — 4.2%
AcadeMedia	3,886	22,315
Betsson, Cl B	16,050	89,739
BioGaia, Cl B	7,845	425,023
Byggmax Group	10,801	84,949
Calliditas Therapeutics, Cl B *	3,677	38,884
Coor Service Management Holding	6,780	57,385
Dometic Group	21,750	240,426
Ferronordic	2,628	75,467
Haldex	5,518	30,223
Intrum	4,616	138,660
Inwido	2,430	42,448
Lindab International	5,978	173,291
Loomis, Cl B	30,144	773,619
New Wave Group, Cl B	5,910	89,916
Nobina	16,322	189,260
Peab, Cl B	7,619	85,288
SSAB, Cl B	74,324	386,129
Thule Group	4,181	200,873

		3,143,895

SWITZERLAND — 3.6%
Bellevue Group	1,580	71,975
Bobst Group	728	61,505
Bucher Industries	1,077	492,435
Emmi	85	94,379
IWG	180,738	696,312
Landis+Gyr Group	7,628	502,987
Schweiter Technologies	347	458,304
Sensirion Holding *	657	80,240
Tecan Group	477	231,054

		2,689,191

TAIWAN — 2.9%
Advanced International Multitech .	9,000	26,317

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Anpec Electronics	11,000	$95,073
Asia Vital Components	60,000	204,498
Chicony Power Technology	31,000	88,702
China General Plastics	44,000	53,282
DA CIN Construction	78,000	92,626
E Ink Holdings	14,000	75,730
General Interface Solution Holding	12,000	41,806
Gigabyte Technology	7,000	35,715
Global Mixed Mode Technology	22,000	187,228
Global Unichip	5,000	87,010
Hung Ching Development & Construction	64,000	67,583
Kindom Development	69,000	88,763
Macronix International	51,000	77,183
Micro-Star International	22,000	121,292
Pegavision	5,000	72,736
Sitronix Technology	32,000	335,002
TA Chen Stainless Pipe	42,000	68,065
Taita Chemical	72,000	86,871
Taiwan Glass Industry	39,000	33,423
Taiwan Surface Mounting Technology	5,000	23,772
Tong Hsing Electronic Industries	7,000	68,489
TXC	11,000	37,263
Winbond Electronics	83,000	92,096

		2,160,525

THAILAND — 0.7%
AP Thailand NVDR	784,200	241,189
Forth	221,100	129,899
Mega Lifesciences NVDR	78,300	109,829
SC Asset NVDR	601,300	68,789

		549,706

TURKEY — 0.9%
Aksa Enerji Uretim, Cl B *	312,663	292,839
Haci Omer Sabanci Holding	226,658	258,065
Logo Yazilim Sanayi Ve Ticaret	13,836	41,884
Sok Marketler Ticaret	98,218	106,555

		699,343

UNITED KINGDOM — 13.2%
888 Holdings	8,645	29,705
Bank of Georgia Group	2,017	40,172
Biffa	271,021	1,244,525
Big Yellow Group ‡	7,794	156,423
Centrica	93,962	92,183
Clipper Logistics	83,498	767,000
Coats Group	467,046	406,723

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Computacenter	6,613	$238,010
Craneware	9,300	236,665
CVS Group	15,342	410,017
Firstgroup *	85,775	117,032
Future	4,868	207,693
Global Ship Lease, Cl A *	2,843	—
Greggs	4,161	150,806
Halfords Group	17,483	77,267
Howden Joinery Group	20,508	225,828
IMI	11,470	255,768
Investec	77,748	441,445
ITV	27,593	42,178
Jubilee Metals Group *	206,997	40,128
Kainos Group	3,936	79,929
Keller Group	3,197	36,351
Man Group	70,150	182,592
Mitie Group	44,760	35,998
Morgan Advanced Materials	13,783	58,617
Ninety One	18,356	64,758
OSB Group	103,669	768,098
Pagegroup	4,070	31,958
Pets at Home Group	8,778	50,903
Redde Northgate	10,639	55,656
Renewi *	5,525	49,542
Restaurant Group *	39,062	49,630
Rightmove	7,438	65,231
Royal Mail	34,431	206,366
Safestore Holdings ‡	44,929	777,555
Savills	72,735	1,315,892
Speedy Hire	40,760	31,226
Spirent Communications	5,485	18,142
Stagecoach Group	40,113	49,018
SThree	18,899	120,007
Supermarket Income Reit ‡	76,479	122,027
Tate & Lyle	11,256	107,176
TBC Bank Group	2,686	51,138
Team17 Group *	5,864	55,732
Vertu Motors	37,840	33,248
Virgin Money UK	38,814	99,684
Watches of Switzerland Group *	2,610	44,595

		9,740,637

UNITED STATES — 2.0%
BRP	1,464	121,616
Ormat Technologies	13,650	931,008
Ormat Technologies	600	40,896

Catholic Responsible Investments	International Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Samsonite International	193,500	$407,182

		1,500,702

Total Common Stock (Cost $68,544,971)		72,126,806

PREFERRED STOCK — 1.0%

	Shares	Value

GERMANY — 0.5%
Einhell Germany	223	$51,902
Schaeffler	29,663	218,599
STO & KGaA	315	78,926

		349,427

BRAZIL — 0.5%
Cia Energetica de Minas Gerais	79,200	197,030
Cia Paranaense de Energia	37,600	51,125
Unipar Carbocloro	5,500	97,975

		346,130

Total Preferred Stock (Cost $678,548)		695,557

SHORT-TERM INVESTMENT — 1.6%

	Face Amount	Value
Brown Brothers Harriman, 0.000% (a)	$1,208,358	$1,208,358

Total Short-Term Investments (Cost $1,208,358)		1,208,358

Total Investments in Securities — 100.0% (Cost $70,431,877)		$ 74,030,721

Percentages are based on Nest Assets of $74,037,119.

‡	Real Estate Investment Trust.
*	Non-income producing security.
(a)	The rate reported is the 7-day effective yield as of January, 31, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
SDR — Swedish Depositary Receipt

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,438,719	$—	$4,438,719
Austria	—	1,169,287	—	1,169,287
Belgium	—	559,576	—	559,576
Brazil	358,681	—	—	358,681
Canada	2,667,455	—	—	2,667,455
China	—	1,536,336	—	1,536,336
Denmark	—	811,377	—	811,377
Egypt	—	71,629	—	71,629
Finland	32,501	516,358	—	548,859
France	142,074	3,927,216	—	4,069,290
Germany	148,950	1,850,639	—	1,999,589
Greece	—	131,842	—	131,842
Hong Kong	—	330,725	—	330,725
Hungary	—	47,459	—	47,459
India	1,153,737	—	—	1,153,737
Indonesia	—	499,227	—	499,227
Iraq	—	54,065	—	54,065
Ireland	112,203	—	—	112,203
Israel	494,846	881,957	—	1,376,803
Italy	—	2,850,688	—	2,850,688
Japan	—	18,314,267	—	18,314,267
Luxembourg	—	1,299,213	—	1,299,213
Malaysia	—	370,280	—	370,280
Malta	—	208,062	—	208,062
Mauritius	—	87,751	—	87,751
Mexico	169,128	—	—	169,128
Netherlands	22,791	455,586	—	478,377
Nigeria	—	196,025	—	196,025
Norway	22,078	1,677,460	—	1,699,538
Philippines	—	155,211	—	155,211
Poland	—	30,285	—	30,285
Russia	38,683	38,394	—	77,077
Singapore	—	125,562	—	125,562
South Africa	—	456,996	—	456,996
South Korea	—	1,907,557	—	1,907,557
Spain	—	1,279,931	—	1,279,931
Sweden	22,315	3,121,580	—	3,143,895
Switzerland	—	2,689,191	—	2,689,191
Taiwan	—	2,160,525	—	2,160,525
Thailand	—	549,706	—	549,706
Turkey	—	699,343	—	699,343
United Kingdom	31,226	9,709,411	—	9,740,637
United States	162,512	1,338,190	—	1,500,702

Total Common Stock	5,579,180	66,547,626	—	72,126,806
Short-Term Investment	1,208,358	—	—	1,208,358
Preferred Stock
Brazil	346,130	—	—	346,130
Germany	—	349,427	—	349,427

Total Preferred Stock	346,130	349,427	—	695,557

Total Investments in Securities	$7,133,668	$66,897,053	$—	$74,030,721

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	Magnus 45/55 Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	2,679,858	$ 26,021,424
Catholic Responsible Investments Equity Index Fund†	2,117,242	20,960,699
Catholic Responsible Investments International Equity Fund†	823,604	8,153,682
Catholic Responsible Investments International Small-Cap Fund†	204,120	2,020,788
Catholic Responsible Investments Multi-Style US Equity Fund†	650,957	6,405,414
Catholic Responsible Investments Opportunistic Bond Fund†	1,328,231	13,069,790
Catholic Responsible Investments Short Duration Bond Fund†	1,327,513	13,142,381
Catholic Responsible Investments Small-Cap Fund†	414,230	4,009,745

		93,783,923

Total Exchange Traded Funds (Cost $83,471,878)		93,783,923

Total Investments in Securities — 100.0% (Cost $83,471,878)		$93,783,923

Percentages are based on Nest Assets of $93,827,371.

†	Investment in Affiliated Security.

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 45/55 Fund
January 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2022:

Security Description	Value 12/6/2021	Purchases at Cost/Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$ 25,835,811	$(14,916)	$ (289)	$ 200,818	$26,021,424	2,679,858	$72,457	$ —
Catholic Responsible Investments Equity Index Fund	—	15,118,281	(12,069)	(114)	5,854,601	20,960,699	2,117,242	15,851	—
Catholic Responsible Investments International Equity Fund	—	6,368,172	(4,882)	(213)	1,790,605	8,153,682	823,604	2,450	—
Catholic Responsible Investments International Small-Cap Fund	—	1,647,483	(1,220)	(70)	374,595	2,020,788	204,120	1,840	—
Catholic Responsible Investments Multi- Style US Equity Fund	—	5,864,883	(3,797)	(138)	544,466	6,405,414	650,957	1,623	—
Catholic Responsible Investments Opportunistic Bond Fund	—	12,598,693	(7,458)	(118)	478,673	13,069,790	1,328,231	29,782	—
Catholic Responsible Investments Short Duration Bond Fund	—	13,322,904	(7,458)	(105)	(172,960)	13,142,381	1,327,513	23,788	—
Catholic Responsible Investments Small-Cap Fund	—	2,771,098	(2,441)	(159)	1,241,247	4,009,745	414,230	5,475	—

Totals	$ —	$ 83,527,325	$(54,241)	$ (1,206)	$ 10,312,045	$93,783,923		$153,266	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0100

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	23,521,939	$ 228,398,026
Catholic Responsible Investments Equity Index Fund†	19,246,587	190,541,213
Catholic Responsible Investments International Equity Fund†	13,742,070	136,046,489
Catholic Responsible Investments International Small-Cap Fund†	3,491,330	34,564,162
Catholic Responsible Investments Multi-Style US Equity Fund†	29,777,185	293,007,504
Catholic Responsible Investments Opportunistic Bond Fund†	11,566,833	113,817,639
Catholic Responsible Investments Short Duration Bond Fund†	11,461,495	113,468,801
Catholic Responsible Investments Small-Cap Fund†	6,898,118	66,773,778

		1,176,617,612

Total Exchange Traded Funds (Cost $1,008,553,857)		1,176,617,612

Total Investments in Securities — 100.0% (Cost $1,008,553,857)		$1,176,617,612

Percentages are based on Nest Assets of $1,176,787,343.

†	Investment in Affiliated Security.

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund
January 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2022:

Security Description	Value 12/6/2021	Purchases at Cost/ Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$221,532,110	$ (608,231)	$(11,397)	$ 7,485,544	$ 228,398,026	23,521,939	$ 647,694	$ —
Catholic Responsible Investments Equity Index Fund	—	126,709,993	(456,207)	(1,398)	64,288,825	190,541,213	19,246,587	149,945	—
Catholic Responsible Investments International Equity Fund	—	97,534,421	(364,940)	(12,750)	38,889,758	136,046,489	13,742,070	42,567	—
Catholic Responsible Investments International Small-Cap Fund	—	29,160,447	(91,235)	(4,792)	5,499,742	34,564,162	3,491,330	32,773	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	267,101,167	(729,860)	(17,521)	26,653,718	293,007,504	29,777,185	77,365	—
Catholic Responsible Investments Opportunistic Bond Fund	—	107,785,431	(304,116)	(4,741)	6,341,065	113,817,639	11,566,833	264,363	—
Catholic Responsible Investments Short Duration Bond Fund	—	114,777,897	(304,111)	(4,451)	(1,000,534)	113,468,801	11,461,495	209,408	—
Catholic Responsible Investments Small-Cap Fund	—	47,057,904	(182,462)	(7,301)	19,905,637	66,773,778	6,898,118	95,020	—

Totals	$ —	$1,011,659,370	$ (3,041,162)	$(64,351)	$ 168,063,755	$ 1,176,617,612		$1,519,133	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0100

Catholic Responsible Investments	Magnus 60/40 Beta Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	7,244,574	$ 70,344,811
Catholic Responsible Investments Equity Index Fund†	13,792,590	136,546,642
Catholic Responsible Investments International Equity Fund†	4,079,941	40,391,411
Catholic Responsible Investments International Small-Cap Fund†	1,010,822	10,007,137
Catholic Responsible Investments Opportunistic Bond Fund†	3,591,555	35,340,901
Catholic Responsible Investments Short Duration Bond Fund†	3,589,754	35,538,563
Catholic Responsible Investments Small-Cap Fund†	2,050,107	19,845,039

		348,014,504

Total Exchange Traded Funds (Cost $285,779,546)		348,014,504

Total Investments in Securities — 100.0% (Cost $285,779,546)		$348,014,504

Percentages are based on Nest Assets of $347,907,092.

†	Investment in Affiliated Security.

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 60/40 Beta Fund
January 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2022:

Security Description	Value 12/6/2021	Purchases at Cost/ Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$69,417,180	$ (338,309)	$ (8,057)	$ 1,273,997	$70,344,811	7,244,574	$199,119	$ —
Catholic Responsible Investments Equity Index Fund	—	94,841,133	(659,703)	(2,002)	42,367,214	136,546,642	13,792,590	107,124	—
Catholic Responsible Investments International Equity Fund	—	30,429,681	(202,986)	(7,805)	10,172,521	40,391,411	4,079,941	12,599	—
Catholic Responsible Investments International Small-Cap Fund	—	8,396,729	(50,746)	(2,204)	1,663,358	10,007,137	1,010,822	9,459	—
Catholic Responsible Investments Opportunistic Bond Fund	—	34,111,551	(169,155)	(3,032)	1,401,537	35,340,901	3,591,555	81,933	—
Catholic Responsible Investments Short Duration Bond Fund	—	36,113,596	(169,155)	(2,631)	(403,247)	35,538,563	3,589,754	65,464	—
Catholic Responsible Investments Small-Cap Fund	—	14,192,015	(101,493)	(5,061)	5,759,578	19,845,039	2,050,107	28,150	—

Totals	$—	$287,501,885	$(1,691,547)	$(30,792)	$ 62,234,958	$348,014,504		$503,849	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0100

Catholic Responsible Investments	Magnus 75/25 Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,262,852	$ 31,682,293
Catholic Responsible Investments Equity Index Fund†	8,746,900	86,594,313
Catholic Responsible Investments International Equity Fund†	3,683,337	36,465,035
Catholic Responsible Investments International Small-Cap Fund†	909,966	9,008,664
Catholic Responsible Investments Multi-Style US Equity Fund†	3,709,336	36,499,865
Catholic Responsible Investments Opportunistic Bond Fund†	1,612,013	15,862,209
Catholic Responsible Investments Short Duration Bond Fund†	1,609,468	15,933,735
Catholic Responsible Investments Small-Cap Fund†	1,873,712	18,137,537

		250,183,651

Total Exchange Traded Funds (Cost $202,875,835)		250,183,651

Total Investments in Securities — 100.0% (Cost $202,875,835)		$250,183,651

Percentages are based on Nest Assets of $250,229,181.

†	Investment in Affiliated Security.

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 75/25 Fund
January 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2022:

Security Description	Value 12/6/2021	Purchases at Cost/Conversion	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$ 38,042,496	$(6,492,463)	$(93,982)	$ 226,242	$31,682,293	3,262,852	$94,087	$ —
Catholic Responsible Investments Equity Index Fund	—	76,149,497	(17,529,649)	1,630,811	26,343,654	86,594,313	8,746,900	74,813	—
Catholic Responsible Investments International Equity Fund	—	35,002,440	(7,790,955)	22,841	9,230,709	36,465,035	3,683,337	12,576	—
Catholic Responsible Investments International Small- Cap Fund	—	9,242,796	(1,947,739)	(12,928)	1,726,535	9,008,664	909,966	9,422	—
Catholic Responsible Investments Multi- Style US Equity Fund	—	40,279,375	(7,790,955)	460,977	3,550,468	36,499,865	3,709,336	10,629	—
Catholic Responsible Investments Opportunistic Bond Fund	—	18,560,011	(3,246,231)	(34,831)	583,260	15,862,209	1,612,013	38,669	—
Catholic Responsible Investments Short Duration Bond Fund	—	19,447,876	(3,246,231)	(46,952)	(220,958)	15,933,735	1,609,468	30,888	—
Catholic Responsible Investments Small- Cap Fund	—	16,048,260	(3,895,478)	116,849	5,867,906	18,137,537	1,873,712	28,406	—

Totals	$ —	$ 252,772,751	$(51,939,701)	$2,042,785	$47,307,816	$250,183,651		$299,490	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0100

Catholic Responsible Investments	Multi-Style US Equity Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value

COMMUNICATION SERVICES — 11.2%
Alphabet, Cl A *	1,200	$ 3,247,284
Alphabet, Cl C *	12,747	34,594,975
Charter Communications, Cl A *	10,000	5,933,400
Comcast, Cl A	155,000	7,748,450
DISH Network, Cl A *	74,000	2,323,600
Fox	66,500	2,700,565
Fox	52,000	1,933,360
Match Group *	9,758	1,099,727
Meta Platforms, Cl A *	54,001	16,916,353
News	28,000	622,720
T-Mobile US *	29,000	3,136,930
ZoomInfo Technologies, Cl A *	118,716	6,275,328

		86,532,692

CONSUMER DISCRETIONARY — 7.1%
Airbnb, Cl A *	34,938	5,379,404
Amazon.com *	7,017	20,991,145
Booking Holdings *	1,200	2,947,356
Chegg *	30,013	794,444
Gap	62,800	1,134,796
Hilton Worldwide Holdings *	8,456	1,227,050
Honda Motor ADR	81,000	2,393,550
Lululemon Athletica *	12,255	4,090,229
NIKE, Cl B	45,242	6,698,983
Qurate Retail	110,000	773,300
Rivian Automotive, Cl A *	11,452	752,854
Starbucks	27,496	2,703,407
Tesla *	2,462	2,306,205
Volkswagen ADR	82,857	1,712,654
Wingstop	5,676	869,847

		54,775,224

CONSUMER STAPLES — 2.0%
Anheuser-Busch InBev ADR	18,500	1,166,795
Constellation Brands, Cl A	26,587	6,321,059
Freshpet *	7,584	705,540
Molson Coors Beverage, Cl B	53,500	2,549,810
PepsiCo	28,325	4,914,954

		15,658,158

ENERGY — 3.3%
ConocoPhillips	47,000	4,165,140
Halliburton	30,000	922,200
Hess	35,000	3,230,150
Occidental Petroleum	200,000	7,534,000
Schlumberger	124,000	4,844,680
Williams	155,000	4,640,700

		25,336,870

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 17.4%
Aegon	207,529	$ 1,176,690
American Express	37,465	6,736,956
Bank of America	80,000	3,691,200
Bank of New York Mellon	113,000	6,696,380
Berkshire Hathaway, Cl B *	44,426	13,906,227
Brighthouse Financial *	15,418	839,510
Capital One Financial	62,000	9,097,260
Charles Schwab	243,802	21,381,435
First Republic Bank	48,902	8,488,898
Goldman Sachs Group	14,000	4,965,520
Hamilton Lane, Cl A	12,642	1,143,595
Lincoln National	10,000	699,800
Markel *	7,397	9,118,578
MarketAxess Holdings	9,821	3,383,138
Marsh & McLennan	14,045	2,157,874
MetLife	117,000	7,846,020
Moody’s	23,636	8,107,148
S&P Global	7,328	3,042,732
State Street	40,000	3,780,000
Truist Financial	34,000	2,135,880
UBS Group	33,200	619,844
US Bancorp	72,305	4,207,428
Wells Fargo	220,000	11,836,000

		135,058,113

HEALTH CARE — 7.2%
ABIOMED *	1,730	511,855
Align Technology *	1,344	665,226
Alnylam Pharmaceuticals *	18,500	2,545,600
Anthem	9,325	4,112,232
BioMarin Pharmaceutical *	35,000	3,102,050
Boston Scientific *	75,616	3,243,926
Cigna	44,000	10,140,240
CVS Health	50,000	5,325,500
Elanco Animal Health *	62,000	1,614,480
ICON *	7,459	1,982,006
Incyte *	35,000	2,601,550
Medtronic	96,539	9,990,821
Mettler-Toledo International *	4,645	6,840,599
Omnicell *	9,389	1,409,664
Seagen *	10,423	1,401,998

		55,487,747

INDUSTRIALS — 8.4%
AMETEK	43,154	5,902,173
Carrier Global	60,500	2,884,640
FedEx	30,000	7,375,800
Fortive	72,739	5,131,009

Catholic Responsible Investments	Multi-Style US Equity Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Fortune Brands Home & Security .	13,510	$ 1,272,237
GXO Logistics *	74,880	6,081,005
Hexcel	16,957	884,647
IHS Markit	14,992	1,750,916
Johnson Controls International	120,000	8,720,400
Legalzoom.com *	111	1,763
Mercury Systems *	15,532	884,081
Otis Worldwide	17,000	1,452,310
Roper Technologies	10,732	4,691,601
TransDigm Group *	15,070	9,285,983
TransUnion	70,901	7,311,311
Uber Technologies *	47,001	1,757,837

		65,387,713

INFORMATION TECHNOLOGY — 35.6%
Adobe *	25,761	13,764,102
Advanced Micro Devices *	67,719	7,736,896
Affirm Holdings, Cl A *	1,064	68,171
Amphenol, Cl A	66,656	5,305,151
Apple	191,946	33,548,322
Autodesk *	13,979	3,491,814
Avalara *	42,214	4,627,499
Block, Cl A *	18,110	2,214,672
CDW	7,828	1,479,883
Ceridian HCM Holding *	47,471	3,599,251
Cisco Systems	90,000	5,010,300
Cognizant Technology Solutions, Cl A	57,000	4,868,940
Dell Technologies, Cl C *	69,600	3,953,976
Fidelity National Information Services	49,332	5,915,893
Fiserv *	65,000	6,870,500
FleetCor Technologies *	19,742	4,703,729
Gartner *	5,850	1,719,257
Global Payments	35,754	5,358,810
HashiCorp, Cl A	1,655	109,875
Hewlett Packard Enterprise	225,000	3,674,250
HP	215,600	7,918,988
II-VI *	4,635	293,859
Intuit	19,567	10,864,185
Juniper Networks	84,500	2,942,290
KLA	2,415	940,087
Mastercard, Cl A	18,605	7,188,600
Micro Focus International ADR	62,400	380,016
Microchip Technology	255,415	19,789,554
Microsoft	135,530	42,147,120
NVIDIA	24,433	5,982,664

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Palo Alto Networks *	1,995	$ 1,032,213
PayPal Holdings *	12,268	2,109,360
Qualtrics International, Cl A *	1,203	35,212
salesforce.com *	50,865	11,832,725
SAP ADR	37,595	4,707,270
ServiceNow *	6,579	3,853,847
Shift4 Payments, Cl A *	20,303	1,070,374
Synaptics *	4,461	938,371
TE Connectivity	25,500	3,646,755
UiPath, Cl A *	79,163	2,891,824
Varonis Systems, Cl B *	26,833	999,798
Visa, Cl A	47,730	10,795,094
VMware, Cl A	49,945	6,416,934
Vontier	199,481	5,607,411
Workday, Cl A *	15,408	3,898,378

		276,304,220

MATERIALS — 2.4%
Air Products and Chemicals	28,857	8,141,137
Celanese, Cl A	14,000	2,179,940
Ecolab	16,674	3,158,889
Linde	16,190	5,159,429
LyondellBasell Industries, Cl A	3,400	328,882

		18,968,277

REAL ESTATE — 1.3%
American Tower ‡	33,079	8,319,368
Equinix ‡	2,302	1,668,720

		9,988,088

Total Common Stock (Cost $676,899,857)		743,497,102

WARRANTS — 0.0%

	Number Of Warrants
Occidental Petroleum, Expires 08/06/27	18,875	$347,677

Total Warrants (Cost $244,620)		347,677

SHORT-TERM INVESTMENT — 2.0%

	Face Amount	Value
Brown Brothers Harriman, 0.000% (a) (Cost $15,384,796)	$15,384,796	$15,384,796

Total Short-Term Investments (Cost $15,384,796)		15,384,796

Total Investments in Securities — 97.9% (Cost $692,529,273)		$759,229,575

Catholic Responsible Investments	Multi-Style US Equity Fund
January 31, 2022
(Unaudited)

Percentages are based on Nest Assets of $775,529,689

*	Non-income producing security.
‡	Real Estate Investment Trust.
(a)	The rate reported is the 7-day effective yield as of January, 31, 2022.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 38.5%

	Face Amount	Value

COMMUNICATION SERVICES — 2.7%
CCO Holdings
5.000%, 02/01/28(A)	$ 1,500,000	$ 1,515,000
CommScope
6.000%, 03/01/26(A)	1,060,000	1,073,505
Crown Castle Towers
3.663%, 05/15/25(A)	2,450,000	2,520,267
Gray Escrow II
5.375%, 11/15/31(A)	1,500,000	1,478,025
Lumen Technologies
5.125%, 12/15/26(A)	750,000	755,033
Nexstar Media
5.625%, 07/15/27(A)	1,500,000	1,537,500
Sprint Spectrum
5.152%, 03/20/28(A)	1,465,000	1,596,850
Time Warner Entertainment
8.375%, 03/15/23	1,500,000	1,612,004
T-Mobile USA
3.750%, 04/15/27	1,500,000	1,576,147

		13,664,331

CONSUMER DISCRETIONARY — 3.7%
Block Financial
2.500%, 07/15/28	1,750,000	1,703,226
Elanco Animal Health
5.900%, 08/28/28	795,000	862,575
General Motors Financial
4.300%, 07/13/25	1,577,000	1,666,248
Hilton Domestic Operating
3.750%, 05/01/29(A)	1,500,000	1,443,750
Howard University
2.416%, 10/01/24	1,250,000	1,257,909
Lennar
5.250%, 06/01/26	1,500,000	1,657,500
Marriott International
4.650%, 12/01/28	1,500,000	1,629,474
Mattel
3.375%, 04/01/26(A)	1,500,000	1,493,625
Mileage Plus Holdings
6.500%, 06/20/27(A)	2,000,000	2,125,000
Prime Security Services Borrower
3.375%, 08/31/27(A)	2,000,000	1,855,000
US Foods
6.250%, 04/15/25(A)	1,500,000	1,550,490
XLIT
4.450%, 03/31/25	1,400,000	1,500,816

		18,745,613

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — 3.8%
Albertsons
5.875%, 02/15/28(A)	$ 1,600,000	$ 1,668,144
Barry Callebaut Services
5.500%, 06/15/23(A)	2,000,000	2,107,716
CVS Pass-Through Trust
6.036%, 12/10/28	1,794,711	1,985,719
Darling Ingredients
5.250%, 04/15/27(A)	1,000,000	1,020,000
Delta Air Lines
4.750%, 10/20/28(A)	1,685,000	1,798,056
Ethiopian Leasing 2012
2.566%, 08/14/26	797,726	816,767
Ferrellgas
5.375%, 04/01/26(A)	2,000,000	1,895,000
General Motors Financial
5.100%, 01/17/24	1,080,000	1,145,039
1.250%, VAR U.S. SOFR + 1.200%, 11/17/23	1,765,000	1,784,111
Kraft Heinz Foods
3.000%, 06/01/26	1,388,000	1,401,968
Pilgrim’s Pride
5.875%, 09/30/27(A)	1,000,000	1,044,103
Williams Scotsman International
4.625%, 08/15/28(A)	1,800,000	1,815,750
YMCA of Greater New York
2.303%, 08/01/26	1,000,000	976,816

		19,459,189

ENERGY — 2.8%
Cheniere Energy
4.625%, 10/15/28	140,000	142,100
Cheniere Energy Partners
4.500%, 10/01/29	1,750,000	1,788,885
Continental Resources
3.800%, 06/01/24	980,000	1,005,127
2.268%, 11/15/26(A)	500,000	483,478
Marathon Oil
6.600%, 10/01/37	2,315,000	2,991,392
Occidental Petroleum
3.500%, 08/15/29	1,645,000	1,620,325
Petroleos Mexicanos
7.690%, 01/23/50	1,085,000	1,004,526
6.840%, 01/23/30	2,770,000	2,825,677
Southwestern Energy
5.375%, 03/15/30	1,500,000	1,537,050
Sunoco
4.500%, 05/15/29	1,000,000	978,970

		14,377,530

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — 16.7%
AerCap Ireland Capital DAC
3.000%, 10/29/28	$ 500,000	$ 489,532
Ahold Lease Series 2001-A-2 Pass Through Trust
8.620%, 01/02/25	161,001	180,320
Allianz
3.200%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.165%(A)(B)	1,600,000	1,478,000
American Tower Trust #1
3.652%, 03/23/28(A)	2,125,000	2,188,151
Athene Global Funding
2.500%, 03/24/28(A)	1,750,000	1,717,174
0.750%, VAR U.S. SOFR + 0.700%, 05/24/24(A)	2,060,000	2,063,446
Banco Santander
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.753%(B)	2,000,000	1,922,000
Bank of America MTN
3.559%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/23/27	1,750,000	1,830,614
Bank of Montreal MTN
0.730%, VAR SOFRINDX + 0.680%, 03/10/23	2,235,000	2,244,946
Bank of New Zealand
2.000%, 02/21/25(A)	2,500,000	2,505,784
Bank of Nova Scotia
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.613%, 10/27/81	1,000,000	921,409
0.599%, VAR SOFRINDX + 0.550%, 09/15/23	2,530,000	2,538,374
Banque Federative du Credit Mutuel
1.604%, 10/04/26(A)	2,000,000	1,940,648
Barclays
7.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.772%(B)	1,000,000	1,005,602
BGC Partners
4.375%, 12/15/25	1,750,000	1,852,381
Blue Owl Finance
3.125%, 06/10/31(A)	845,000	790,872
BNP Paribas
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(A)(B)	1,250,000	1,199,975

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Canadian Imperial Bank of Commerce
0.850%, VAR U.S. SOFR + 0.800%, 03/17/23	$ 1,805,000	$ 1,815,555
Cantor Fitzgerald
6.500%, 06/17/22(A)	1,050,000	1,071,573
4.875%, 05/01/24(A)	1,140,000	1,202,459
Capital One Financial
0.740%, VAR U.S. SOFR + 0.690%, 12/06/24	2,320,000	2,318,008
CES MU2
2.166%, 12/16/26	1,087,169	1,098,354
Citigroup
3.106%, VAR U.S. SOFR + 2.842%, 04/08/26	1,000,000	1,025,824
Cloverie for Zurich Insurance MTN
5.625%, VAR ICE LIBOR USD 3 Month + 4.918%, 06/24/46	1,550,000	1,697,250
Commonwealth Bank of Australia
0.450%, VAR U.S. SOFR + 0.400%, 07/07/25(A)	2,700,000	2,701,214
Credit Agricole MTN
1.907%, VAR U.S. SOFR + 1.676%, 06/16/26(A)	1,000,000	987,177
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28	1,650,000	1,676,398
DY9 Leasing
2.372%, 03/19/27	1,561,817	1,587,013
Equitable Financial Life Global Funding
1.400%, 07/07/25(A)	1,000,000	974,990
Federation des Caisses Desjardins du Quebec
2.050%, 02/10/25(A)	1,500,000	1,495,023
Fort Benning Family Communities
0.453%, VAR ICE LIBOR USD 1 Month + 0.350%, 01/15/36(A)	978,200	777,689
GA Global Funding Trust
1.625%, 01/15/26(A)	1,000,000	970,594
1.000%, 04/08/24(A)	1,000,000	978,536
Goldman Sachs Group
4.250%, 10/21/25	1,750,000	1,869,671
3.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.915%(B)	2,000,000	1,902,500

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Golub Capital BDC
2.500%, 08/24/26	$ 960,000	$ 924,640
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month + 1.348%, 09/12/26	1,750,000	1,856,043
Jefferies Finance
5.000%, 08/15/28(A)	875,000	859,688
John Hancock Life Insurance
7.375%, 02/15/24(A)	1,500,000	1,661,970
JPMorgan Chase
3.875%, 09/10/24	2,000,000	2,102,852
Kansas City Southern
3.850%, 11/15/23	435,000	446,802
Liberty Mutual Insurance
7.875%, 10/15/26(A)	1,250,000	1,528,937
Metropolitan Life Global Funding I MTN
0.620%, VAR U.S. SOFR + 0.570%, 01/13/23(A)	1,235,000	1,239,163
Morgan Stanley MTN
5.000%, 11/24/25	1,750,000	1,918,428
MSCI
3.250%, 08/15/33(A)	950,000	890,939
NatWest Group
6.000%, 12/19/23	1,500,000	1,610,244
Owl Rock Capital
2.625%, 01/15/27	2,580,000	2,470,576
Pershing Road Development
0.571%, VAR ICE LIBOR USD 3 Month + 0.400%, 09/01/26(A)	922,702	885,794
Prudential Financial
5.700%, VAR ICE LIBOR USD 3 Month + 2.665%, 09/15/48	2,115,000	2,306,071
Prudential Insurance of America
8.300%, 07/01/25(A)	800,000	948,199
Reliance Standard Life Global Funding II
2.500%, 10/30/24(A)	1,000,000	1,012,336
SBA Tower Trust
2.836%, 01/15/25(A)	2,250,000	2,292,428
Societe Generale
5.000%, 01/17/24(A)	1,500,000	1,575,571
Swiss Re Treasury US
2.875%, 12/06/22(A)	1,725,000	1,750,966
Truist Bank
2.636%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.150%, 09/17/29	2,000,000	2,033,418

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
TTX MTN
3.600%, 01/15/25(A)	$ 700,000	$ 734,720
UBS Group
1.494%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/27(A)	950,000	905,208
Ulani MSN 35940
2.227%, 05/16/25	357,292	361,270

		85,335,319

INDUSTRIALS — 4.7%
American Airlines Class A Pass Through Trust, Cl A
4.950%, 01/15/23	2,708,309	2,721,716
Carlisle
3.750%, 11/15/22	1,000,000	1,014,563
Caterpillar Financial Services MTN
0.200%, VAR U.S. SOFR + 0.150%, 11/17/22	1,590,000	1,590,650
Clean Harbors
5.125%, 07/15/29(A)	1,500,000	1,564,050
Delta Air Lines
4.500%, 10/20/25(A)	1,500,000	1,556,593
IHS Markit
5.000%, 11/01/22(A)	1,500,000	1,524,495
JetBlue 2020-1 Class B Pass Through Trust
7.750%, 11/15/28	1,565,616	1,798,740
Lennox International
3.000%, 11/15/23	1,500,000	1,529,693
Protective Life Global Funding
1.170%, 07/15/25	1,425,000	1,386,438
Sensata Technologies
3.750%, 02/15/31(A)	1,475,000	1,386,028
Southwest Airlines
5.250%, 05/04/25	1,500,000	1,636,843
Spirit Airlines Pass Through Trust 2017-1A
3.650%, 02/15/30	1,053,858	1,019,190
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	317,336	350,199
United Rentals North America
4.875%, 01/15/28	1,000,000	1,027,565
3.875%, 02/15/31	500,000	485,000
Vessel Management Services
5.125%, 04/16/35	1,125,000	1,299,961
Weir Group
2.200%, 05/13/26(A)	1,000,000	973,367

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Westinghouse Air Brake Technologies
3.200%, 06/15/25	$ 1,075,000	$ 1,101,027

		23,966,118

INFORMATION TECHNOLOGY — 2.2%
Dell International
6.020%, 06/15/26	2,110,000	2,394,072
Diebold Nixdorf
9.375%, 07/15/25(A)	1,500,000	1,575,570
Hewlett Packard Enterprise
1.750%, 04/01/26	1,500,000	1,464,650
Infor
1.750%, 07/15/25(A)	1,000,000	975,581
Kyndryl Holdings
2.050%, 10/15/26(A)	1,000,000	955,844
Qorvo
4.375%, 10/15/29	1,500,000	1,549,955
TD SYNNEX
1.250%, 08/09/24(A)	1,000,000	977,570
VMware
4.500%, 05/15/25	1,400,000	1,498,818

		11,392,060

MATERIALS — 1.5%
Berry Global
4.875%, 07/15/26(A)	1,500,000	1,535,625
CF Industries
3.450%, 06/01/23	1,500,000	1,532,670
Dow Chemical
7.375%, 03/01/23	600,000	635,525
International Flavors & Fragrances
1.832%, 10/15/27(A)	1,500,000	1,433,112
Vulcan Materials
4.500%, 04/01/25	1,215,000	1,300,613
WestRock RKT
4.000%, 03/01/23	1,175,000	1,199,684

		7,637,229

UTILITIES — 0.4%
NRG Energy
3.875%, 02/15/32(A)	2,000,000	1,870,000

Total Corporate Obligations (Cost $198,511,593)		196,447,389

U.S. TREASURY OBLIGATIONS — 24.3%

	Face Amount	Value
U.S. Treasury Bond
2.000%, 08/15/51	$ 2,840,000	$ 2,777,431

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.875%, 11/15/51	$ 4,370,000	$ 4,154,231
U.S. Treasury Inflation Indexed Bonds
0.500%, 04/15/24	4,000,000	4,650,291
U.S. Treasury Note
2.500%, 01/31/25	2,440,000	2,520,444
2.375%, 08/15/24	23,350,000	23,982,092
1.750%, 12/31/24	8,000,000	8,087,813
1.625%, 10/31/23	1,500,000	1,513,652
1.125%, 02/28/25	600,000	595,148
0.295%, VAR US Treasury 3 Month Bill Money Market Yield + 0.055%, 07/31/22	4,150,000	4,152,192
0.295%, VAR US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/22	17,700,000	17,713,604
0.289%, VAR US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/23	32,390,000	32,419,560
0.275%, VAR US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23	4,220,000	4,225,495
0.274%, VAR US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23	3,190,000	3,193,110
0.269%, VAR US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/23	4,015,000	4,018,951
0.250%, 04/15/23	10,250,000	10,173,926

Total U.S. Treasury Obligations (Cost $125,059,988)		124,177,940

ASSET-BACKED SECURITIES — 20.9%

	Face Amount	Value

Automotive — 2.4%
Americredit Automobile Receivables Trust, Ser 2019-2, Cl A3
2.280%, 01/18/24	$ 386,531	$ 387,159
Carvana Auto Receivables Trust, Ser 2019-3A, Cl C
2.710%, 10/15/24 (A)	1,500,000	1,509,212
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	1,000,000	987,958
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (A)	1,175,000	1,187,851
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl C
2.560%, 07/22/24	2,260,000	2,292,291

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GTE Auto Receivables Trust, Ser 2019-1, Cl A3
2.390%, 08/15/24 (A)	$ 731,985	$ 735,236
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (A)	1,000,000	996,121
Hertz Vehicle Financing, Ser 2021- 1A, Cl B
1.560%, 12/26/25 (A)	1,500,000	1,477,599
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl C
1.440%, 04/15/27 (A)	2,750,000	2,712,407

		12,285,834

Other Asset-Backed Securities — 18.5%
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	619,579	624,309
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/46 (A)	878,743	863,315
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	2,000,000	1,957,487
Bellemeade Re, Ser 2021-2A, Cl M1B
1.550%, VAR SOFR30A + 1.500%, 06/25/31 (A)	1,500,000	1,497,207
Blackrock Rainier CLO VI, Ser 2021-6A, Cl A
1.954%, VAR ICE LIBOR USD 3 Month + 1.700%, 04/20/33 (A)	1,500,000	1,499,621
Business Jet Securities, Ser 2021- 1A, Cl A
2.162%, 04/15/36 (A)	1,199,531	1,168,096
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
1.206%, VAR ICE LIBOR USD 1 Month + 1.100%, 09/15/36 (A)	1,250,000	1,237,470
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (A)	1,500,000	—
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/54	1,750,000	1,862,754
CIM Retail Portfolio Trust, Ser 2021-RETL, Cl B
2.007%, VAR ICE LIBOR USD 1 Month + 1.900%, 08/15/36 (A)	1,000,000	989,974
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/47	750,000	780,362

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	$ 1,730,500	$ 1,693,629
COMM Mortgage Trust, Ser 2020- CBM, Cl A2
2.896%, 02/10/37 (A)	600,000	602,745
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (A)	1,142,925	1,128,576
CoreVest American Finance Trust, Ser 2020-3, Cl A
1.358%, 08/15/53 (A)	710,843	687,124
Corevest American Finance Trust, Ser 2020-4, Cl A
1.174%, 12/15/52 (A)	544,902	526,392
CSMC Trust, Ser 2017-MOON, Cl A
3.197%, 07/10/34 (A)	1,500,000	1,504,527
DBCG Mortgage Trust, Ser 2017- BBG, Cl A
0.806%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/34 (A)	1,229,614	1,225,910
EDvestinU Private Education Loan Issue No. 1, Ser 2019-A, Cl A
3.580%, 11/25/38 (A)	935,254	948,941
EDvestinU Private Education Loan Issue No. 3, Ser 2021-A, Cl A
1.800%, 11/25/45 (A)	618,339	600,110
Extended Stay America Trust, Ser 2021-ESH, Cl B
1.487%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)	447,247	446,978
FirstKey HomesTrust, Ser 2020- SFR2, Cl A
1.266%, 10/19/37 (A)	997,155	962,480
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl A
1.056%, VAR ICE LIBOR USD 1 Month + 0.950%, 10/15/36 (A)	2,000,000	1,998,764
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (A)	1,750,000	1,758,504
GS Mortgage Securities II, Ser 2013-GC10, Cl A4
2.681%, 02/10/46	1,789,673	1,801,900
GS Mortgage Securities Trust, Ser 2013-GC12, Cl A3
2.860%, 06/10/46	870,000	878,831
Guggenheim MM CLO, Ser 2021- 3A, Cl A
1.761%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/21/34 (A)	2,000,000	1,998,520

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (A)	$ 1,368,125	$ 1,332,866
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.798%, 03/25/36 (C)	41,300	12,039
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/51 (A)	1,000,000	981,448
HPLY Trust, Ser 2019-HIT, Cl B
1.456%, VAR ICE LIBOR USD 1 Month + 1.350%, 11/15/36 (A)	1,184,953	1,179,012
Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/51 (A)	1,695,750	1,659,049
ITE Rail Fund Levered, Ser 2021- 1A, Cl A
2.250%, 02/28/51 (A)	1,199,739	1,176,627
ITE Rail Fund Levered, Ser 2021- 3A, Cl A
2.210%, 06/28/51 (A)	2,441,359	2,399,730
Jersey Mike’s Funding, Ser 2019- 1A, Cl A2
4.433%, 02/15/50 (A)	1,650,000	1,712,616
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/45	352,982	353,418
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl B
3.674%, 12/15/47 (C)	3,900,000	3,954,798
JP Morgan Tax-Emept Pass- Through Trust Series 2012-4, Ser 2012-4, Cl A
3.500%, 07/27/38 (A)	103,529	105,934
Laurel Road Prime Student Loan Trust 2019-A, Ser 2019-A, Cl A2FX
2.730%, 10/25/48 (A)	664,155	667,467
Life Mortgage Trust, Ser 2021- BMR, Cl C
1.206%, VAR ICE LIBOR USD 1 Month + 1.100%, 03/15/38 (A)	750,000	741,804
Maranon Loan Funding, Ser 2021- 2RA, Cl A1R
1.931%, VAR ICE LIBOR USD 3 Month + 1.690%, 07/15/33 (A)	1,750,000	1,754,226
Mariner Finance Issuance Trust, Ser 2021-AA, Cl A
1.860%, 03/20/36 (A)	1,150,000	1,115,067

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Massachusetts Educational Financing Authority, Ser 2020-A, Cl A
2.300%, 02/25/40	$ 1,050,826	$ 1,061,433
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (A)	1,494,500	1,547,719
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
0.907%, VAR ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)	2,500,000	2,490,474
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl B
3.708%, 05/15/46 (C)	1,700,000	1,725,928
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
0.806%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/15/34 (A)	1,200,000	1,198,554
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B
0.956%, VAR ICE LIBOR USD 1 Month + 0.850%, 11/15/34 (A)	640,000	638,781
Motel Trust, Ser 2021-MTL6, Cl B
1.306%, VAR ICE LIBOR USD 1 Month + 1.200%, 09/15/38 (A)	1,000,000	998,794
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (A)	1,365,091	1,382,372
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/68 (A)	439,932	444,657
Newday Funding Master Issuer, Ser 2021-1A, Cl A2
1.150%, VAR U.S. SOFR + 1.100%, 03/15/29 (A)	2,000,000	2,013,308
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	918,160	909,526
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,250,000	1,224,530
One Market Plaza Trust, Ser 2017- 1MKT, Cl A
3.614%, 02/10/32 (A)	2,372,000	2,384,431
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/25 (A)	2,000,000	1,998,938
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48 (A)	2,418,750	2,418,699

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBA Small Business Investment,Ser 2018-10A, Cl 1
3.187%, 03/10/28	$ 957,746	$ 987,554
SCF Equipment Leasing, Ser 2020- 1A, Cl C
2.600%, 08/21/28 (A)	1,000,000	997,266
Sequoia Mortgage Trust, Ser 2014- 4, Cl A6
3.500%, 11/25/44 (A)(C)	336,317	333,999
ServiceMaster Funding, Ser 2020- 1, Cl A2I
2.841%, 01/30/51 (A)	992,500	960,237
SERVPRO Master Issuer, Ser 2019- 1A, Cl A2
3.882%, 10/25/49 (A)	1,764,000	1,805,443
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36 (A)	279,530	279,910
SOFI PROFESSIONAL LOAN PROGRAM, Ser 2017-F, Cl A2FX
2.840%, 01/25/41 (A)	815,827	827,198
Summit Issuer, Ser 2020-1A, Cl A2
2.290%, 12/20/50 (A)	1,250,000	1,223,774
TICP CLO XI, Ser 2018-11A, Cl E
6.254%, VAR ICE LIBOR USD 3 Month + 6.000%, 10/20/31 (A)	700,000	694,750
Tricon American Homes, Ser 2020- SFR1, Cl A
1.499%, 07/17/38 (A)	997,962	966,897
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/45	435,000	437,454
United States Small Business Administration, Ser 2004-20C, Cl 1
4.340%, 03/01/24	408,683	414,225
United States Small Business Administration, Ser 2011-20D, Cl 1
4.050%, 04/01/31	608,014	632,997
United States Small Business Administration, Ser 2013-20D, Cl 1
2.080%, 04/01/33	361,269	360,833
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A4
2.942%, 10/15/49	1,500,000	1,544,637
Wells Fargo Commercial Mortgage Trust, Ser 2017-C40, Cl A1
2.110%, 10/15/50	51,327	51,347
Wells Fargo Commercial Mortgage Trust, Ser 2017-C40, Cl A4
3.581%, 10/15/50	1,500,000	1,590,339

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/46 (C)	$ 2,000,000	$ 2,053,951
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B
4.503%, 08/15/46 (C)	1,000,000	984,981
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (C)	2,093,258	2,154,248
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	2,500,000	2,517,557

		94,648,368

Total Asset-Backed Securities
(Cost $109,216,253)		106,934,202

COMMON STOCK — 8.5%

	Shares	Value

DIVERSIFIED — 8.4%
Accelerate Acquisition	42,000	$ 416,220
African Gold Acquisition *	44,000	437,800
Americas Technology Acquisition Corp *	44,858	461,140
Anzu Special Acquisition I *	89,148	878,999
Apollo Strategic Growth Capital II *	85,000	839,800
Arctos NorthStar Acquisition	70,000	687,400
Ares Acquisition *	90,000	884,700
Arrowroot Acquisition	85,000	838,100
Atlas Crest Investment II *	60,884	596,663
Austerlitz Acquisition II	23,645	233,140
Authentic Equity Acquisition *	87,451	870,575
B Riley Principal 250 Merger *	7,000	68,950
Big Sky Growth Partners *	6,870	67,189
Black Spade Acquisition *	40,000	397,600
BlueRiver Acquisition	25,245	250,683
BOA Acquisition	50,000	499,500
Broadscale Acquisition	75,000	750,750
Carney Technology Acquisition II *	50,000	495,500
CC Neuberger Principal Holdings II *	34,470	348,492
CC Neuberger Principal Holdings III *	45,630	450,368
CF Acquisition IV *	78,100	769,285
Churchill Capital V *	152,067	1,513,067
Churchill Capital VI *	122,801	1,217,289
Churchill Capital VII	122,801	1,212,046
Clarim Acquisition *	88,000	864,160

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value
DIVERSIFIED — continued
Climate Real Impact Solutions II
Acquisition *	23,674	$ 232,952
Cohn Robbins Holdings *	39,966	403,657
Colonnade Acquisition II	44,000	422,400
Compute Health Acquisition *	20,000	197,000
Constellation Acquisition I	57,908	572,733
Corner Growth Acquisition *	2,329	22,987
D & Z Media Acquisition	50,000	492,500
DILA Capital Acquisition *	10,000	101,600
Edify Acquisition	55,393	548,391
Equity Distribution Acquisition *	100,350	998,483
Figure Acquisition I *	6,871	68,779
Fortress Value Acquisition III *	12,766	125,745
FTAC Hera Acquisition *	60,800	600,704
Fusion Acquisition II	44,000	431,200
Gaming & Hospitality Acquisition	44,000	434,280
Goal Acquisitions	42,229	426,513
Golden Falcon Acquisition *	88,000	871,200
Gores Holdings VII *	15,000	147,000
Hamilton Lane Alliance Holdings I *	44,001	434,730
Haymaker Acquisition III *	119,980	1,191,401
Health Assurance Acquisition *	48,172	474,012
Hudson Executive Investment II	35,900	353,615
Hudson Executive Investment III *	50,000	490,000
Jack Creek Investment *	92,804	915,047
Jaws Mustang Acquisition *	51,132	506,207
JOFF Fintech Acquisition	60,000	591,000
Kadem Sustainable Impact	50,450	499,960
Kernel Group Holdings	53,171	525,329
Landcadia Holdings IV *	21,100	206,780
Lazard Growth Acquisition I *	36,058	354,450
Live Oak Mobility Acquisition *	26,662	260,754
Marlin Technology *	15,677	155,202
Mason Industrial Technology *	50,000	491,000
New Vista Acquisition	60,152	591,896
Newbury Street Acquisition *	54,000	532,980
North Atlantic Acquisition	58,023	576,749
North Mountain Merger *	36,167	363,117
Peridot Acquisition II *	44,000	429,880
Pontem *	60,000	593,400
Powered Brands	94,026	930,857
Priveterra Acquisition *	50,000	492,000
Progress Acquisition	50,000	498,500
Property Solutions Acquisition II	6,895	67,433
PropTech Investment II *	44,000	434,720

COMMON STOCK — continued

	Shares	Value

DIVERSIFIED — continued
Provident Acquisition *	15,819	$ 156,608
Recharge Acquisition *	64,999	655,190
RMG Acquisition III *	44,773	442,805
Ross Acquisition II *	44,000	434,069
ScION Tech Growth I *	47,026	466,498
ScION Tech Growth II	21,675	213,499
SportsTek Acquisition	65,896	652,370
Sustainable Development Acquisition I *	43,466	427,705
Tailwind International Acquisition *	50,215	492,820
TCW Special Purpose Acquisition	90,000	884,700
Tekkorp Digital Acquisition *	55,342	553,420
Thunder Bridge Capital Partners III *	31,213	305,887
Tio Tech A *	7,000	68,460
TZP Strategies Acquisition	43,132	425,713
VectoIQ Acquisition II *	12,953	127,069
Virgin Group Acquisition II *	27,000	268,785
Z-Work Acquisition *	25,901	256,420
		42,940,577
Financials — 0.1%
Multiplan	65,650	264,569
Technology — 0.0%
Ouster	47,692	167,876
Total Common Stock (Cost $44,666,724)		43,373,022

MORTGAGE-BACKED SECURITIES — 3.7%

	Face Amount	Value

Agency Mortgage-Backed Obligation — 1.5%
FHLMC
6.000%, 03/01/23	$ 1,390	$ 1,403
4.500%, 04/01/25	31,695	33,052
3.000%, 12/01/35	1,121,787	1,169,218
FHLMC, Ser 2009-3609, Cl LA
4.000%, 12/15/24	1	1
FHLMC, Ser 2014-4302, Cl AB
1.750%, 11/15/29	67,204	67,461
FHLMC, Ser 2016-4578, Cl CD
3.500%, 06/15/50 (C)	112,456	114,835
FHLMC, Ser 2019-4911, Cl HG
2.250%, 04/15/49	414,069	412,211
FNMA
4.500%, 05/01/31	97,982	105,512
4.000%, 02/01/45	462,758	500,283
4.000%, 03/01/31	59,919	63,754
2.726%, 06/01/23 (C)	2,076,388	2,103,788
FNMA, Ser 2014-92, Cl BD
2.500%, 02/25/44	69,493	70,007
FREMF Mortgage Trust, Ser 2017-
K61, Cl C
3.687%, 12/25/49 (A)(C)	770,000	782,192
GNMA
2.140%, 08/15/23	281,401	283,313

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 17, Cl AM
3.369%, 06/16/48 (C)	$ 188,280	$ 195,790
GNMA, Ser 2014-4, Cl EC
2.000%, 03/16/26	135,024	136,391
GNMA, Ser 2017-153, Cl WA
4.681%, 06/20/36 (C)	479,855	517,106
GNMA, Ser 27, Cl A
1.614%, 07/16/39	90,466	90,595
GNMA, Ser 51, Cl AB
2.350%, 04/16/57	436,758	439,414
GNMA, Ser 59, Cl PA
2.750%, 06/16/56	597,315	597,827

		7,684,153

Non-Agency Mortgage-Backed Obligation — 2.2%
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.508%, VAR ICE LIBOR USD 1 Month + 2.400%, 04/25/31 (A)	257,018	258,323
CSMC Trust, Ser 2016-NXSR, Cl AS
4.049%, 12/15/49 (C)	1,455,000	1,547,951
GS Mortgage Securities II, Ser GC10, Cl B
3.682%, 02/10/46 (A)	2,465,000	2,494,929
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS
3.800%, 01/15/48	2,089,000	2,167,730
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(C)	380,091	378,971
SBA
0.875%, VAR Prime Rate
-2.375%, 04/25/29	499,813	510,800
0.750%, VAR Prime Rate
-2.500%, 04/25/28	91,001	92,496
0.630%, VAR Prime Rate
-2.620%, 05/25/31	144,653	146,412
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.676%, 05/10/45 (A)(C)	2,530,000	2,543,144
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (A)	950,000	849,294

		10,990,050

Total Mortgage-Backed Securities
(Cost $18,568,799)		18,674,203

MUNICIPAL BONDS — 1.4%

	Face Amount	Value

Florida — 0.3%
Sumter Landing Community Development District, RB
3.282%, 10/01/26	$ 1,250,000	$ 1,314,682

Guam — 0.2%
Antonio B Won Pat International Airport Authority, Ser B, RB
3.133%, 10/01/24	1,000,000	1,030,194

		1,030,194

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/23	1,250,000	1,268,049

New York — 0.2%
New York State, Transportation Development, RB
1.610%, 12/01/22	825,000	826,539

Ohio — 0.2%
City of Cleveland Ohio Airport System Revenue, Ser A, RB
2.309%, 01/01/24	1,000,000	1,011,653

Pennsylvania — 0.2%
School District of Philadelphia, GO
3.738%, 09/01/23	1,275,000	1,307,927

Texas — 0.1%
Tarrant County Cultural Education Facilities Finance, RB
1.356%, 09/01/24	500,000	496,185

Total Municipal Bonds
(Cost $7,163,096)		7,255,229

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%

	Face Amount	Value
EXP-IMP IMB
2.702%, 08/20/26	$ 1,185,847	$ 1,213,410
1.900%, 07/12/24	592,928	597,176
1.822%, 05/03/25	836,667	840,499

Total U.S. Government Agency Obligations (Cost $2,688,674)		2,651,085

PREFERRED STOCK — 0.0%

	Shares	Value

Franchise Group, 7.500% (B)	4,450	116,056

Total Preferred Stock
(Cost $112,140)		116,056

Catholic Responsible Investments	Opportunistic Bond Fund
January 31, 2022
(Unaudited)

WARRANT — 0.0%
	Number Of Warrants	Value

Multiplan*	3,250	$ —

Total Warrants (Cost $–)		—

RIGHTS — 0.0%
	Number Of Rights	Value

Media General*	39,120	$ —

Total Rights (Cost $–)		—

Total Investments in Securities — 97.8% (Cost $505,987,267)		$499,629,126

Percentages are based on Nest Assets of $510,674,217.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2022 was $172,845,412 and represented 33.8% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$196,447,389	$—	$196,447,389
U.S. Treasury Obligations	44,473,127	79,704,813	—	124,177,940
Asset-Backed Securities	—	106,934,201	—	106,934,201
Common Stock	42,940,577	432,446	—	43,373,023
Mortgage-Backed Securities	—	18,674,203	—	18,674,203
Municipal Bonds	—	7,255,229	—	7,255,229
U.S. Government Agency Obligations	—	2,651,085	—	2,651,085
Preferred Stock	—	116,056	—	116,056
Warrant	—	—	—	—
Rights	—	—	—	—

Total Investments in Securities	$87,413,704	$412,215,422	$—	$499,629,126

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 44.5%

	Face Amount	Value

COMMUNICATION SERVICES — 1.9%
AT&T
0.000%, 11/27/22(A)(D)	$ 2,000,000	$ 1,981,527
Lumen Technologies
5.800%, 03/15/22	2,250,000	2,255,625
Sky
3.125%, 11/26/22(A)	1,000,000	1,017,703
Sprint Spectrum
4.738%, 03/20/25(A)	2,080,000	2,171,104
Time Warner Entertainment
8.375%, 03/15/23	2,400,000	2,579,207

		10,005,166

CONSUMER DISCRETIONARY — 4.2%
7-Eleven
0.800%, 02/10/24(A)	2,525,000	2,474,894
Arrow Bidco
9.500%, 03/15/24(A)	850,000	860,625
Daimler Finance North America
1.056%, VAR ICE LIBOR USD 3 Month + 0.900%, 02/15/22(A)	2,000,000	2,000,600
DR Horton
2.600%, 10/15/25	2,575,000	2,610,745
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,451,050
General Motors Financial
4.150%, 06/19/23	1,975,000	2,038,597
Lennar
4.875%, 12/15/23	2,000,000	2,096,700
4.750%, 05/30/25	1,825,000	1,952,385
Mileage Plus Holdings
6.500%, 06/20/27(A)	1,350,000	1,434,375
Mohawk Industries
3.850%, 02/01/23	1,200,000	1,224,838
Picasso Finance Sub
6.125%, 06/15/25(A)	1,420,000	1,471,801
Ross Stores
3.375%, 09/15/24	1,725,000	1,783,352

		22,399,962

CONSUMER STAPLES — 1.8%
Baylor Scott & White Holdings
2.650%, 11/15/26	1,500,000	1,536,309
Bunge Finance
1.630%, 08/17/25	2,200,000	2,158,791
CVS Pass-Through Trust
6.036%, 12/10/28	2,787,033	3,083,651

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Pilgrim’s Pride
5.875%, 09/30/27(A)	$ 1,000,000	$ 1,044,103
Suntory Holdings
2.550%, 06/28/22(A)	1,575,000	1,583,932

		9,406,786

ENERGY — 2.6%
Cal Dive I-Title XI
4.930%, 02/01/27	814,612	874,100
Continental Resources
3.800%, 06/01/24	1,695,000	1,738,460
2.268%, 11/15/26(A)	760,000	734,886
Equities
6.625%, 02/01/25	1,250,000	1,346,875
Petroleos Mexicanos
2.830%, 02/15/24	461,250	468,542
2.378%, 04/15/25	889,000	901,337
1.950%, 12/20/22	630,000	633,169
1.700%, 12/20/22	584,000	586,021
Phillips 66
3.700%, 04/06/23	2,250,000	2,309,283
Pioneer Natural Resources
0.750%, 01/15/24	2,000,000	1,960,964
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,417,660

		13,971,297

FINANCIALS — 24.1%
Abay Leasing 2014
2.654%, 11/09/26	1,531,250	1,564,524
ABN AMRO Bank
7.750%, 05/15/23(A)	1,700,000	1,805,860
Ahold Lease Series 2001-A-2 Pass Through Trust
8.620%, 01/02/25	207,743	232,671
American Express
2.650%, 12/02/22	2,400,000	2,436,811
Athene Global Funding
2.800%, 05/26/23(A)	1,000,000	1,017,544
Bank of America
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/23	2,075,000	2,106,817
0.810%, VAR U.S. SOFR + 0.740%, 10/24/24	2,000,000	1,971,593
Bank of New Zealand
2.000%, 02/21/25(A)	3,150,000	3,157,288
Bank One Michigan
8.250%, 11/01/24	1,925,000	2,242,380

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Banque Federative du Credit Mutuel
2.375%, 11/21/24(A)	$ 2,578,000	$ 2,605,401
Barclays
7.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.772%(B)	2,000,000	2,011,204
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/24	2,575,000	2,531,225
BGC Partners
5.375%, 07/24/23	2,150,000	2,248,447
BPCE MTN
4.000%, 04/15/24	1,050,000	1,101,248
1.380%, VAR ICE LIBOR USD 3 Month + 1.220%, 05/22/22(A)	3,000,000	3,009,090
Brighthouse Financial Global Funding MTN
1.200%, 12/15/23(A)	1,720,000	1,700,742
1.000%, 04/12/24(A)	594,000	583,290
Cantor Fitzgerald
6.500%, 06/17/22(A)	1,458,000	1,487,955
Charles Schwab
0.750%, 03/18/24	2,665,000	2,623,565
Credit Agricole MTN
1.907%, VAR U.S. SOFR +
1.676%, 06/16/26(A)	2,525,000	2,492,621
Credit Suisse Group
2.593%, VAR U.S. SOFR +
1.560%, 09/11/25(A)	3,050,000	3,067,214
Deutsche Bank NY
2.222%, VAR U.S. SOFR +
2.159%, 09/18/24	2,605,000	2,615,820
Durrah MSN 35603
1.684%, 01/22/25	1,848,367	1,857,239
DY8 Leasing
2.627%, 04/29/26	2,512,500	2,567,633
DY9 Leasing
2.372%, 03/19/27	717,627	729,204
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	2,670,000	2,609,466
Export Lease Ten
1.650%, 05/07/25	1,948,281	1,953,225
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/24(A)	1,500,000	1,464,761
Five Corners Funding Trust
4.419%, 11/15/23(A)	3,875,000	4,058,416

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	$ 217,960	$ 227,510
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month + 0.990%, 07/24/23	3,325,000	3,351,297
Harar Leasing 2013
2.582%, 07/02/25	1,924,999	1,962,500
Helios Leasing II
2.668%, 03/18/25	1,608,939	1,638,826
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month + 1.348%, 09/12/26	2,980,000	3,160,576
ING Bank
5.800%, 09/25/23(A)	2,500,000	2,657,635
Jackson National Life Global Funding
2.500%, 06/27/22(A)	2,000,000	2,015,913
JPMorgan Chase
2.776%, VAR ICE LIBOR USD 3 Month + 0.935%, 04/25/23	1,000,000	1,003,440
1.045%, VAR U.S. SOFR + 0.800%, 11/19/26	1,500,000	1,431,722
Kansas City Southern
3.850%, 11/15/23	1,975,000	2,028,582
Lulwa
1.831%, 03/26/25	1,524,520	1,531,694
Massachusetts Mutual Life Insurance
7.625%, 11/15/23(A)	2,250,000	2,438,546
Metropolitan Tower Life Insurance
7.625%, 01/15/24(A)	2,000,000	2,218,240
Mizuho Financial Group
1.241%, VAR U.S. SOFR +
1.252%, 07/10/24	2,300,000	2,285,756
Morgan Stanley
5.000%, 11/24/25	3,425,000	3,754,637
3.737%, VAR ICE LIBOR USD 3 Month + 0.847%, 04/24/24	1,000,000	1,027,254
MSN 41079 and 41084
1.631%, 12/14/24	1,003,980	1,007,846
NatWest Group
6.125%, 12/15/22	1,200,000	1,248,417
6.000%, 12/19/23	1,480,000	1,588,774
Pershing Road Development
0.571%, VAR ICE LIBOR USD 3 Month + 0.400%, 09/01/26(A)	1,461,967	1,403,488

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
PNC Bank
2.875%, 06/29/22	$ 2,418,000	$ 2,435,237
Reliance Standard Life Global Funding II
2.150%, 01/21/23(A)	2,275,000	2,296,246
Royal Bank of Canada MTN
1.600%, 01/21/25	2,970,000	2,949,388
Sandalwood 2013
2.836%, 07/10/25	1,358,961	1,391,823
Schneider Electric
2.950%, 09/27/22(A)	2,175,000	2,205,318
Security Benefit Global Funding MTN
1.250%, 05/17/24(A)	2,800,000	2,744,501
State Street
3.100%, 05/15/23	2,000,000	2,048,504
Swiss Re Treasury US
2.875%, 12/06/22(A)	1,575,000	1,598,709
TTX MTN
3.600%, 01/15/25(A)	2,500,000	2,623,999
UBS Group
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/24(A)	2,500,000	2,471,073
Ulani MSN 35940
2.227%, 05/16/25	1,101,042	1,113,300
Washington Aircraft 2 DAC
0.650%, VAR ICE LIBOR USD 3 Month + 0.430%, 06/26/24	1,434,687	1,435,863
Wells Fargo MTN
2.406%, VAR U.S. SOFR + 1.087%, 10/30/25	4,825,000	4,854,588

		128,004,456

HEALTH CARE — 0.4%
Elanco Animal Health
5.272%, 08/28/23	2,150,000	2,230,905

INDUSTRIALS — 4.0%
AerCap Ireland Capital DAC
4.875%, 01/16/24	1,000,000	1,046,631
4.125%, 07/03/23	1,925,000	1,983,601
American Airlines Class A Pass Through Trust, Cl A
4.950%, 01/15/23	3,271,477	3,287,672
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	1,002,871	1,036,055

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
CNH Industrial
4.500%, 08/15/23	$ 2,375,000	$ 2,465,307
Delta Air Lines
4.500%, 10/20/25(A)	2,000,000	2,075,457
Georgia-Pacific
3.734%, 07/15/23(A)	2,100,000	2,158,561
IHS Markit
5.000%, 11/01/22(A)	2,000,000	2,032,660
Lennox International
3.000%, 11/15/23	2,000,000	2,039,591
Republic Services
4.750%, 05/15/23	900,000	931,544
Westinghouse Air Brake Technologies
3.200%, 06/15/25	2,250,000	2,304,476

		21,361,555

INFORMATION TECHNOLOGY — 2.2%
Fiserv
3.800%, 10/01/23	2,015,000	2,084,948
Global Payments
4.000%, 06/01/23	2,000,000	2,059,589
Infor
1.450%, 07/15/23(A)	550,000	548,099
Microchip Technology
4.250%, 09/01/25	1,925,000	1,982,997
PayPal Holdings
1.350%, 06/01/23	2,250,000	2,254,348
TD SYNNEX
1.250%, 08/09/24(A)	2,655,000	2,595,449

		11,525,430

MATERIALS — 2.0%
Air Liquide Finance
2.250%, 09/27/23(A)	2,000,000	2,023,108
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,279,687
0.950%, 02/15/24	1,300,000	1,278,621
CF Industries
3.450%, 06/01/23	1,750,000	1,788,115
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	1,000,221
Nutrien
1.900%, 05/13/23	1,175,000	1,180,904
Union Carbide
7.875%, 04/01/23	1,950,000	2,086,150

		10,636,806

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 1.3%
National Rural Utilities Cooperative Finance MTN
2.300%, 09/15/22	$ 2,825,000	$ 2,846,345
NextEra Energy Capital Holdings
0.650%, 03/01/23	1,100,000	1,094,929
NorthWestern
1.000%, 03/26/24	2,600,000	2,522,093
Pacific Gas and Electric
1.200%, VAR U.S. SOFR + 1.150%, 11/14/22	370,000	369,882
Southern California Edison
1.845%, 02/01/22	82,143	82,143

		6,915,392

Total Corporate Obligations (Cost $238,859,861)		236,457,755

U.S. TREASURY OBLIGATIONS — 25.3%

	Face Amount	Value
U.S. Treasury Note
2.750%, 07/31/23	$ 1,520,000	$ 1,559,366
2.625%, 02/28/23	7,000,000	7,133,438
2.625%, 06/30/23	5,075,000	5,193,152
2.250%, 11/15/24	22,500,000	23,059,863
2.125%, 02/29/24	30,500,000	31,089,746
1.750%, 12/31/24	14,145,000	14,300,263
1.625%, 10/31/23	5,555,000	5,605,559
1.500%, 03/31/23	5,280,000	5,318,981
1.375%, 06/30/23	10,500,000	10,559,063
0.375%, 12/31/25	15,150,000	14,487,779
0.250%, 06/30/25	16,500,000	15,840,645

Total U.S. Treasury Obligations (Cost $135,885,869)		134,147,855

ASSET-BACKED SECURITIES — 23.0%

	Face Amount	Value

Automotive — 3.1%
Americredit Automobile Receivables Trust, Ser 2019-2, Cl A3
2.280%, 01/18/24	$ 176,399	$ 176,685
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/24 (A)	3,050,000	3,102,407
GTE Auto Receivables Trust, Ser 2019-1, Cl A3
2.390%, 08/15/24 (A)	1,268,775	1,274,410

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hertz Vehicle Financing, Ser 2021- 1A, Cl A
1.210%, 12/26/25 (A)	$ 2,575,000	$ 2,522,243
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A2
1.550%, 02/15/25 (A)	2,000,000	2,007,016
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/25	3,460,000	3,449,300
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	1,500,000	1,491,422
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	2,500,000	2,490,660

		16,514,143

Other Asset-Backed Securities — 19.9%
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (A)	3,265,000	3,260,298
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	619,579	624,309
BBCMS Mortgage Trust, Ser 2021- AGW, Cl A
1.356%, VAR ICE LIBOR USD 1 Month + 1.250%, 06/15/36 (A)	4,130,000	4,117,171
Business Jet Securities, Ser 2021- 1A, Cl A
2.162%, 04/15/36 (A)	1,239,515	1,207,033
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl B
1.056%, VAR ICE LIBOR USD 1 Month + 0.950%, 09/15/36 (A)	4,250,000	4,207,399
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.401%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/35	13,926	13,670
COMM Mortgage Trust, Ser 2012-CR5, Cl ASB
2.388%, 12/10/45	411,128	412,270
COMM Mortgage Trust, Ser 2013- CR11, Cl A4
4.258%, 08/10/50	1,500,000	1,559,123
COMM Mortgage Trust, Ser 2013-WWP, Cl A1
2.499%, 03/10/31 (A)	514,086	518,672
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	866,891	886,855

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Community Program Loan Trust 1987 A, Ser 1987-A, Cl B
4.500%, 10/01/29	$ 18,581	$ 18,540
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	1,489,584	1,524,235
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	2,125,000	2,199,571
CSMC Trust, Ser 2017-MOON, Cl A
3.197%, 07/10/34 (A)	2,200,000	2,206,640
DBCG Mortgage Trust, Ser 2017- BBG, Cl A
0.806%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/34 (A)	2,225,000	2,218,297
DBGS Mortgage Trust, Ser 2018- C1, Cl A1
3.409%, 10/15/51	613,896	617,998
Extended Stay America Trust, Ser 2021-ESH, Cl B
1.487%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)	1,093,271	1,092,613
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	916,115	908,402
FREED ABS Trust, Ser 2021-2, Cl A
0.680%, 06/19/28 (A)	722,882	722,095
GreatAmerica Leasing Receivables Funding Series, Ser 2019-1, Cl A3
3.050%, 09/15/22 (A)	184,681	184,922
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (A)	3,200,000	3,215,550
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
2.593%, 08/25/34 (C)	17,845	18,335
HPLY Trust, Ser 2019-HIT, Cl A
1.106%, VAR ICE LIBOR USD 1 Month + 1.000%, 11/15/36 (A)	1,579,937	1,573,917
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.061%, 08/25/34 (C)	17,180	18,066
Life Mortgage Trust, Ser 2021- BMR, Cl A
0.806%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/15/38 (A)	1,900,000	1,890,514
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	3,250,000	3,256,164
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (A)	1,543,500	1,598,464

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
0.907%, VAR ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)	$ 4,650,000	$ 4,632,282
MMAF Equipment Finance, Ser 2019-A, Cl A3
2.840%, 11/13/23 (A)	746,449	750,936
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C20, Cl ASB
3.069%, 02/15/48	1,134,237	1,156,128
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
0.806%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/15/34 (A)	1,300,000	1,298,434
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B
0.956%, VAR ICE LIBOR USD 1 Month + 0.850%, 11/15/34 (A)	2,700,000	2,694,857
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/68 (A)	1,748,728	1,767,510
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/69 (A)	1,073,031	1,064,839
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/69 (A)	1,069,287	1,052,987
NP SPE II, Ser 2019-1A, Cl A1
2.574%, 09/20/49 (A)	1,238,320	1,220,690
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	1,411,673	1,399,567
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,250,000	1,224,530
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/25 (A)	4,000,000	3,997,877
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48 (A)	3,337,875	3,337,805
SBA Small Business Investment, Ser 2012-10A, Cl 1
2.766%, 03/10/22	2,639	2,588
SBA Small Business Investment, Ser 2013-10A, Cl 1
2.351%, 03/10/23	750,800	756,173
SBA Small Business Investment, Ser 2014-10A, Cl 1
3.191%, 03/10/24	621,944	625,546

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBA Small Business Investment, Ser 2014-10B, Cl 1
3.015%, 09/10/24	$ 376,366	$ 375,113
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/25	2,031,478	2,041,551
SBA Small Business Investment, Ser 2015-10B, Cl 1
2.829%, 09/10/25	1,017,595	1,029,565
SBA Small Business Investment, Ser 2016-10A
2.507%, 03/10/26	2,557,002	2,568,356
SBA Small Business Investment, Ser 2016-10B, Cl 1
2.051%, 09/10/26	2,805,018	2,803,897
SBA Small Business Investment, Ser 2017-10A, Cl 1
2.845%, 03/10/27	1,698,287	1,725,790
SBA Small Business Investment, Ser 2019-10B, Cl 1
2.283%, 09/10/29	2,871,117	2,870,158
SBA Small Business Investment, Ser 2020-10B, Cl 1
1.034%, 09/10/30	3,985,820	3,813,079
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	2,275,000	2,332,463
SCF Equipment Leasing, Ser 2020- 1A, Cl A3
1.190%, 10/20/27 (A)	1,750,000	1,749,896
Sequoia Mortgage Trust, Ser 2013- 2, Cl A
1.874%, 02/25/43 (C)	121,778	120,518
SMR Mortgage Trust, Ser 2022- IND, Cl A
1.710%, VAR SOFR30A + 1.650%, 02/15/39 (A)	2,500,000	2,477,739
SMRT, Ser 2022-MINI, Cl A
1.050%, VAR TSFR1M + 1.000%, 01/15/24 (A)	1,035,000	1,036,022
SOFI PROFESSIONAL LOAN PROGRAM TRUST, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (A)	1,668,039	1,625,139
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36 (A)	521,158	521,865
Transportation Finance Equipment Trust, Ser 2019-1, Cl A4
1.880%, 03/25/24 (A)	3,000,000	3,020,333
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl A3
3.581%, 12/15/50	2,550,000	2,591,633

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2005-20F, Cl 1
4.570%, 06/01/25	$ 49,822	$ 51,020
United States Small Business Administration, Ser 2020-10E, Cl 1
0.700%, 09/01/30	1,502,421	1,449,490
Westgate Resorts, Ser 2020-1A, Cl A
2.713%, 03/20/34 (A)	1,717,438	1,731,882
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45	2,615,000	2,635,117
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/45	118,200	118,541

		105,743,039

Total Asset-Backed Securities (Cost $123,373,294)		122,257,182

MUNICIPAL BONDS — 2.5%

	Face Amount	Value
Illinois — 0.7%
Sales Tax Securitization, Ser B, RB
2.225%, 01/01/24	$ 1,800,000	$ 1,817,461
State of Illinois, Ser 3-A, GO
5.947%, 04/01/22	1,600,000	1,613,841

		3,431,302

New Jersey — 0.7%
New Jersey Economic Development Authority, Ser B, RB
0.000%, 02/15/24 (D)	2,250,000	2,184,545
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/23	1,750,000	1,775,268

		3,959,813

New York — 1.1%
County of Suffolk New York, Ser C, GO
1.607%, 06/15/25	1,800,000	1,783,564
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
1.290%, 05/01/22	2,750,000	2,756,242
Utility Debt Securitization Authority, Ser T, RB
3.435%, 12/15/25	1,154,000	1,176,972

		5,716,778

Total Municipal Bonds (Cost $13,099,072)		13,107,893

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%

	Face Amount	Value
EXP-IMP IMB
2.628%, 11/12/26	$ 2,634,102	$ 2,689,641
1.900%, 07/12/24	1,179,614	1,188,065
United States International Development Finance
2.820%, 03/20/24	3,166,667	3,216,930
2.290%, 09/15/26	1,388,465	1,405,110
0.000%, 08/16/24(D)	3,000,000	3,278,744

Total U.S. Government Agency Obligations (Cost $11,710,954)		11,778,490

MORTGAGE-BACKED SECURITIES — 1.5%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 1.4%
FHLMC
5.000%, 07/01/35	$ 157,437	$ 176,831
0.375%, 05/05/23	1,250,000	1,241,791
FHLMC, Ser 2019-4911, Cl HG
2.250%, 04/15/49	530,381	528,000
FHLMC, Ser 2020-5037, Cl NE
2.500%, 05/25/39	1,879,381	1,904,267
FNMA
5.000%, 03/01/34	126,004	141,234
4.500%, 08/01/38	258,556	282,968
4.000%, 03/01/31	231,953	246,796
FNMA, Ser 2009-62, Cl WA
5.577%, 08/25/39 (C)	40,041	43,662
FNMA, Ser 2013-9, Cl AE
1.750%, 03/25/39	276,799	277,594
FNMA, Ser M15, Cl A
2.470%, 10/25/22 (C)	1,002,354	1,008,873
GNMA
1.988%, VAR ICE LIBOR USD 1 Month + 1.900%, 06/20/61	191,410	196,833
GNMA, Ser 131, Cl A
2.200%, 04/16/57	219,688	220,573
GNMA, Ser 17, Cl AM
3.369%, 06/16/48 (C)	212,574	221,053
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	46,881	47,859
GNMA, Ser 2017-99, Cl WA
4.812%, 12/20/32 (C)	504,155	536,393
GNMA, Ser 27, Cl A
1.614%, 07/16/39	222,887	223,205
GNMA, Ser 7, Cl CA
3.697%, 05/16/51 (C)	126,102	127,158
GNMA, Ser 78, Cl A
2.918%, 06/16/40	156,452	156,852

		7,581,942

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Other Mortgage-Backed Obligation — 0.1%
SBA
1.000%, VAR Prime Rate -2.250%, 09/25/28	$ 111,709	$ 113,357
0.650%, VAR Prime Rate -2.600%, 01/25/26	135,715	136,235
0.640%, VAR Prime Rate -2.610%, 05/25/39	295,661	299,949

		549,541

Total Mortgage-Backed Securities (Cost $8,130,943)		8,131,483

Total Investments in Securities — 99.0% (Cost $531,059,993)		$525,880,658

Percentages are based on Nest Assets of $531,161,502.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2022 was $165,095,808 and represented 31.1% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

USD — U.S. Dollar

VAR — Variable Rate

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

Catholic Responsible Investments	Short Duration Bond Fund
January 31, 2022
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value

COMMUNICATION SERVICES — 1.8%
AMC Networks, Cl A *	15,158	$ 646,186
ATN International	5,386	213,717
Cars.com *	32,366	504,262
Cinemark Holdings *	52,741	796,389
Cogent Communications Holdings	21,154	1,345,606
Consolidated Communications Holdings *	36,043	259,149
EW Scripps, Cl A *	28,534	584,947
Gannett *	70,506	342,659
Loyalty Ventures *	10,009	293,364
Marcus *	10,905	183,749
QuinStreet *	24,822	399,386
Scholastic	15,085	618,787
Shenandoah Telecommunications	24,891	566,768
TechTarget *	12,799	1,061,549
Telephone and Data Systems	48,939	968,992
Thryv Holdings *	8,814	285,838

		9,071,348

CONSUMER DISCRETIONARY — 11.7%
Aaron’s	15,584	329,913
Abercrombie & Fitch, Cl A *	29,630	1,155,570
Adtalem Global Education *	24,652	725,262
American Axle & Manufacturing Holdings *	57,219	465,763
American Public Education *	9,298	198,884
America’s Car-Mart *	3,164	300,327
Asbury Automotive Group *	11,650	1,875,300
Barnes & Noble Education *	17,940	107,999
Bed Bath & Beyond *	50,063	813,023
Big Lots	16,440	689,000
BJ’s Restaurants *	11,536	347,118
Bloomin’ Brands *	40,691	827,248
Boot Barn Holdings *	14,676	1,349,752
Brinker International *	22,817	757,753
Buckle	14,948	562,643
Caleres	18,956	454,565
Cato, Cl A	9,750	161,070
Cavco Industries *	4,447	1,198,200
Century Communities	15,538	1,023,177
Cheesecake Factory *	24,034	857,533
Chico’s FAS *	61,151	288,021
Children’s Place *	7,182	508,126
Chuy’s Holdings *	9,855	248,445
Conn’s *	9,788	237,555

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Cooper-Standard Holdings *	8,416	$ 173,286
Dave & Buster’s Entertainment *	19,124	684,448
Designer Brands, Cl A *	30,539	402,199
Dine Brands Global	8,594	583,103
Dorman Products *	14,042	1,314,752
El Pollo Loco Holdings *	9,606	128,144
Ethan Allen Interiors	13,305	335,419
Fiesta Restaurant Group *	8,429	79,823
Fossil Group *	24,957	276,773
Genesco *	7,165	460,924
Gentherm *	16,394	1,432,672
G-III Apparel Group *	23,280	632,518
Group 1 Automotive	9,097	1,544,762
Guess?	19,358	445,621
Haverty Furniture	7,949	234,654
Hibbett	7,696	474,458
Installed Building Products	12,264	1,358,729
iRobot *	13,974	915,576
Kontoor Brands	24,700	1,217,463
La-Z-Boy, Cl Z	24,781	909,711
LCI Industries	12,522	1,542,335
LGI Homes *	11,138	1,386,792
Liquidity Services *	13,479	256,505
LL Flooring Holdings *	15,531	224,268
M *	15,340	812,867
MarineMax *	11,036	519,354
MDC Holdings	30,215	1,531,598
Meritage Homes *	19,140	1,952,854
Monarch Casino & Resort *	6,485	401,421
Monro	16,616	826,314
Motorcar Parts of America *	9,483	156,754
Movado Group	8,854	328,218
ODP *	22,738	1,005,702
Oxford Industries	8,517	701,716
Patrick Industries	11,356	731,326
Perdoceo Education *	34,588	381,160
PetMed Express	10,423	269,226
Red Robin Gourmet Burgers *	7,758	114,430
Rent-A-Center, Cl A	30,182	1,272,171
Ruth’s Hospitality Group	15,892	318,317
Sally Beauty Holdings *	56,880	976,630
Shake Shack, Cl A *	19,311	1,275,878
Shoe Carnival	8,848	302,248
Shutterstock	11,553	1,120,294
Signet Jewelers	26,386	2,272,626

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Sleep Number *	11,405	$ 815,457
Sonic Automotive, Cl A	10,816	551,724
Standard Motor Products	9,466	453,137
Steven Madden	39,423	1,621,862
Strategic Education	11,212	668,908
Tupperware Brands *	29,053	447,997
Unifi *	8,173	155,369
Universal Electronics *	7,437	263,939
Vera Bradley *	15,373	125,905
Winnebago Industries	16,727	1,079,226
Wolverine World Wide	42,067	1,114,355
WW International *	26,541	334,417
Zumiez *	10,693	480,650

		57,881,232

CONSUMER STAPLES — 4.4%
Andersons	16,096	613,258
B&G Foods	33,136	1,030,530
Calavo Growers	9,350	387,183
Cal-Maine Foods	18,884	736,476
Celsius Holdings *	19,470	929,303
Central Garden & Pet *	4,810	223,136
Central Garden & Pet, Cl A *	20,913	906,160
Chefs’ Warehouse *	16,721	498,955
Coca-Cola Consolidated	2,360	1,352,280
Edgewell Personal Care	27,478	1,258,492
elf Beauty *	25,256	746,567
Fresh Del Monte Produce	16,483	458,722
Inter Parfums	9,263	916,759
J & J Snack Foods	7,718	1,170,743
John B Sanfilippo & Son	4,991	394,788
Medifast	5,940	1,180,337
MGP Ingredients	6,742	510,100
National Beverage	12,396	553,729
PriceSmart	13,026	930,187
Seneca Foods, Cl A *	3,904	182,512
Simply Good Foods *	42,568	1,499,671
SpartanNash	19,019	467,297
Tootsie Roll Industries	9,491	322,219
TreeHouse Foods *	28,101	1,088,352
United Natural Foods *	28,375	1,100,383
USANA Health Sciences *	6,265	598,809
WD-40	6,955	1,545,818

		21,602,766

ENERGY — 5.6%
Archrock	66,392	560,349

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Bristow Group *	11,462	$ 376,527
Callon Petroleum *	23,422	1,157,984
Civitas Resources	35,560	1,938,020
CONSOL Energy *	15,701	341,340
Core Laboratories	23,322	621,998
DMC Global *	9,263	373,669
Dorian LPG	13,900	165,271
Dril-Quip *	17,459	441,538
Green Plains *	26,550	810,837
Helix Energy Solutions Group *	70,544	249,020
Helmerich & Payne	53,234	1,527,816
Laredo Petroleum *	7,089	476,097
Matador Resources	54,525	2,441,084
Nabors Industries *	3,822	395,615
Oceaneering International *	49,238	641,571
Oil States International *	30,389	190,539
Par Pacific Holdings *	22,628	319,055
Patterson-UTI Energy	106,130	1,057,055
PBF Energy, Cl A *	46,868	742,389
PDC Energy	48,045	2,847,627
ProPetro Holding *	41,820	439,528
Range Resources *	123,240	2,372,370
Ranger Oil, Cl A *	10,495	325,450
Renewable Energy Group *	25,000	1,006,500
REX American Resources *	2,598	250,525
RPC *	35,508	209,852
SM Energy	59,932	1,966,369
Southwestern Energy *	501,036	2,204,558
Talos Energy *	20,418	217,248
US Silica Holdings *	36,971	353,073
World Fuel Services	31,293	882,776

		27,903,650

FINANCIALS — 19.7%
Allegiance Bancshares	9,341	411,284
Ambac Financial Group *	23,052	326,647
American Equity Investment Life Holding	40,623	1,671,230
Ameris Bancorp	32,638	1,609,380
AMERISAFE	9,593	503,824
Apollo Commercial Real Estate Finance ‡	65,142	889,188
ARMOUR Residential REIT ‡	44,637	418,695
Assured Guaranty	34,440	1,835,308
Axos Financial *	26,418	1,360,527
B Riley Financial	8,458	520,759

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Banc of California	26,690	$ 515,651
BancFirst	9,358	701,382
Bancorp *	28,227	841,729
BankUnited	43,955	1,835,121
Banner	16,899	1,049,597
Berkshire Hills Bancorp	24,105	713,267
Blucora *	24,103	390,951
Brightsphere Investment Group	20,247	436,930
Brookline Bancorp	38,306	655,033
Capitol Federal Financial	63,960	711,875
Central Pacific Financial	13,919	405,043
City Holding	7,489	600,693
Columbia Banking System	38,354	1,333,569
Community Bank System	26,608	1,900,343
Customers Bancorp *	14,712	857,710
CVB Financial	62,851	1,384,608
Dime Community Bancshares	16,433	574,498
Donnelley Financial Solutions *	14,677	546,278
Eagle Bancorp	15,826	949,085
eHealth *	11,709	255,842
Ellington Financial ‡	27,833	494,592
Employers Holdings	13,843	541,261
Encore Capital Group *	12,764	823,278
Enova International *	18,738	754,767
EZCORP, Cl A *	26,630	158,981
FB Financial	17,727	789,206
First Bancorp	17,104	751,037
First BanCorp	101,459	1,476,228
First Commonwealth Financial	47,027	778,767
First Financial Bancorp	46,254	1,166,063
First Hawaiian	63,556	1,801,813
First Midwest Bancorp	56,323	1,169,829
Flagstar Bancorp	26,233	1,187,043
Franklin BSP Realty Trust ‡	22,666	305,311
Genworth Financial, Cl A *	250,330	976,287
Granite Point Mortgage Trust ‡	26,770	323,917
Great Western Bancorp	27,304	843,147
Green Dot, Cl A *	27,089	858,992
Greenhill	8,580	143,114
Hanmi Financial	15,001	403,227
HCI Group	3,979	270,055
Heritage Financial	17,502	424,598
Hilltop Holdings	29,997	990,801
HomeStreet	10,090	491,887
Hope Bancorp	59,544	997,362

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Horace Mann Educators	20,552	$ 781,182
Independent Bank	23,442	1,977,333
Independent Bank Group	18,218	1,383,111
Invesco Mortgage Capital ‡	156,879	420,436
Investors Bancorp	111,230	1,815,274
James River Group Holdings	18,473	523,155
KKR Real Estate Finance Trust ‡	21,956	468,541
Lakeland Financial	12,482	997,686
LendingTree *	5,819	708,987
Meta Financial Group	15,689	932,868
Mr Cooper Group *	37,205	1,493,781
National Bank Holdings, Cl A	15,009	681,409
NBT Bancorp	21,475	830,653
New York Mortgage Trust ‡	189,953	712,324
NMI Holdings, Cl A *	42,305	1,046,626
Northfield Bancorp	21,704	342,055
Northwest Bancshares	62,696	884,641
OFG Bancorp	24,593	680,488
Old National Bancorp	81,808	1,499,541
Pacific Premier Bancorp	46,552	1,780,614
Palomar Holdings *	11,971	631,470
Park National	7,151	968,674
PennyMac Mortgage Investment Trust ‡	48,055	856,340
Piper Sandler	7,061	1,088,947
PRA Group *	21,600	1,004,400
Preferred Bank	6,764	527,998
ProAssurance	26,634	638,151
Provident Financial Services	38,256	924,648
Ready Capital ‡	29,723	423,256
Redwood Trust ‡	58,139	716,854
Renasant	27,504	1,011,597
S&T Bancorp	19,414	598,145
Safety Insurance Group	7,051	580,509
Seacoast Banking Corp of Florida .	28,788	1,050,762
Selectquote *	61,478	454,322
ServisFirst Bancshares	24,072	2,042,991
Simmons First National, Cl A	56,654	1,620,304
SiriusPoint *	43,143	365,421
Southside Bancshares	15,989	669,939
Stewart Information Services	13,400	957,162
StoneX Group *	8,343	547,384
Tompkins Financial	5,872	467,176
Triumph Bancorp *	11,652	1,019,317
Trupanion *	17,019	1,621,060

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
TrustCo Bank NY	9,517	$ 322,626
Trustmark	30,811	1,003,822
Two Harbors Investment ‡	171,019	983,359
United Community Banks	51,634	1,827,327
United Fire Group	10,774	268,704
Universal Insurance Holdings	14,037	241,998
Veritex Holdings	24,321	976,488
Virtus Investment Partners	3,604	943,095
Walker & Dunlop	14,542	1,925,506
Westamerica BanCorp	13,309	772,987
WisdomTree Investments	54,281	304,516
World Acceptance *	2,136	403,661
WSFS Financial	32,306	1,692,188

		97,541,419

HEALTH CARE — 11.3%
Addus HomeCare *	8,594	686,059
Allscripts Healthcare Solutions *	62,515	1,264,053
AMN Healthcare Services *	24,052	2,437,430
AngioDynamics *	19,867	429,723
Anika Therapeutics *	8,752	278,314
Apollo Medical Holdings *	19,113	983,937
Artivion *	21,454	381,881
Avanos Medical *	24,475	740,613
Avid Bioservices *	32,393	611,256
BioLife Solutions *	15,521	463,147
Cara Therapeutics *	25,918	300,130
Cardiovascular Systems *	22,435	394,183
Coherus Biosciences *	35,665	440,819
Collegium Pharmaceutical *	22,811	407,176
Computer Programs and Systems *	8,995	254,738
CONMED	15,046	2,070,029
CorVel *	4,968	874,964
Covetrus *	53,275	962,679
Cross Country Healthcare *	19,453	418,434
Cutera *	8,900	324,049
Cytokinetics *	42,460	1,409,247
Eagle Pharmaceuticals *	7,330	336,740
Emergent BioSolutions *	25,437	1,190,452
Enanta Pharmaceuticals *	9,425	560,033
Ensign Group	27,408	2,067,385
Fulgent Genetics *	10,184	650,452
Glaukos *	24,098	1,282,978
Hanger *	22,854	414,343
Harmony Biosciences Holdings *	13,505	484,289

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
HealthStream *	14,127	$ 343,992
Heska *	5,632	774,851
Innoviva *	39,469	632,688
Inogen *	11,097	329,914
Integer Holdings *	17,266	1,353,827
iTeos Therapeutics *	10,000	366,200
Joint *	7,773	420,053
Lantheus Holdings *	35,017	889,782
LeMaitre Vascular	11,033	466,806
Ligand Pharmaceuticals *	8,594	1,071,070
Meridian Bioscience *	23,022	480,009
Merit Medical Systems *	26,655	1,478,020
Mesa Laboratories	2,772	788,163
ModivCare *	6,506	754,241
Myriad Genetics *	40,935	1,076,181
Natus Medical *	18,681	430,410
Nektar Therapeutics, Cl A *	95,703	1,064,217
NeoGenomics *	64,348	1,450,404
NextGen Healthcare *	31,148	601,468
Omnicell *	22,329	3,352,476
OptimizeRx *	9,246	415,423
OraSure Technologies *	37,286	329,981
Organogenesis Holdings, Cl A *	37,940	291,759
Orthofix Medical *	10,677	324,581
Owens & Minor	38,075	1,602,577
Pacira BioSciences *	23,789	1,493,236
Pennant Group *	15,444	256,679
Phibro Animal Health, Cl A	14,779	285,235
Prestige Consumer Healthcare *	26,956	1,521,666
RadNet *	23,621	608,241
Select Medical Holdings	54,850	1,274,165
Spectrum Pharmaceuticals *	110,074	77,195
Supernus Pharmaceuticals *	29,850	920,873
Surmodics *	7,972	364,161
Tabula Rasa HealthCare *	12,788	137,983
Tactile Systems Technology *	12,200	192,394
Tivity Health *	24,719	628,851
US Physical Therapy	7,178	694,615
Vanda Pharmaceuticals *	31,523	477,889
Varex Imaging *	20,696	540,166
Vericel *	24,574	874,343
Xencor *	31,629	1,087,089
Zynex	14,080	111,514

		55,754,921

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 16.6%
AAON	20,922	$ 1,344,238
AAR *	16,918	681,288
ABM Industries	33,561	1,399,158
AeroVironment *	11,596	660,044
Alamo Group	4,996	703,687
Albany International, Cl A	16,419	1,374,434
Allegiant Travel *	7,608	1,359,245
American Woodmark *	8,303	497,599
Apogee Enterprises	12,500	558,125
Applied Industrial Technologies	19,481	1,908,748
ArcBest	12,703	1,123,453
Arcosa	23,845	1,112,608
Astec Industries	11,340	717,709
Atlas Air Worldwide Holdings *	13,417	1,077,788
AZZ	12,722	605,313
Barnes Group	23,152	1,045,776
Boise Cascade	20,987	1,473,707
Brady, Cl A	24,204	1,256,672
Chart Industries *	17,760	2,164,411
CIRCOR International *	10,104	280,588
Comfort Systems USA	18,110	1,625,916
CoreCivic *	59,345	599,978
Deluxe	21,551	648,685
DXP Enterprises *	8,503	242,761
Encore Wire	10,602	1,194,739
Enerpac Tool Group, Cl A	30,713	548,227
EnPro Industries	10,258	1,077,295
ESCO Technologies	12,907	1,029,720
Exponent	25,854	2,455,613
Federal Signal	30,762	1,200,333
Forrester Research *	5,515	303,435
Forward Air	13,336	1,417,617
Franklin Electric	19,688	1,708,918
GEO Group ‡	63,774	429,199
Gibraltar Industries *	16,643	912,036
GMS *	22,078	1,129,952
Granite Construction	22,742	818,257
Greenbrier	16,123	650,724
Griffon	24,535	549,339
Harsco *	39,735	623,839
Hawaiian Holdings *	25,370	433,827
Healthcare Services Group	37,425	680,761
Heartland Express	23,169	346,608
Heidrick & Struggles International	9,942	435,161
Hillenbrand	37,297	1,733,565

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
HNI	21,573	$ 904,772
Hub Group, Cl A *	16,759	1,268,991
Insteel Industries	10,255	387,947
Interface, Cl A	30,306	401,858
John Bean Technologies	16,015	2,162,025
Kaman	13,812	552,066
KAR Auction Services *	60,017	853,442
Kelly Services, Cl A	17,970	306,928
Korn Ferry	27,047	1,795,380
Lindsay	5,506	695,132
ManTech International, Cl A	13,650	986,076
Marten Transport	29,644	494,758
Matson	21,513	2,100,960
Matthews International, Cl A	15,597	547,767
Meritor *	36,798	848,194
Moog, Cl A	14,609	1,113,790
Mueller Industries	30,095	1,554,708
MYR Group *	8,507	799,913
NOW *	54,768	486,888
NV5 Global *	6,014	629,004
Park Aerospace	9,709	131,363
PGT Innovations *	30,149	572,529
Pitney Bowes	85,785	528,436
Powell Industries	4,490	134,071
Proto Labs *	14,041	704,577
Quanex Building Products	17,836	388,646
Resideo Technologies *	72,434	1,794,915
Resources Connection	15,593	271,786
SkyWest *	24,856	948,256
SPX *	23,176	1,209,324
SPX FLOW	21,049	1,814,424
Standex International	6,142	610,208
Tennant	9,381	723,932
Titan International *	26,675	260,081
Triumph Group *	31,877	580,799
TrueBlue *	17,545	466,697
UFP Industries	31,603	2,523,816
UniFirst	7,541	1,433,469
US Ecology *	15,610	446,134
Veritiv *	7,005	652,025
Viad *	10,221	385,025
Wabash National	25,252	495,444
Watts Water Technologies, Cl A	13,789	2,112,613

		82,220,265

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 13.2%
3D Systems *	65,672	$ 1,175,529
8x8 *	56,392	865,617
ADTRAN	26,532	509,680
Advanced Energy Industries	20,061	1,728,857
Agilysys *	9,818	373,673
Alarm.com Holdings *	22,939	1,710,561
Arlo Technologies *	43,595	378,840
Axcelis Technologies *	16,584	1,038,324
Badger Meter	15,524	1,570,563
Benchmark Electronics	18,626	449,632
Bottomline Technologies DE *	19,082	1,076,034
CalAmp *	20,014	118,883
CEVA *	11,381	428,722
Cohu *	24,910	821,532
Comtech Telecommunications	13,382	272,056
Consensus Cloud Solutions *	8,047	456,265
CSG Systems International	16,172	918,084
CTS	17,060	572,363
Diebold Nixdorf *	38,373	358,404
Digi International *	18,759	419,076
Diodes *	22,343	2,073,207
Ebix	12,257	372,490
ePlus *	15,655	719,660
EVERTEC	29,862	1,303,178
ExlService Holdings *	16,452	1,982,795
Extreme Networks *	67,352	854,697
Fabrinet *	19,249	2,178,217
FARO Technologies *	10,124	549,834
FormFactor *	39,041	1,668,612
Harmonic *	55,409	596,201
Ichor Holdings *	14,414	611,442
Insight Enterprises *	18,448	1,736,879
InterDigital	15,197	1,049,049
Itron *	23,267	1,442,554
Knowles *	50,229	1,065,357
Kulicke & Soffa Industries	31,112	1,701,515
LivePerson *	32,701	976,779
MaxLinear, Cl A *	35,019	2,101,840
Methode Electronics	21,686	954,835
NETGEAR *	16,902	467,678
NetScout Systems *	37,934	1,196,818
OneSpan *	17,106	274,722
Onto Innovation *	24,411	2,234,583
OSI Systems *	9,424	781,627
PC Connection	7,462	323,478

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PDF Solutions *	14,828	$ 440,836
Perficient *	16,251	1,703,430
Photronics *	30,170	539,440
Plantronics *	22,775	606,954
Plexus *	15,566	1,206,676
Progress Software	21,886	996,032
Rambus *	53,959	1,362,465
Sanmina *	34,923	1,320,788
ScanSource *	14,459	450,832
SMART Global Holdings *	11,550	662,508
SPS Commerce *	17,797	2,204,158
TTEC Holdings	9,276	742,915
TTM Technologies *	51,697	695,841
Ultra Clean Holdings *	22,461	1,132,484
Unisys *	33,265	607,086
Veeco Instruments *	25,042	688,405
Viavi Solutions *	122,778	2,020,926
Vonage Holdings *	124,576	2,596,164
Xperi Holding	52,247	881,407

		65,320,089

MATERIALS — 5.2%
AdvanSix	14,761	621,290
Allegheny Technologies *	63,019	1,152,618
American Vanguard	13,345	202,444
Arconic *	52,635	1,628,001
Balchem	16,165	2,375,285
Carpenter Technology	23,871	685,575
Century Aluminum *	25,119	385,325
Clearwater Paper *	8,290	262,130
Ferro *	41,887	913,137
Ferroglobe *	13,290	67,513
FutureFuel	13,019	101,548
GCP Applied Technologies *	26,879	857,440
Glatfelter	21,968	381,364
Hawkins	9,654	360,287
Haynes International	6,315	237,570
HB Fuller	26,393	1,894,226
Innospec	12,444	1,156,794
Kaiser Aluminum	7,886	755,084
Koppers Holdings *	11,908	355,811
Kraton *	16,449	762,905
Livent *	80,836	1,860,036
Materion	10,331	855,923
Mercer International	21,827	265,198
Myers Industries	18,996	343,258

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Neenah	8,310	$ 383,091
O-I Glass, Cl I *	80,364	1,069,645
Olympic Steel	5,193	110,559
Quaker Chemical	6,835	1,429,677
Rayonier Advanced Materials *	31,960	199,111
Stepan	10,741	1,183,229
SunCoke Energy	41,416	283,700
Sylvamo *	18,074	538,424
TimkenSteel *	21,383	300,003
Tredegar	16,102	189,199
Trinseo	20,333	1,088,629
Warrior Met Coal	25,473	667,393

		25,923,422

REAL ESTATE — 7.9%
Acadia Realty Trust ‡	43,818	867,158
Agree Realty ‡	34,428	2,250,903
Alexander & Baldwin ‡	35,930	824,593
American Assets Trust ‡	26,062	937,450
Armada Hoffler Properties ‡	30,412	426,680
Brandywine Realty Trust ‡	84,429	1,085,757
CareTrust REIT ‡	48,056	1,019,268
Centerspace ‡	7,075	674,813
Chatham Lodging Trust *‡	24,222	321,426
Community Healthcare Trust ‡	11,587	525,355
DiamondRock Hospitality *‡	104,336	975,542
Diversified Healthcare Trust ‡	118,896	362,633
Douglas Elliman *	32,601	252,984
Easterly Government Properties, Cl A ‡	42,671	894,811
Essential Properties Realty Trust ‡	60,027	1,593,717
Four Corners Property Trust ‡	38,852	1,051,724
Franklin Street Properties ‡	47,315	262,598
Getty Realty ‡	19,536	579,633
Global Net Lease ‡	51,323	735,972
Hersha Hospitality Trust, Cl A *‡	16,431	148,208
Independence Realty Trust ‡	51,587	1,185,985
Industrial Logistics Properties Trust ‡	32,400	742,932
Innovative Industrial Properties, Cl A ‡	11,920	2,362,425
iStar ‡	34,417	738,933
LTC Properties ‡	19,505	703,545
LXP Industrial Trust ‡	139,534	2,077,661
Marcus & Millichap *	12,984	607,781
NexPoint Residential Trust ‡	11,258	892,759
Office Properties Income Trust ‡	23,977	610,934

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Orion Office REIT *‡	27,343	$ 454,987
RE, Cl A	9,412	280,101
Realogy Holdings *	60,878	1,004,487
Retail Opportunity Investments ‡	59,978	1,111,392
RPT Realty ‡	42,669	538,483
Safehold ‡	7,163	443,390
Saul Centers ‡	6,474	319,686
Service Properties Trust ‡	81,782	699,236
SITE Centers ‡	89,170	1,320,608
St. Joe	16,915	820,547
Summit Hotel Properties *‡	52,733	496,745
Tanger Factory Outlet Centers ‡	52,134	886,799
Uniti Group ‡	118,074	1,423,972
Universal Health Realty Income Trust ‡	6,380	371,954
Urstadt Biddle Properties, Cl A ‡	15,014	295,626
Veris Residential ‡	39,646	654,159
Washington Real Estate Investment Trust ‡	41,757	1,028,057
Whitestone REIT, Cl B ‡	22,976	234,585
Xenia Hotels & Resorts *‡	56,576	981,028

		39,080,022

UTILITIES — 1.9%
American States Water	18,695	1,724,240
Avista	35,476	1,577,263
California Water Service Group	26,589	1,650,911
Chesapeake Utilities	8,946	1,218,535
Middlesex Water	8,837	894,658
Northwest Natural Holding	15,533	735,332
South Jersey Industries	55,672	1,392,913
Unitil	8,171	383,547

		9,577,399

Total Common Stock (Cost $404,472,203)		491,876,533

Catholic Responsible Investments	Small-Cap Fund
January 31, 2022
(Unaudited)

RIGHTS — 0.0%

	Number Of Rights	Value
China Telecom *	80	$ —
Media General *	20,366	—
Progenics Pharmaceuticals *	61,398	—
Toriba Therapeutics *	2,044	—

Total Rights (Cost $123)		—

SHORT-TERM INVESTMENT — 0.7%

	Face Amount	Value
Brown Brothers Harriman, 0.000% (a) (Cost $3,273,909)	$3,273,909	$3,273,909

Total Short-Term Investments (Cost $3,273,909)		3,273,909

Total Investments in Securities — 100.0% (Cost $407,746,235)		$495,150,442

Percentages are based on Nest Assets of $495,313,078.

A list of the open futures contracts held by the Fund at January 31, 2002 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts Russell 2000 Index E-MINI	22	Mar-2022	$2,479,303	$2,226,840	$(252,463)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(a)	The rate reported is the 7-day effective yield as of January, 31, 2022.

Cl — Class

The following is a list of the level of inputs used as of January 31, 2002, in valuing the Fund’s other financial instruments carried at value:

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$491,876,533	$—	$—	$491,876,533
Short-Term Investment	3,273,909	—	—	3,273,909
Rights	—	—	—	—

Total Investments in Securities	$495,150,442	$—	$—	$495,150,442

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a list of the level of inputs used as of January 31, 2002, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(252,463)	–	–	$(252,463)

Total Other Financial Instruments	$(252,463)	$–	$–	$(252,463)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100

Catholic Responsible Investments	Ultra Short Bond Fund
January 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 37.3%

	Face Amount	Value
U.S. Cash Management Bill
0.275%, 05/24/22(A)(B)	$600,000	$599,459
0.150%, 05/10/22(A)(B)	1,200,000	1,199,298
0.125%, 05/03/22(A)(B)	2,000,000	1,998,948
U.S. Treasury Bill
0.170%, 04/21/22(A)(B)	1,500,000	1,499,449
0.120%, 04/14/22(A)(B)	2,000,000	1,999,450
0.090%, 04/07/22(A)(B)	600,000	599,852
0.085%, 03/31/22(A)(B)	2,375,000	2,374,592
0.075%, 03/24/22(A)(B)	600,000	599,934
0.070%, 03/29/22(A)(B)	2,000,000	1,999,603
0.065%, 05/19/22(A)(B)	2,000,000	1,998,439
0.060%, 04/28/22(A)(B)	1,300,000	1,299,418
0.050%, 02/08/22(A)(B)	2,000,000	1,999,988
0.050%, 02/15/22(A)(B)	1,000,000	999,984
0.050%, 03/03/22(A)(B)	1,000,000	999,971
U.S. Treasury Bill- When Issued 0.055%, 03/08/22(A)(B)	1,250,000	1,249,960
U.S. Treasury Note 0.295%, VAR US Treasury 3
Month Bill Money Market Yield + 0.055%, 10/31/22	2,200,000	2,201,691

Total U.S. Treasury Obligations (Cost $23,621,693)		23,620,036

CORPORATE OBLIGATIONS — 17.6%

	Face Amount	Value

CONSUMER STAPLES — 2.0%
Daimler Finance North America 3.400%, 02/22/22(C)	$1,100,000	$1,101,834
Volkswagen Group of America Finance 2.700%, 09/26/22(C)	200,000	202,153

		1,303,987

FINANCIALS — 12.5%
Athene Global Funding 3.000%, 07/01/22(C)	350,000	353,338
Banco Santander 3.500%, 04/11/22	400,000	402,301
Barclays Bank 1.700%, 05/12/22	600,000	601,446
BNP Paribas NY
0.180%, VAR U.S. SOFR + 0.130%, 09/09/22	650,000	649,705
Citigroup 2.750%, 04/25/22	400,000	401,400

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Credit Suisse NY
0.500%, VAR U.S. SOFR + 0.450%, 02/04/22	$400,000	$400,007
0.430%, VAR SOFRINDX + 0.380%, 08/09/23	300,000	300,045
Deutsche Bank NY
0.550%, VAR U.S. SOFR + 0.500%, 11/08/23	225,000	224,800
Dexia Credit Local
2.375%, 09/20/22	300,000	303,126
Equitable Financial Life Global Funding
0.439%, VAR U.S. SOFR + 0.390%, 04/06/23(C)	450,000	450,095
Goldman Sachs Group
0.479%, VAR U.S. SOFR + 0.430%, 03/08/23	300,000	299,933
Manufacturers & Traders Trust
2.500%, 05/18/22	565,000	567,356
Mitsubishi UFJ Financial Group
2.665%, 07/25/22	575,000	580,288
Mizuho Financial Group
2.953%, 02/28/22	414,000	414,788
Morgan Stanley MTN
3.125%, 01/23/23	350,000	356,763
2.750%, 05/19/22	300,000	302,046
NatWest Markets
3.625%, 09/29/22(C)	500,000	509,408
Nordea Bank Abp NY
0.220%, VAR U.S. SOFR + 0.170%, 11/28/22	250,000	249,914
Toronto-Dominion Bank MTN
0.290%, VAR U.S. SOFR + 0.240%, 01/06/23	150,000	150,013
UBS
0.369%, VAR U.S. SOFR + 0.320%, 06/01/23(C)	375,000	375,097

		7,891,869

INDUSTRIALS — 0.8%
ABB Finance USA
2.875%, 05/08/22	300,000	301,686
Caterpillar Financial Services MTN
0.220%, VAR U.S. SOFR + 0.170%, 01/10/24	175,000	174,925

		476,611

Catholic Responsible Investments	Ultra Short Bond Fund
January 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — 0.3%
QUALCOMM
1.029%, VAR ICE LIBOR USD 3 Month + 0.730%, 01/30/23	$ 194,000	$ 195,641

MATERIALS — 0.4%
BHP Billiton Finance USA
2.875%, 02/24/22	250,000	250,376

UTILITIES — 1.6%
Florida Power & Light
0.300%, VAR SOFRINDX + 0.250%, 05/10/23	200,000	200,004
National Rural Utilities Cooperative Finance MTN
0.450%, VAR U.S. SOFR + 0.400%, 08/07/23	225,000	—
NextEra Energy Capital Holdings
0.589%, VAR SOFRINDX + 0.540%, 03/01/23	225,000	225,366
0.430%, VAR ICE LIBOR USD 3 Month + 0.270%, 02/22/23	300,000	299,975
Southern
0.420%, VAR U.S. SOFR + 0.370%, 05/10/23	300,000	299,567

		1,024,912

Total Corporate Obligations (Cost $11,378,880)		11,143,396

ASSET-BACKED SECURITIES — 13.5%

	Face Amount	Value

Automotive — 11.4%
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/24 (C)	$ 51,353	$ 51,337
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl A
0.370%, 10/15/24 (C)	39,179	39,150
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/25 (C)	99,220	98,985
AmeriCredit Automobile Receivables Trust, Ser 2019-2, Cl B
2.540%, 07/18/24	75,000	75,588

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A1
0.183%, 11/18/22	$ 52,255	$ 52,246
ARI Fleet Lease Trust, Ser 2021-A, Cl A1
0.173%, 06/15/22 (C)	40,398	40,390
BMW Vehicle Lease Trust, Ser 2022-1, Cl A1
0.237%, 01/25/23	204,000	203,970
Capital One Prime Auto Receivables Trust, Ser 2021-1, Cl A1
0.134%, 11/15/22	120,732	120,703
CarMax Auto Owner Trust, Ser 2021-4, Cl A1
0.109%, 09/15/22	63,096	63,090
CarMax Auto Owner Trust, Ser 2022-1, Cl A1
0.313%, 02/15/23	253,000	252,974
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/28	30,159	30,061
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A1
0.158%, 10/11/22	69,898	69,890
Carvana Auto Receivables Trust, Ser 2021-P4, Cl A1
0.306%, 01/10/23	119,083	119,075
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/24 (C)	20,926	20,921
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/25 (C)	60,178	60,096
CPS Auto Receivables Trust, Ser 2021-C, Cl A
0.330%, 07/15/24 (C)	105,937	105,815
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/28 (C)	251,600	253,209
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
0.434%, VAR ICE LIBOR USD 1 Month + 0.330%, 12/11/34 (C)	221,681	221,794
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	93,750	94,021
Drive Auto Receivables Trust, Ser 2018-3, Cl D
4.300%, 09/16/24	127,392	128,776

Catholic Responsible Investments	Ultra Short Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Drive Auto Receivables Trust, Ser 2019-4, Cl C
2.510%, 11/17/25	$ 68,238	$ 68,568
Drive Auto Receivables Trust, Ser 2020-1, Cl C
2.360%, 03/16/26	150,000	150,907
Drive Auto Receivables Trust, Ser 2020-2, Cl B
1.420%, 03/17/25	109,876	110,135
Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.360%, 05/15/24	122,669	122,582
Drive Auto Receivables Trust, Ser 2021-3, Cl A2
0.520%, 01/15/25	300,000	299,198
DT Auto Owner Trust, Ser 2019- 2A, Cl C
3.180%, 02/18/25 (C)	101,166	101,674
DT Auto Owner Trust, Ser 2021- 1A, Cl A
0.350%, 01/15/25 (C)	103,892	103,768
DT Auto Owner Trust, Ser 2021- 2A, Cl A
0.410%, 03/17/25 (C)	141,781	141,443
DT Auto Owner Trust, Ser 2021- 3A, Cl A
0.330%, 04/15/25 (C)	217,270	216,423
Enterprise Fleet Financing, Ser 2021-2, Cl A1
0.175%, 07/20/22 (C)	57,290	57,277
Enterprise Fleet Financing, Ser 2021-3, Cl A1
0.222%, 11/21/22 (C)	76,683	76,619
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl B
2.080%, 07/15/24 (C)	39,074	39,131
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl B
0.790%, 09/16/24	150,825	150,874
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/24	23,195	23,190
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.340%, 01/16/24	19,012	19,004
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl A2
0.400%, 04/15/24	300,000	299,634
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/26 (C)	297,979	297,147
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/25 (C)	173,472	173,314

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/25 (C)	$ 102,343	$ 101,982
Ford Credit Auto Lease Trust, Ser 2021-B, Cl A1
0.118%, 10/15/22	53,866	53,859
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A1
0.239%, 02/15/23	150,000	149,956
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A
0.520%, 02/15/24 (C)	26,054	26,053
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl A
0.340%, 05/15/24 (C)	62,850	62,832
GM Financial Automobile Leasing Trust, Ser 2021-3, Cl A1
0.130%, 08/22/22	32,586	32,580
GM Financial Consumer Automobile Receivables Trust, Ser 2022-1, Cl A1
0.229%, 01/17/23	220,000	219,966
Hyundai Auto Receivables Trust, Ser 2021-B, Cl A1
0.136%, 08/15/22	3,602	3,602
Nissan Auto Lease Trust, Ser 2021- A, Cl A1
0.150%, 11/15/22	133,986	133,968
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A1
0.188%, 11/15/22 (C)	128,046	128,024
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/25	350,000	351,056
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/24	116,220	116,216
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl B
0.730%, 03/17/25	300,000	300,104
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/24	45,071	45,066
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A2
0.290%, 05/15/24	148,441	148,376
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl A1
0.168%, 11/15/22	14,469	14,467
United Auto Credit Securitization Trust, Ser 2021-1, Cl A
0.340%, 07/10/23 (C)	33,610	33,601

Catholic Responsible Investments	Ultra Short Bond Fund
January 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A2
0.270%, 04/20/23	$ 152,121	$ 152,064
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/23 (C)	155,611	156,560
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/24 (C)	175,000	175,877
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.570%, 09/16/24 (C)	300,000	299,352

		7,258,540

Other Asset-Backed Securites — 2.1%
CCG Receivables Trust, Ser 2021- 2, Cl A1
0.125%, 10/14/22 (C)	149,700	149,653
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/22 (C)(D)	1,748	1,753
Dell Equipment Finance Trust, Ser 2021-2, Cl A1
0.182%, 09/22/22 (C)	174,466	174,395
DLLAD, Ser 2021-1A, Cl A1
0.158%, 08/22/22 (C)	9,318	9,317
Dllmt, Ser 2021-1A, Cl A1
0.229%, 10/20/22 (C)	113,367	113,319
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/28 (C)	66,406	66,284
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/29 (C)	100,000	99,902
GreatAmerica Leasing Receivables Funding, Ser 2021-2, Cl A1
0.149%, 10/17/22 (C)	327,240	327,010
HPEFS Equipment Trust, Ser 2021- 2A, Cl A1
0.138%, 06/20/22 (C)	39,611	39,605
HPEFS Equipment Trust, Ser 2022- 1A, Cl A1
0.427%, 01/20/23 (C)	267,000	266,942
Kubota Credit Owner Trust, Ser 2021-2A, Cl A1
0.165%, 08/15/22 (C)	54,801	54,789
MMAF Equipment Finance, Ser 2021-A, Cl A1
0.182%, 05/13/22 (C)	6,869	6,869

		1,309,838

Total Asset-Backed Securities
(Cost $8,581,907)		8,568,378

COMMERCIAL PAPER — 13.0%

	Face Amount	Value
Australia & New Zealand Banking Group
0.180%, 02/04/22	$ 500,000	$ 499,996
Bank of Montreal
0.210%, 04/13/22	300,000	299,890
BASF
0.240%, 03/22/22	330,000	329,916
Bayerische Landesbank
0.171%, 04/01/22	300,000	299,930
Commonwealth Bank of Australia
0.190%, 07/18/22	675,000	673,406
Credit Industriel et Commercial
0.151%, 02/23/22	500,000	499,984
HSBC USA
0.250%, 06/10/22	350,000	349,402
ING US Funding
0.140%, 02/11/22	650,000	649,984
Macquarie Bank
0.201%, 07/06/22	300,000	299,397
National Bank of Canada
0.180%, 08/10/22	625,000	623,186
Old Line Funding
0.200%, 03/10/22	400,000	399,938
0.140%, 02/22/10	650,000	649,963
Province of Alberta Canada
0.180%, 06/02/22	300,000	299,794
0.128%, 06/04/22	250,000	249,934
Royal Bank of Canada NY
0.638%, 04/10/22	500,000	497,670
Skandinaviska Enskilda Banken
0.170%, 06/15/22	550,000	549,123
Standard Chartered Bank
0.241%, 10/06/22	250,000	248,653
Svenska Handelsbanken
0.240%, 03/16/22	250,000	249,970
0.160%, 05/24/22	250,000	249,787
Thunder Bay Funding
0.199%, 03/10/22	300,000	299,960

Total Commercial Paper
(Cost $8,225,801)		8,219,883

Catholic Responsible Investments	Ultra Short Bond Fund
January 31, 2022
(Unaudited)

REPURCHASE AGREEMENT — 11.5%

	Face Amount	Value
Socgen Triparty Tsy 0.045%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $7,300,009, collateralized by various U.S. Government obligations, par value $100-$1,998,600, 0.125%- 5.342%, 02/28/23-06/20/51,with a total market value of $7,446,000	$7,300,000	$7,300,000

Total Repurchase Agreements
(Cost $7,300,000)		7,300,000

CERTIFICATES OF DEPOSIT — 2.2%

	Face Amount	Value
Toronto Dominion
0.230%, 03/17/22	$725,000	$725,000
Westpac Banking Corp
0.240%, 03/30/22	700,000	700,000

Total Certificates of Deposit
(Cost $1,425,000)		1,425,000

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%

	Face Amount	Value
FFCB
0.085%, VAR U.S. SOFR + 0.035%, 07/12/23	$600,000	$600,007

Total U.S. Government Agency Obligations
(Cost $599,956)		600,007

Total Investments in Securities — 96.1%
(Cost $61,133,237)		$60,876,700

Percentages are based on Nest Assets of $63,373,811.

(A)	Zero coupon security.

(B)	Interest rate represents the security’s effective yield at the time of purchase.

(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2022 was $13,854,859 and represented 21.9% of Net Assets.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FFCB — Federal Farm Credit Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$2,201,691	$21,418,345	$—	$23,620,036
Corporate Obligations	—	11,143,396	—	11,143,396
Asset-Backed Securities	—	8,568,378	—	8,568,378
Commercial Paper	—	8,219,883	—	8,219,883
Repurchase Agreement	—	7,300,000	—	7,300,000
Certificates of Deposit	—	1,425,000	—	1,425,000
U.S. Government Agency Obligation	—	600,007	—	600,007

Total Investments in Securities	$2,201,691	$58,675,009	$—	$60,876,700

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0100